                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

           Investment Company Act file number 811-21242
                                              ---------

                     NUVEEN QUALITY PREFERRED INCOME FUND 3
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 917-7700
                                                           ---------------------

                     Date of fiscal year end: December 31
                                              -------------------

                  Date of reporting period: June 30, 2006
                                            ---------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. SS. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                             SEMIANNUAL REPORT JUNE 30, 2006

                        NUVEEN INVESTMENTS
                        EXCHANGE-TRADED
                        CLOSED-END
                        FUNDS

              NUVEEN QUALITY
            PREFERRED INCOME
                        FUND
                         JTP

              NUVEEN QUALITY
            PREFERRED INCOME
                      FUND 2
                         JPS

              NUVEEN QUALITY
            PREFERRED INCOME
                      FUND 3
                         JHP

                        HIGH CURRENT INCOME
                        FROM A PORTFOLIO OF
                        INVESTMENT-GRADE
                        PREFERRED SECURITIES

                                                                     NUVEEN LOGO

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

         WWW.INVESTORDELIVERY.COM             OR       WWW.NUVEEN.COM/ACCOUNTACCESS
         if you get your Nuveen Fund                   if you get your Nuveen Fund
         dividends and statements from                 dividends and statements directly
         your financial advisor or                     from Nuveen.
         brokerage account.
         (Be sure to have the address
         sheet that accompanied this
         report handy. You'll need it to
         complete the enrollment process.)

                                                                     NUVEEN LOGO

                                                    (TIMOTHY SCHWERTFEGER PHOTO)
                                                         Timothy R. Schwertfeger
                                                           Chairman of the Board


     CHAIRMAN'S
           LETTER TO SHAREHOLDERS

      Dear Shareholder:

      I am very pleased to report that over the six-month period covered by this report, your Fund continued to provide you with attractive monthly income from a diversified portfolio of quality preferred securities. For more information on your Fund's performance, please read the Portfolio Managers' Comments, the Distribution and Share Price Information, and the Performance Overview sections of this report.

      Portfolio diversification is a recognized way to try to reduce some of the risk that comes with investing. Since one part of your portfolio may be going up when another is going down, portfolio diversification may help smooth your investment returns over time. In addition to providing regular monthly income, an investment like your Fund may help you achieve and benefit from greater portfolio diversification. Your financial advisor can explain these potential advantages in more detail. I urge you to contact him or her soon for more information on this important investment strategy.

"IN ADDITION TO PROVIDING REGULAR MONTHLY INCOME, AN INVESTMENT LIKE YOUR FUND MAY HELP YOU ACHIEVE AND BENEFIT FROM GREATER PORTFOLIO DIVERSIFICATION."

      At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives. We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

(TIMOTHY SCHWERFEGER SIG)
Timothy R. Schwertfeger
Chairman of the Board

August 11, 2006

Nuveen Investments Exchange-Traded Closed-End Funds (JTP, JPS, JHP)

PORTFOLIO MANAGERS'
          COMMENTS

The Nuveen Quality Preferred Income Funds are sub-advised by a team of specialists at Spectrum Asset Management Inc. (Spectrum), an affiliate of Principal Capital(SM). Mark Lieb, Bernie Sussman and Phil Jacoby, who have more than 50 years of combined experience in the preferred securities markets, lead the team. Here Mark, Bernie and Phil talk about their management strategy and the performance of each Fund for the six-month period ended June 30, 2006.

WHAT WAS YOUR OVERALL MANAGEMENT STRATEGY FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2006?
During the six-month period we generally maintained the 60/40 portfolio mix between the $25 Par Preferred Securities (retail driven) asset type and the Capital Preferred Securities (institutionally driven) asset type in all three funds. Dividends Received Deduction (DRD) tax advantaged securities were sold and the proceeds were reinvested roughly equally in fully taxable $25 Par Preferred Securities and in competitor closed-end funds (CEFs) (also retail driven). The CEFs were purchased over the first half of 2006 at prices that were a discount to the Net Asset Value of the fund. Concentrations in CEFs were between 1.6% and 1.9% for each of the funds at June 30, 2006.

In the Capital Preferred Securities asset type, we decreased concentrations in "Euro-listed" securities and purchased Yankee Tier 1 and Enhanced Capital Advantaged Preferred Securities, "ECAPS," that offered more return potential with less duration risk. We also sold some high coupon, callable Capital Preferred Securities that had little potential upside to purchase some new issues that were priced attractively. The above actions were part of an ongoing effort to increase book yield while maintaining credit quality and diversity.

HOW DID THE FUNDS PERFORM OVER THE SIX-MONTHS ENDED JUNE 30, 2006?

The performance of each Fund, as well as the performance of several widely followed market indexes, is shown in the nearby chart.

TOTAL RETURN ON NET ASSET VALUE*
For periods ended June 30, 2006

-------------------------------------------------------------------------------------------
JTP                                 -0.73%
-------------------------------------------------------------------------------------------
JPS                                 -0.85%
-------------------------------------------------------------------------------------------
JHP                                 -0.56%
-------------------------------------------------------------------------------------------
Lehman Brothers
Aggregate Bond Index(1)             -0.72%
-------------------------------------------------------------------------------------------
Comparative Benchmark(2)            -1.53%
-------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
1 The Lehman Brothers Aggregate Bond Index is an unmanaged index that includes all investment-grade, publicly issued, fixed-rate, dollar denominated, nonconvertible debt issues and commercial mortgage backed securities with maturities of at least one year and outstanding par values of $150 million or more. Index returns do not include the effects of any sales charges or management fees. It is not possible to invest directly in an index.
2 Comparative benchmark performance is a blended return consisting of: 1) 55% of the Merrill Lynch Preferred Stock Hybrid Securities Index, an unmanaged index of investment-grade, exchange traded preferred stocks with outstanding market values of at least $30 million and at least one year to maturity; and 2) 45% of the Lehman Tier 1 Capital Securities Index, an unmanaged index that includes securities that can generally be viewed as hybrid fixed income securities that either receive regulatory capital treatment or a degree of "equity credit" from a rating agency.
--------------------------------------------------------------------------------


Past performance does not guarantee future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that a shareholder may have to pay on Fund distributions or upon the sale of Fund shares.

For more information, please see the individual Performance Overview pages in this report.

For the six months ended June 30, 2006, JTP and JPS underperformed the unleveraged, unmanaged Lehman Brothers Aggregate Bond Index and all three funds outperformed their comparative benchmark.

Early in the year, we continued to opportunistically increase the Fund's concentration in DRDs due to the relative attractiveness of the sector. We had purchased Agency DRD securities at spreads ranging between +140-160 in 2005 and sold out the positions in the first half of 2006 at spreads of between +90-100. Other DRDs, largely Financial and Banking names, were also sold at spreads approximately 85 basis points tighter than our purchase spreads in 2005. We have also benefited from the capital performance of the IPO market for floating rate DRD paper.

Spreads on Capital Preferred Securities widened along with the overall corporate bond market but also suffered from the confusion and uncertainty over actions taken by the National Association of Insurance Commissioners (NAIC) to classify several Preferred structures as common equity for the insurance industry. We were able to take advantage of the widening in ECAPS and certain Yankee issues to pick up yield. For example, we sold a Barclays Bank $25 par issue and bought a similar Barclays Capital Security for a yield pick up of 48 bps. We were also able to trade some of the higher beta issues for short term capital gains amidst the market uncertainty.

The NAIC's classification of the Lehman Brothers ECAPS and then of a Royal Bank of Scotland Yankee Tier 1 issue as common equity surprised the market and caused the Lehman Brothers Tier 1 Capital Security index to widen by 24 bps over the half. The Lehman Brothers Tier 1 Capital Security index returned -2.25% for the 1st half underperforming the Lehman Aggregate by 1.53%. The added volatility in the ECAPS and Tier 1 spaces provided some trading opportunities for the Funds, however, it caused the whole Capital Preferred Securities sector to weaken. Weakness in global corporate debt was also a factor contributing to the relatively weaker performance of Capital Preferred Securities within the funds.

DISTRIBUTION AND SHARE PRICE
        INFORMATION

Each of these Funds uses financial leverage in an effort to enhance its dividend-paying capabilities. While this strategy adds volatility to a Fund's net asset value and share price, it generally enhances the amount of income the Fund has to distribute to its common shareholders. The extent of this benefit is tied in part to the short-term rates these Funds pay their FundPreferred(TM) shareholders. As short-term rates rose through this reporting period, the Funds paid higher dividends to their FundPreferred shareholders.

Each of these Funds seeks to pay stable distributions at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay distributions at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in distributions, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid distributions in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income in distributions to shareholders. As of June 30, 2006, JTP had a positive UNII balance for financial statement purposes and a positive UNII balance, based upon our best estimate, for tax purposes. JPS and JHP had negative UNII balances for financial statement purposes and positive UNII balances, based upon our best estimate, for tax purposes.

JTP and JPS each paid steady monthly distributions over the course of the period. JHP declared a monthly distribution decrease in March. The distribution decreased from $0.0945 to $0.0910 per share.

As of June 30, 2006, the Funds' shares were trading at discounts to their NAVs as shown in the accompanying table:

                                6/30/06                        6-MONTH AVERAGE
                               DISCOUNT                               DISCOUNT
------------------------------------------------------------------------------
JTP                              -4.57%                               -6.10%
------------------------------------------------------------------------------
JPS                              -3.19%                               -5.84%
------------------------------------------------------------------------------
JHP                              -4.90%                               -4.65%
------------------------------------------------------------------------------

Nuveen Quality Preferred Income Fund
JTP

PERFORMANCE
     OVERVIEW As of June 30, 2006



PORTFOLIO ALLOCATION
(as a % of total investments)
-------------------------------------------------------------------------------------
$25 Par (or similar) Preferred Securities                                       56.3%
-------------------------------------------------------------------------------------
Capital Preferred Securities                                                    38.9%
-------------------------------------------------------------------------------------
Short-Term Investments                                                           1.9%
-------------------------------------------------------------------------------------
Investment Companies                                                             1.9%
-------------------------------------------------------------------------------------
Corporate Bonds                                                                  0.8%
-------------------------------------------------------------------------------------
Convertible Preferred Securities                                                 0.2%
-------------------------------------------------------------------------------------

BAR CHART:
2005-2006 MONTHLY DISTRIBUTIONS PER SHARE


Jul                                                                             0.0935
Aug                                                                             0.0935
Sep                                                                             0.0900
Oct                                                                             0.0900
Nov                                                                             0.0900
Dec                                                                             0.0900
Jan                                                                             0.0900
Feb                                                                             0.0900
Mar                                                                             0.0900
Apr                                                                             0.0900
May                                                                             0.0900
Jun                                                                             0.0900


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.


7/01/05                                                                          14.08
                                                                                 13.95
                                                                                 13.77
                                                                                 13.65
                                                                                 13.73
                                                                                 13.67
                                                                                 13.55
                                                                                 13.44
                                                                                 13.52
                                                                                 13.70
                                                                                 13.59
                                                                                 13.24
                                                                                 13.16
                                                                                 13.06
                                                                                 12.79
                                                                                 12.37
                                                                                 12.46
                                                                                 12.40
                                                                                 12.48
                                                                                 12.27
                                                                                 12.01
                                                                                 12.28
                                                                                 12.25
                                                                                 12.17
                                                                                 12.09
                                                                                 12.21
                                                                                 12.40
                                                                                 12.71
                                                                                 12.95
                                                                                 13.07
                                                                                 12.92
                                                                                 13.15
                                                                                 13.33
                                                                                 13.35
                                                                                 13.53
                                                                                 13.55
                                                                                 13.30
                                                                                 13.45
                                                                                 13.66
                                                                                 13.29
                                                                                 13.15
                                                                                 12.68
                                                                                 12.75
                                                                                 12.89
                                                                                 13.04
                                                                                 12.93
                                                                                 12.81
                                                                                 12.95
                                                                                 13.28
                                                                                 12.95
                                                                                 12.87
                                                                                 12.87
6/30/06                                                                          12.94


FUND SNAPSHOT

----------------------------------------------------------------------
Common Share Price                                              $12.94
----------------------------------------------------------------------
Common Share
Net Asset Value                                                 $13.56
----------------------------------------------------------------------
Premium/(Discount) to NAV                                       -4.57%
----------------------------------------------------------------------
Current Distribution Rate(1)                                     8.35%
----------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                          $874,005
----------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURN
(Inception 6/25/02)

-------------------------------------------------------------------------------------
                                                              ON SHARE PRICE   ON NAV
-------------------------------------------------------------------------------------
6-Month
(Cumulative)                                                       8.72%       -0.73%

-------------------------------------------------------------------------------------
1-Year                                                             0.44%       -0.18%

-------------------------------------------------------------------------------------
Since
Inception                                                          4.65%        6.91%

-------------------------------------------------------------------------------------

INDUSTRIES
(as a % of total investments)

-------------------------------------------------------------------
Commercial Banks                                              28.6%
-------------------------------------------------------------------
Insurance                                                     18.4%
-------------------------------------------------------------------
Real Estate                                                   16.9%
-------------------------------------------------------------------
Capital Markets                                               10.0%
-------------------------------------------------------------------
Diversified Financial Services                                 8.8%
-------------------------------------------------------------------
Oil, Gas & Consumable Fuels                                    3.6%
-------------------------------------------------------------------
Short-Term Investments                                         1.9%
-------------------------------------------------------------------
Other                                                         11.8%
-------------------------------------------------------------------


TOP FIVE ISSUERS
(EXCLUDING SHORT-TERM INVESTMENTS)
(as a % of total investments)

------------------------------------------------------------------
ING Group NV                                                  3.1%
------------------------------------------------------------------
JPMorgan Chase & Company                                      2.8%
------------------------------------------------------------------
Morgan Stanley                                                2.7%
------------------------------------------------------------------
Wachovia Corporation                                          2.6%
------------------------------------------------------------------
HSBC Holdings Public
Limited Company                                               2.4%
------------------------------------------------------------------



1 Current Distribution Rate is based on the Fund's current annualized monthly distribution divided by the Fund's current market price. The Fund's monthly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund's cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a tax return of capital.

Nuveen Quality Preferred Income Fund 2
JPS

PERFORMANCE
     OVERVIEW As of June 30, 2006


PORTFOLIO ALLOCATION
(as a % of total investments)
-------------------------------------------------------------------------------------
$25 Par (or similar) Preferred Securities                                       55.9%
-------------------------------------------------------------------------------------
Capital Preferred Securities                                                    40.0%
-------------------------------------------------------------------------------------
Short-Term Investments                                                           1.7%
-------------------------------------------------------------------------------------
Investment Companies                                                             1.6%
-------------------------------------------------------------------------------------
Corporate Bonds                                                                  0.6%
-------------------------------------------------------------------------------------
Convertible Preferred Securities                                                 0.2%
-------------------------------------------------------------------------------------

Bar Chart:
2005-2006 MONTHLY DISTRIBUTIONS PER SHARE



Jul                                                                             0.0960
Aug                                                                             0.0960
Sep                                                                             0.0930
Oct                                                                             0.0930
Nov                                                                             0.0930
Dec                                                                             0.0930
Jan                                                                             0.0930
Feb                                                                             0.0930
Mar                                                                             0.0930
Apr                                                                             0.0930
May                                                                             0.0930
Jun                                                                             0.0930


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing price
Past performance is not predictive of future results.


7/01/05                                                                          14.50
                                                                                 14.59
                                                                                 14.50
                                                                                 14.33
                                                                                 14.60
                                                                                 14.35
                                                                                 14.15
                                                                                 14.10
                                                                                 14.12
                                                                                 14.28
                                                                                 14.20
                                                                                 13.81
                                                                                 13.71
                                                                                 13.62
                                                                                 13.59
                                                                                 13.03
                                                                                 12.99
                                                                                 13.12
                                                                                 13.15
                                                                                 12.91
                                                                                 12.63
                                                                                 12.81
                                                                                 13.18
                                                                                 13.21
                                                                                 12.84
                                                                                 12.70
                                                                                 12.80
                                                                                 13.39
                                                                                 13.68
                                                                                 13.89
                                                                                 13.87
                                                                                 14.09
                                                                                 14.12
                                                                                 13.90
                                                                                 13.98
                                                                                 13.93
                                                                                 13.55
                                                                                 13.74
                                                                                 13.96
                                                                                 13.65
                                                                                 13.70
                                                                                 13.24
                                                                                 13.40
                                                                                 13.64
                                                                                 13.47
                                                                                 13.48
                                                                                 13.25
                                                                                 13.34
                                                                                 13.64
                                                                                 13.40
                                                                                 13.44
                                                                                 13.59
6/30/06                                                                          13.64


FUND SNAPSHOT

------------------------------------------------------------------------
Common Share Price                                                $13.64
------------------------------------------------------------------------
Common Share
Net Asset Value                                                   $14.09
------------------------------------------------------------------------
Premium/(Discount) to NAV                                         -3.19%
------------------------------------------------------------------------
Current Distribution Rate(1)                                       8.18%
------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                          $1,684,500
------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURN
(Inception 9/24/02)

-------------------------------------------------------------------------------------
                                                              ON SHARE PRICE   ON NAV
-------------------------------------------------------------------------------------
6-Month
(Cumulative)                                                      10.96%       -0.85%

-------------------------------------------------------------------------------------
1-Year                                                             3.89%       -0.26%

-------------------------------------------------------------------------------------
Since
Inception                                                          6.61%        8.41%

-------------------------------------------------------------------------------------

INDUSTRIES
(as a % of total investments)

-------------------------------------------------------------------
Commercial Banks                                              30.1%
-------------------------------------------------------------------
Insurance                                                     20.4%
-------------------------------------------------------------------
Real Estate                                                   16.1%
-------------------------------------------------------------------
Capital Markets                                                8.8%
-------------------------------------------------------------------
Diversified Financial Services                                 7.8%
-------------------------------------------------------------------
Electric Utilities                                             3.2%
-------------------------------------------------------------------
Short-Term Investments                                         1.7%
-------------------------------------------------------------------
Other                                                         11.9%
-------------------------------------------------------------------


TOP FIVE ISSUERS
(EXCLUDING SHORT-TERM INVESTMENTS)
(as a % of total investments)

------------------------------------------------------------------
Wachovia Corporation                                          3.6%
------------------------------------------------------------------
ING Group NV                                                  3.1%
------------------------------------------------------------------
Washington Mutual Incorporated                                2.5%
------------------------------------------------------------------
JPMorgan Chase & Company                                      2.4%
------------------------------------------------------------------
Sun Life Financial Services of Canada                         2.2%
------------------------------------------------------------------



1 Current Distribution Rate is based on the Fund's current annualized monthly distribution divided by the Fund's current market price. The Fund's monthly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund's cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a tax return of capital.

Nuveen Quality Preferred Income Fund 3
JHP

PERFORMANCE
     OVERVIEW As of June 30, 2006


PORTFOLIO ALLOCATION
(as a % of total investments)
-------------------------------------------------------------------------------------
$25 Par (or similar) Preferred Securities                                       62.5%
-------------------------------------------------------------------------------------
Capital Preferred Securities                                                    33.9%
-------------------------------------------------------------------------------------
Investment Companies                                                             1.7%
-------------------------------------------------------------------------------------
Short-Term Investments                                                           1.4%
-------------------------------------------------------------------------------------
Corporate Bonds                                                                  0.4%
-------------------------------------------------------------------------------------
Convertible Preferred Securities                                                 0.1%
-------------------------------------------------------------------------------------

Bar Chart:
2005-2006 MONTHLY DISTRIBUTIONS PER SHARE

Jul                                                                             0.0965
Aug                                                                             0.0965
Sep                                                                             0.0945
Oct                                                                             0.0945
Nov                                                                             0.0945
Dec                                                                             0.0945
Jan                                                                             0.0945
Feb                                                                             0.0945
Mar                                                                             0.0910
Apr                                                                             0.0910
May                                                                             0.0910
Jun                                                                             0.0910


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performanc is not predictive of future results.

7/01/05                                                                          14.56
                                                                                 14.58
                                                                                 14.54
                                                                                 14.39
                                                                                 14.84
                                                                                 14.78
                                                                                 14.69
                                                                                 14.62
                                                                                 14.65
                                                                                 14.55
                                                                                 14.59
                                                                                 14.24
                                                                                 13.99
                                                                                 13.82
                                                                                 13.73
                                                                                 13.05
                                                                                 13.06
                                                                                 13.12
                                                                                 13.23
                                                                                 13.09
                                                                                 12.73
                                                                                 12.84
                                                                                 12.90
                                                                                 12.69
                                                                                 12.57
                                                                                 12.61
                                                                                 12.92
                                                                                 13.41
                                                                                 13.71
                                                                                 13.73
                                                                                 13.65
                                                                                 13.77
                                                                                 14.14
                                                                                 14.02
                                                                                 14.08
                                                                                 13.98
                                                                                 13.51
                                                                                 13.39
                                                                                 13.49
                                                                                 13.16
                                                                                 13.29
                                                                                 12.88
                                                                                 13.11
                                                                                 13.24
                                                                                 13.19
                                                                                 13.10
                                                                                 12.98
                                                                                 12.82
                                                                                 13.15
                                                                                 13.08
                                                                                 13.01
                                                                                 13.02
6/30/06                                                                         12.99


FUND SNAPSHOT

----------------------------------------------------------------------
Common Share Price                                              $12.99
----------------------------------------------------------------------
Common Share
Net Asset Value                                                 $13.66
----------------------------------------------------------------------
Premium/(Discount) to NAV                                       -4.90%
----------------------------------------------------------------------
Current Distribution Rate(1)                                     8.41%
----------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                          $322,886
----------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURN
(Inception 12/18/02)

-------------------------------------------------------------------------------------
                                                              ON SHARE PRICE   ON NAV
-------------------------------------------------------------------------------------
6-Month (Cumulative)                                               4.76%       -0.56%

-------------------------------------------------------------------------------------
1-Year                                                            -2.22%        0.22%

-------------------------------------------------------------------------------------
Since
Inception                                                          4.56%        7.22%

-------------------------------------------------------------------------------------

INDUSTRIES
(as a % of total investments)

-------------------------------------------------------------------
Commercial Banks                                              28.2%
-------------------------------------------------------------------
Insurance                                                     23.2%
-------------------------------------------------------------------
Real Estate                                                   15.5%
-------------------------------------------------------------------
Capital Markets                                               10.2%
-------------------------------------------------------------------
Diversified Financial Services                                 6.4%
-------------------------------------------------------------------
Oil, Gas & Consumable Fuels                                    2.7%
-------------------------------------------------------------------
Short-Term Investments                                         1.4%
-------------------------------------------------------------------
Other                                                         12.4%
-------------------------------------------------------------------


TOP FIVE ISSUERS
(EXCLUDING SHORT-TERM INVESTMENTS)
(as a % of total investments)

-------------------------------------------------------------------
Wachovia Corporation                                           3.5%
-------------------------------------------------------------------
ING Group NV                                                   3.5%
-------------------------------------------------------------------
Union Planters Corporation                                     2.6%
-------------------------------------------------------------------
Sun Life Financial Services of Canada                          2.2%
-------------------------------------------------------------------
Aegon NV                                                       2.1%
-------------------------------------------------------------------



1 Current Distribution Rate is based on the Fund's current annualized monthly distribution divided by the Fund's current market price. The Fund's monthly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund's cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a tax return of capital.

Shareholder
       MEETING REPORT

The shareholder meeting was held in the offices of Nuveen Investments on March 29, 2006

                                                                    JTP                                JPS
-----------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
                                                          Common and                         Common and
                                                           Preferred       Preferred          Preferred       Preferred
                                                       shares voting   shares voting      shares voting   shares voting
                                                            together        together           together        together
                                                          as a class      as a class         as a class      as a class
-----------------------------------------------------------------------------------------------------------------------
Robert P. Bremner
    For                                                 59,594,752            --           109,321,330           --
    Withhold                                             1,395,424            --             1,388,192           --
-----------------------------------------------------------------------------------------------------------------------
   Total                                                60,990,176            --           110,709,522           --
-----------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown
    For                                                 59,704,301            --           109,318,055           --
    Withhold                                             1,285,875            --             1,391,467           --
-----------------------------------------------------------------------------------------------------------------------
   Total                                                60,990,176            --           110,709,522           --
-----------------------------------------------------------------------------------------------------------------------
Jack B. Evans
    For                                                 59,708,576            --           109,378,556           --
    Withhold                                             1,281,600            --             1,330,966           --
-----------------------------------------------------------------------------------------------------------------------
   Total                                                60,990,176            --           110,709,522           --
-----------------------------------------------------------------------------------------------------------------------
William C. Hunter
    For                                                 59,654,400            --           109,352,542           --
    Withhold                                             1,335,776            --             1,356,980           --
-----------------------------------------------------------------------------------------------------------------------
   Total                                                60,990,176            --           110,709,522           --
-----------------------------------------------------------------------------------------------------------------------
David J. Kundert
    For                                                 59,633,909            --           109,323,752           --
    Withhold                                             1,356,267            --             1,385,770           --
-----------------------------------------------------------------------------------------------------------------------
   Total                                                60,990,176            --           110,709,522           --
-----------------------------------------------------------------------------------------------------------------------
William J. Schneider
    For                                                         --        16,013                    --       28,034
    Withhold                                                    --           179                    --          137
-----------------------------------------------------------------------------------------------------------------------
   Total                                                        --        16,192                    --       28,171
-----------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger
    For                                                         --        16,013                    --       28,034
    Withhold                                                    --           179                    --          137
-----------------------------------------------------------------------------------------------------------------------
   Total                                                        --        16,192                    --       28,171
-----------------------------------------------------------------------------------------------------------------------
Judith M. Stockdale
    For                                                 59,696,880            --           109,328,815           --
    Withhold                                             1,293,296            --             1,380,707           --
-----------------------------------------------------------------------------------------------------------------------
   Total                                                60,990,176            --           110,709,522           --
-----------------------------------------------------------------------------------------------------------------------
Eugene S. Sunshine
    For                                                 59,671,537            --           109,351,146           --
    Withhold                                             1,318,639            --             1,358,376           --
-----------------------------------------------------------------------------------------------------------------------
   Total                                                60,990,176            --           110,709,522           --
-----------------------------------------------------------------------------------------------------------------------

                                                                    JHP
-----------------------------------------------------  -----------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
                                                          Common and
                                                           Preferred       Preferred
                                                       shares voting   shares voting
                                                            together        together
                                                          as a class      as a class
Robert P. Bremner
    For                                                 21,991,167            --
    Withhold                                               312,246            --
--------------------------------------------------------------------------------------------------
   Total                                                22,303,413            --
-----------------------------------------------------------------------------------------------------------------
Lawrence H. Brown
    For                                                 22,051,813            --
    Withhold                                               251,600            --
-----------------------------------------------------------------------------------------------------------------------
   Total                                                22,303,413            --
-----------------------------------------------------------------------------------------------------------------------
Jack B. Evans
    For                                                 22,061,897            --
    Withhold                                               241,516            --
-----------------------------------------------------------------------------------------------------------------------
   Total                                                22,303,413            --
-----------------------------------------------------------------------------------------------------------------------
William C. Hunter
    For                                                 22,011,275            --
    Withhold                                               292,138            --
-----------------------------------------------------------------------------------------------------------------------
   Total                                                22,303,413            --
-----------------------------------------------------------------------------------------------------------------------
David J. Kundert
    For                                                 22,013,718            --
    Withhold                                               289,695            --
-----------------------------------------------------------------------------------------------------------------------
   Total                                                22,303,413            --
-----------------------------------------------------------------------------------------------------------------------
William J. Schneider
    For                                                         --         5,466
    Withhold                                                    --            20
-----------------------------------------------------------------------------------------------------------------------
   Total                                                        --         5,486
-----------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger
    For                                                         --         5,465
    Withhold                                                    --            21
-----------------------------------------------------------------------------------------------------------------------
   Total                                                        --         5,486
-----------------------------------------------------------------------------------------------------------------------
Judith M. Stockdale
    For                                                 22,067,611            --
    Withhold                                               235,802            --
-----------------------------------------------------------------------------------------------------------------------
   Total                                                22,303,413            --
-----------------------------------------------------------------------------------------------------------------------
Eugene S. Sunshine
    For                                                 22,067,160            --
    Withhold                                               236,253            --
-----------------------------------------------------------------------------------------------------------------------
   Total                                                22,303,413            --
-----------------------------------------------------------------------------------------------------------------------

Nuveen Quality Preferred Income Fund (JTP)

Portfolio of
        INVESTMENTS June 30, 2006 (Unaudited)

    SHARES   DESCRIPTION (1)                                          COUPON                   RATINGS (2)              VALUE
-----------------------------------------------------------------------------------------------------------------------------
             CONVERTIBLE PREFERRED SECURITIES - 0.2% (0.2% OF TOTAL INVESTMENTS)
             INSURANCE - 0.1%
    50,000   XL Capital Ltd                                            6.500%                          A2      $    1,043,500
-----------------------------------------------------------------------------------------------------------------------------
             THRIFTS & MORTGAGE FINANCE - 0.1%
    36,000   PMI Group Inc.                                            5.875%                          A1             915,480
-----------------------------------------------------------------------------------------------------------------------------
             TOTAL CONVERTIBLE PREFERRED SECURITIES (COST
              $2,109,641)                                                                                           1,958,980
             ----------------------------------------------------------------------------------------------------------------
    SHARES   DESCRIPTION (1)                                          COUPON                   RATINGS (2)              VALUE
-----------------------------------------------------------------------------------------------------------------------------
             $25 PAR (OR SIMILAR) PREFERRED SECURITIES - 84.0% (56.3% OF TOTAL INVESTMENTS)
             AUTOMOBILES - 0.0%
     5,300   Daimler Chrysler, Series DCX (CORTS)                      7.250%                          A3      $      126,140
-----------------------------------------------------------------------------------------------------------------------------
             CAPITAL MARKETS - 8.6%
    40,358   Bear Stearns Capital Trust III                            7.800%                          A2           1,025,093
   296,187   BNY Capital Trust V, Series F                             5.950%                          A-           6,687,902
   243,395   Compass Capital Trust III                                 7.350%                          A3           6,036,196
     2,700   CSFB USA, Series 2002-10 (SATURNS)                        7.000%                         AA-              66,690
    14,600   First Union Institutional Capital II (CORTS)              8.200%                          A1             390,477
    14,000   Goldman Sachs Capital I, Series A (CORTS)                 6.000%                          A1             306,180
     1,700   Goldman Sachs Group Inc., Series 2003-06 (SATURNS)        6.000%                         Aa3              37,774
    12,300   Goldman Sachs Group Inc., Series 2004-04 (SATURNS)        6.000%                          A1             269,370
    17,300   Goldman Sachs Group Inc., Series 2004-06 (SATURNS)        6.000%                          A1             378,351
    24,600   Goldman Sachs Group Inc., Series GSC-3 (PPLUS)            6.000%                          A1             538,740
     5,200   Goldman Sachs Group Incorporated (SATURNS)                5.750%                         Aa3             110,812
             Lehman Brothers Holdings Capital Trust III, Series
   108,549    K                                                        6.375%                          A2           2,507,482
             Lehman Brothers Holdings Capital Trust IV, Series
    75,000    L                                                        6.375%                          A2           1,743,750
    25,700   Lehman Brothers Holdings Capital Trust V, Series M        6.000%                          A2             565,400
             Lehman Brothers Holdings Capital Trust VI, Series
   106,420    N                                                        6.240%                         N/R           2,447,660
    47,700   Merrill Lynch Capital Trust II                            8.000%                          A1           1,209,672
   135,800   Merrill Lynch Preferred Capital Trust III                 7.000%                          A1           3,377,346
    94,200   Merrill Lynch Preferred Capital Trust IV                  7.120%                          A1           2,365,362
   173,400   Merrill Lynch Preferred Capital Trust V                   7.280%                          A-           4,404,360
   198,700   Merrill Lynch Preferred Capital Trust                     7.750%                          A1           5,056,915
     5,700   Morgan Stanley (PPLUS)                                    7.050%                         Aa3             141,702
   194,600   Morgan Stanley Capital Trust II                           7.250%                          A1           4,911,704
   213,256   Morgan Stanley Capital Trust III                          6.250%                          A1           4,819,586
   249,095   Morgan Stanley Capital Trust IV                           6.250%                          A1           5,622,074
    31,900   Morgan Stanley Capital Trust V                            5.750%                          A+             669,581
   515,305   Morgan Stanley Capital Trust VI                           6.600%                          A-          12,284,871
   273,400   Morgan Stanley, Series 2006A (WI/DD)                      5.777%                          A2           6,911,907
-----------------------------------------------------------------------------------------------------------------------------
             Total Capital Markets                                                                                 74,886,957
             ----------------------------------------------------------------------------------------------------------------
             COMMERCIAL BANKS - 11.1%
   119,400   Abbey National PLC, Series B                              7.375%                           A           3,123,504
    48,000   Abbey National PLC, Series B                              7.250%                          A1           1,205,760
     1,200   Abbey National PLC, Series C                              7.375%                          A2              30,720
   134,500   ABN AMRO Capital Fund Trust V                             5.900%                           A           2,926,720
    39,500   ABN AMRO Capital Trust Fund VII                           6.080%                           A             894,280
   104,900   ASBC Capital I                                            7.625%                        Baa1           2,662,362
    13,500   BAC Capital Trust I                                       7.000%                         Aa3             333,450
    64,500   BAC Capital Trust II                                      7.000%                         Aa3           1,611,855
    82,500   BAC Capital Trust III                                     7.000%                           A           2,071,575
     7,200   BAC Capital Trust V                                       6.000%                         Aa3             160,056
    11,700   BAC Capital Trust X                                       6.250%                         Aa3             265,005
   172,927   Banco Santander                                           6.410%                          A2           4,150,248
    52,300   Banco Totta & Acores Finance, Series A                    8.875%                          A3           1,335,287
     7,100   BancorpSouth Capital Trust I                              8.150%                        Baa2             178,423

       Portfolio of INVESTMENTS June 30, 2006 (Unaudited)

    SHARES   DESCRIPTION (1)                                          COUPON                   RATINGS (2)              VALUE
-----------------------------------------------------------------------------------------------------------------------------
             COMMERCIAL BANKS (continued)
    84,500   Banesto Holdings, Series A, 144A                         10.500%                          A2      $    2,556,125
    64,300   Bank One Capital Trust VI                                 7.200%                          A1           1,620,360
    16,500   BankNorth Capital Trust II                                8.000%                          A3             416,955
    17,717   Barclays Bank PLC                                         6.625%                         Aa3             443,457
 9,850,000   BOI Capital Funding 3, 144A                               6.107%                          A2           9,189,154
   202,200   Chittenden Capital Trust I                                8.000%                        Baa1           5,182,386
   116,800   Cobank ABC, 144A, (3)                                     7.000%                         N/R           5,945,237
   142,700   Comerica Capital Trust I                                  7.600%                          A3           3,568,927
     9,800   Fleet Capital Trust IX                                    6.000%                         Aa3             217,854
    37,700   Fleet Capital Trust VII                                   1.800%                           A             940,615
    11,500   Fleet Capital Trust VIII                                  7.200%                         Aa3             290,490
     4,400   HSBC Finance Corporation                                  6.875%                         Aa3             109,736
    68,000   KeyCorp (PCARS)                                           7.500%                          A3           1,715,300
    54,633   KeyCorp Capital Trust V                                   5.875%                          A3           1,183,897
    68,600   National Commerce Capital Trust II                        7.700%                          A1           1,728,720
     6,350   PNC Capital Trust                                         6.125%                        BBB+             140,335
    10,218   Royal Bank of Scotland Group PLC, Series L                5.750%                          A1             219,891
    27,000   Royal Bank of Scotland Group PLC, Series M                6.400%                          A1             649,080
   224,762   Royal Bank of Scotland Group PLC, Series N                6.350%                          A1           5,315,621
    33,800   SunTrust Capital Trust IV                                 7.125%                          A1             835,874
    94,900   SunTrust Capital Trust V                                  7.050%                          A1           2,343,081
   423,005   USB Capital Trust IV                                      7.350%                         Aa3          10,685,106
    46,900   USB Capital Trust V                                       7.250%                         Aa3           1,176,252
    10,000   USB Capital Trust VII                                     5.875%                         Aa3             215,500
    37,200   VNB Capital Trust I                                       7.750%                        Baa1             936,696
    25,500   Wells Fargo Capital Trust IV                              7.000%                         Aa2             634,950
   238,800   Wells Fargo Capital Trust V                               7.000%                         Aa2           5,929,404
    56,700   Wells Fargo Capital Trust VI                              6.950%                          A-           1,397,088
    21,900   Wells Fargo Capital Trust VII                             5.850%                         Aa2             481,800
     7,236   Wells Fargo Capital Trust IX                              5.625%                         Aa2             153,114
   382,250   Zions Capital Trust B                                     8.000%                        BBB-           9,892,630
-----------------------------------------------------------------------------------------------------------------------------
             Total Commercial Banks                                                                                97,064,880
             ----------------------------------------------------------------------------------------------------------------
             COMPUTERS & PERIPHERALS - 0.0%
     2,100   IBM Inc., Trust Certificates, Series 2001-2               7.100%                          A+              52,070
     4,200   IBM Trust II (CORTS)                                      7.125%                          A+             104,034
     4,900   IBM Trust III (CORTS)                                     7.200%                          A+             122,402
     3,500   IBM Trust IV (CORTS)                                      7.000%                          A+              86,800
-----------------------------------------------------------------------------------------------------------------------------
             Total Computers & Peripherals                                                                            365,306
             ----------------------------------------------------------------------------------------------------------------
             CONSUMER FINANCE - 0.1%
    25,400   Household Capital Trust VII                               7.500%                          A1             640,842
    13,600   SLM Corporation                                           6.000%                           A             294,848
-----------------------------------------------------------------------------------------------------------------------------
             Total Consumer Finance                                                                                   935,690
             ----------------------------------------------------------------------------------------------------------------
             DIVERSIFIED FINANCIAL SERVICES - 9.0%
    17,000   BBVA Preferred Capital Ltd., Series B                     7.750%                          A1             425,510
   142,100   CIT Group Inc., Series A, (3)                             6.350%                        BBB+           3,482,871
    42,876   CIT Group Incorporated (CORTS)                            7.750%                          A3           1,136,643
     6,700   Citigroup Capital Trust IX                                6.000%                         Aa2             149,678
   260,400   Citigroup Capital Trust VII                               7.125%                         Aa2           6,525,624
   440,700   Citigroup Capital Trust VIII                              6.950%                         Aa2          10,867,662
    55,900   Citigroup Capital Trust XI                                6.000%                         Aa2           1,243,775
    39,400   Citigroup Inc., Series M, (3)                             5.864%                         Aa3           1,942,814
     8,300   General Electric Capital Corporation (CORTS)              6.000%                         AAA             191,315
    10,800   General Electric Capital Corporation                      6.625%                         AAA             266,328
     1,800   General Electric Capital Corporation                      4.500%                         AAA              41,058
 1,015,458   ING Group N.V.                                            7.200%                           A          25,904,333
   569,000   ING Group N.V.                                            7.050%                           A          14,355,870
    20,200   JPM Capital Trust (CORTS)                                 7.200%                          A1             511,868
     6,900   JPMorgan Chase & Company (PCARS)                          7.125%                          A2             170,085
    81,500   JPMorgan Chase Capital Trust IX, Series I                 7.500%                          A1           2,061,950
    82,400   JPMorgan Chase Capital Trust X                            7.000%                          A1           2,047,640
   142,256   JPMorgan Chase Capital Trust XI                           5.875%                          A1           3,074,152
     9,800   JPMorgan Chase Capital Trust XIV                          6.200%                          A1             222,656
    71,100   JPMorgan Chase Capital Trust XVI                          6.350%                          A-           1,648,809

    SHARES   DESCRIPTION (1)                                          COUPON                   RATINGS (2)              VALUE
-----------------------------------------------------------------------------------------------------------------------------
             DIVERSIFIED FINANCIAL SERVICES (continued)
             JPMorgan Chase Trust, Series 2002-6, Class A
    20,300    (SATURNS)                                                7.125%                          A1      $      519,274
             Royal Bank of Scotland Public Limited Company,
    59,200    Series 2006Q                                             6.750%                          A1           1,496,576
-----------------------------------------------------------------------------------------------------------------------------
             Total Diversified Financial Services                                                                  78,286,491
             ----------------------------------------------------------------------------------------------------------------
             DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8%
    95,900   AT&T Inc.                                                 7.000%                           A           2,353,386
    13,300   BellSouth Capital Funding (CORTS)                         7.100%                           A             332,500
    73,735   BellSouth Corporation (CORTS)                             7.000%                         Aa3           1,796,922
    29,300   BellSouth Corporation, Series 2001-3 (SATURNS)            7.125%                           A             703,200
     4,300   BellSouth Corporation                                     7.125%                           A             103,028
     7,300   BellSouth Inc. (CORTS)                                    7.000%                           A             181,040
     2,000   BellSouth Telecommunications (PPLUS)                      7.300%                           A              49,020
     2,200   Verizon Communications (CORTS)                            7.625%                           A              55,902
     9,700   Verizon Communications, Series 2004-1 (SATURNS)           6.125%                          A+             211,557
             Verizon Global Funding Corporation Trust III,
     2,300    Series III (CORTS)                                       6.250%                           A              50,370
    23,900   Verizon New England Inc., Series B                        7.000%                          A3             591,764
    19,900   Verizon South Inc., Series F                              7.000%                           A             484,963
-----------------------------------------------------------------------------------------------------------------------------
             Total Diversified Telecommunication Services                                                           6,913,652
             ----------------------------------------------------------------------------------------------------------------
             ELECTRIC UTILITIES - 2.7%
     1,800   Consolidated Edison, Inc.                                 7.250%                          A-              45,162
    77,740   DTE Energy Trust I                                        7.800%                         BB+           1,969,932
   109,205   Entergy Louisiana LLC                                     7.600%                          A-           2,730,125
     2,000   Entergy Mississippi Inc.                                  7.250%                          A-              50,300
    59,000   Georgia Power Capital Trust V                             7.125%                        BBB+           1,477,950
     5,200   Georgia Power Company                                     6.000%                           A             118,248
   118,651   Georgia Power Company                                     5.900%                           A           2,686,259
     2,000   Georgia Power Company                                     5.750%                           A              42,680
     2,100   Gulf Power Capital Trust III                              7.375%                          A3              52,500
   251,073   Interstate Power and Light Company, Series B, (3)         8.375%                        Baa2           7,720,495
             National Rural Utilities Cooperative Finance
    24,000    Corporation                                              7.400%                          A3             606,240
             National Rural Utilities Cooperative Finance
    38,100    Corporation                                              6.100%                          A3             853,440
             National Rural Utilities Cooperative Finance
    15,025    Corporation                                              5.950%                          A3             327,846
    11,000   Southern Company Capital Trust VI                         7.125%                        BBB+             276,100
   191,400   Virginia Power Capital Trust                              7.375%                         BB+           4,804,140
-----------------------------------------------------------------------------------------------------------------------------
             Total Electric Utilities                                                                              23,761,417
             ----------------------------------------------------------------------------------------------------------------
             FOOD PRODUCTS - 0.7%
    64,000   Dairy Farmers of America Inc., 144A, (3)                  7.875%                        BBB-           6,188,000
-----------------------------------------------------------------------------------------------------------------------------
             HOUSEHOLD DURABLES - 1.0%
   365,700   Pulte Homes Inc.                                          7.375%                         BBB           9,153,946
-----------------------------------------------------------------------------------------------------------------------------
             INDUSTRIAL CONGLOMERATES - 0.1%
    21,700   General Electric Company, Series GE (CORTS)               6.800%                         AAA             549,010
-----------------------------------------------------------------------------------------------------------------------------
             INSURANCE - 17.6%
   641,900   Ace Ltd., Series C                                        7.800%                        Baa2          16,593,115
    29,520   Aegon N.V.                                                6.500%                          A-             703,166
 1,161,650   Aegon N.V.                                                6.375%                          A-          27,229,075
     2,800   Allstate Corporation (PCARS)                              7.150%                          A2              70,672
    10,500   AMBAC Financial Group Inc.                                7.000%                          AA             261,765
    21,500   AMBAC Financial Group Inc.                                5.950%                          AA             467,840
     2,800   AMBAC Financial Group Inc.                                5.875%                          AA              60,816
     4,700   Arch Capital Group Limited, Series B                      7.875%                        Baa3             116,090
   519,312   Arch Capital Group Limited                                8.000%                        Baa3          13,211,297
   215,900   Delphi Financial Group, Inc.                              8.000%                         BBB           5,544,312
   466,600   EverestRe Capital Trust II                                6.200%                        Baa1           9,952,578
    89,800   EverestRe Group Limited                                   7.850%                        Baa1           2,276,430
     6,600   Financial Security Assurance Holdings                     6.875%                          AA             161,436
     4,600   Financial Security Assurance Holdings                     6.250%                          AA             104,374
   230,577   Hartford Capital Trust III, Series C                      7.450%                        BBB+           5,748,285
    59,000   Hartford Life Capital Trust II, Series B                  7.625%                        BBB+           1,499,190
    79,600   Lincoln National Capital Trust V, Series E                7.650%                          A-           1,993,980
    34,500   Lincoln National Capital Trust VI                         6.750%                          A-             841,110
    66,600   MetLife Inc., Series B, (3)                               6.500%                         BBB           1,640,358
   296,700   PartnerRe Limited, Series C                               6.750%                        BBB+           7,097,064

       Portfolio of INVESTMENTS June 30, 2006 (Unaudited)

    SHARES   DESCRIPTION (1)                                          COUPON                   RATINGS (2)              VALUE
-----------------------------------------------------------------------------------------------------------------------------
             INSURANCE (continued)
    77,700   PartnerRe Limited, Series D                               6.500%                        BBB+      $    1,775,445
   133,200   PartnerRe Limited                                         7.900%                          A3           3,349,980
    80,600   PLC Capital Trust III                                     7.500%                        BBB+           2,021,448
   413,100   PLC Capital Trust IV                                      7.250%                        BBB+          10,170,522
     6,500   PLC Capital Trust V                                       6.125%                        BBB+             146,250
     7,100   Prudential Financial Inc. (CORTS)                         6.000%                           A             158,117
   264,165   Prudential PLC                                            6.750%                           A           6,464,118
   125,650   RenaissanceRe Holdings Limited, Series A                  8.100%                        BBB+           3,156,328
    61,100   RenaissanceRe Holdings Limited, Series B                  7.300%                         BBB           1,496,950
    13,900   RenaissanceRe Holdings Limited, Series C                  6.080%                        BBB+             303,854
     8,400   Safeco Capital Trust III (CORTS)                          8.072%                        Baa2             219,450
    11,200   Safeco Corporation, Series 2001-7 (SATURNS)               8.250%                        Baa2             284,144
     3,300   Safeco Corporation, Series 2002-5 (SATURNS)               8.250%                        Baa2              83,606
    81,200   Saint Paul Capital Trust I                                7.600%                        Baa1           2,057,608
    62,800   Torchmark Capital Trust I                                 7.750%                          A-           1,594,492
     5,200   Torchmark Capital Trust II                                7.750%                          A-             132,080
     8,300   W.R. Berkley (CORTS)                                      8.250%                        BBB-             209,243
    27,900   W.R. Berkley Capital Trust, Series 2002-1 (CBTCS)         8.125%                        BBB-             281,511
   382,300   W.R. Berkley Corporation                                  6.750%                        BBB-           8,972,581
   445,854   XL Capital Ltd, Series A                                  8.000%                        Baa1          11,302,399
   156,900   XL Capital Ltd, Series B                                  7.625%                        Baa1           3,969,570
-----------------------------------------------------------------------------------------------------------------------------
             Total Insurance                                                                                      153,722,649
             ----------------------------------------------------------------------------------------------------------------
             IT SERVICES - 0.1%
    31,200   Vertex Industries Inc. (PPLUS)                            7.625%                           A             788,112
-----------------------------------------------------------------------------------------------------------------------------
             MEDIA - 0.7%
   127,800   CBS Corporation                                           7.250%                        BBB+           3,143,880
   123,200   Comcast Corporation                                       7.000%                        BBB+           3,087,700
    11,400   Walt Disney Company                                       7.000%                          A-             285,228
-----------------------------------------------------------------------------------------------------------------------------
             Total Media                                                                                            6,516,808
             ----------------------------------------------------------------------------------------------------------------
             MULTI-UTILITIES - 0.7%
    98,100   Dominion CNG Capital Trust I                              7.800%                        Baa2           2,487,816
    56,700   Dominion Resources Capital Trust II                       8.400%                        Baa3           1,441,881
   100,400   Energy East Capital Trust I                               8.250%                        BBB-           2,547,148
-----------------------------------------------------------------------------------------------------------------------------
             Total Multi-Utilities                                                                                  6,476,845
             ----------------------------------------------------------------------------------------------------------------
             OIL, GAS & CONSUMABLE FUELS - 1.8%
   532,332   Nexen Inc.                                                7.350%                        Baa3          13,324,270
   108,500   TransCanada Pipeline                                      8.250%                          A3           2,766,750
-----------------------------------------------------------------------------------------------------------------------------
             Total Oil, Gas & Consumable Fuels                                                                     16,091,020
             ----------------------------------------------------------------------------------------------------------------
             PHARMACEUTICALS - 0.2%
    23,000   Bristol Myers Squibb Company (CORTS)                      6.250%                          A+             534,520
    13,800   Bristol-Myers Squibb Company Trust (CORTS)                6.800%                          A+             343,758
-----------------------------------------------------------------------------------------------------------------------------
             Total Pharmaceuticals                                                                                    878,278
             ----------------------------------------------------------------------------------------------------------------
             REAL ESTATE - 25.2%
    50,458   AMB Property Corporation, Series M                        6.750%                        Baa2           1,209,731
    13,400   AvalonBay Communities, Inc., Series H                     8.700%                         BBB             358,986
   128,788   BRE Properties, Series B                                  8.080%                        BBB-           3,248,033
    42,544   BRE Properties, Series D                                  6.750%                        BBB-             997,870
   380,190   CarrAmerica Realty Corporation, Series E                  7.500%                        BBB-           9,599,798
             Developers Diversified Realty Corporation, Series
    56,900    F                                                        8.600%                        BBB-           1,445,260
             Developers Diversified Realty Corporation, Series
    47,300    G                                                        8.000%                        BBB-           1,215,610
             Developers Diversified Realty Corporation, Series
   406,400    H                                                        7.375%                        BBB-           9,916,160
    29,600   Developers Diversified Realty Corporation                 7.500%                        BBB-             740,592
   156,800   Duke Realty Corporation, Series L                         6.600%                         BBB           3,667,552
   157,779   Duke-Weeks Realty Corporation, Series B                   7.990%                         BBB           8,002,362
 1,112,000   Equity Office Properties Trust, Series G                  7.750%                        BBB-          28,411,599
    25,800   Equity Residential Properties Trust, Series D             8.600%                         BBB             657,384
    12,000   First Industrial Realty Trust, Inc., Series C             8.625%                        BBB-             326,400
   279,400   First Industrial Realty Trust, Inc., Series J             7.250%                        BBB-           6,887,210
    19,000   Firstar Realty LLC, 144A                                  8.875%                         Aa3          23,465,000
   989,210   HRPT Properties Trust, Series B                           8.750%                        BBB-          25,719,459
    82,000   New Plan Excel Realty Trust, Series D                     7.800%                        BBB-           4,064,125

    SHARES   DESCRIPTION (1)                                          COUPON                   RATINGS (2)              VALUE
-----------------------------------------------------------------------------------------------------------------------------
             REAL ESTATE (continued)
   419,000   New Plan Excel Realty Trust, Series E                     7.625%                        BBB-      $   10,684,500
    10,000   Prologis Trust, Series F                                  6.750%                         BBB             235,300
   107,000   Prologis Trust, Series G                                  6.750%                         BBB           2,524,130
    56,100   PS Business Parks, Inc., Series I                         6.875%                        BBB-           1,301,520
   240,000   PS Business Parks, Inc., Series L                         7.600%                        BBB-           6,000,000
   328,400   PS Business Parks, Inc.                                   7.000%                        BBB-           7,947,280
    64,800   Public Storage, Inc., Series C                            6.600%                        BBB+           1,493,640
    91,300   Public Storage, Inc., Series D                            6.180%                        BBB+           1,979,384
     2,900   Public Storage, Inc., Series E                            6.750%                        BBB+              67,831
    59,400   Public Storage, Inc., Series F                            6.450%                        BBB+           1,333,530
   116,600   Public Storage, Inc., Series R                            8.000%                        BBB+           2,926,660
   209,600   Public Storage, Inc., Series S                            7.875%                        BBB+           5,269,344
    17,100   Public Storage, Inc., Series T                            7.625%                        BBB+             428,013
    40,680   Public Storage, Inc., Series U                            7.625%                        BBB+           1,021,068
   347,600   Public Storage, Inc., Series V                            7.500%                        BBB+           8,898,560
     7,871   Public Storage, Inc., Series X                            6.450%                        BBB+             178,357
     4,100   Public Storage, Inc.                                      7.125%                        BBB+             104,140
    94,000   Realty Income Corporation                                 7.375%                        BBB-           2,382,900
    47,500   Regency Centers Corporation                               7.450%                        BBB-           1,223,125
    22,600   Regency Centers Corporation                               7.250%                        BBB-             568,503
    22,500   Simon Property Group, Inc., Series F                      8.750%                        Baa2             567,675
   176,600   Simon Property Group, Inc., Series G                      7.890%                        BBB+           9,006,600
    13,900   United Dominion Realty Trust                              8.600%                        BBB-             354,450
   323,633   Vornado Realty Trust, Series G                            6.625%                        BBB-           7,443,559
    40,200   Vornado Realty Trust, Series H                            6.750%                        BBB-             940,680
    90,600   Vornado Realty Trust, Series I                            6.625%                        BBB-           2,086,518
   489,900   Wachovia Preferred Funding Corporation                    7.250%                          A2          12,899,067
     2,500   Weingarten Realty Trust, Series E                         6.950%                          A-              62,000
-----------------------------------------------------------------------------------------------------------------------------
             Total Real Estate                                                                                    219,861,465
             ----------------------------------------------------------------------------------------------------------------
             THRIFTS & MORTGAGE FINANCE - 2.4%
    16,100   Countrywide Capital Trust II, Series II (CORTS)           8.000%                        BBB+             405,720
    12,800   Countrywide Capital Trust III (PPLUS)                     8.050%                        BBB+             329,600
   799,020   Countrywide Capital Trust IV                              6.750%                        BBB+          18,832,901
             Countrywide Financial Corporation Capital Trust I
     2,200    (CORTS)                                                  8.000%                        BBB+              55,242
    58,500   Harris Preferred Capital Corporation, Series A            7.375%                          A1           1,453,140
-----------------------------------------------------------------------------------------------------------------------------
             Total Thrifts & Mortgage Finance                                                                      21,076,603
             ----------------------------------------------------------------------------------------------------------------
             WIRELESS TELECOMMUNICATION SERVICES - 1.2%
   159,700   United States Cellular Corporation                        8.750%                          A-           4,160,185
   268,100   United States Cellular Corporation                        7.500%                          A-           6,750,758
-----------------------------------------------------------------------------------------------------------------------------
             Total Wireless Telecommunication Services                                                             10,910,943
             ----------------------------------------------------------------------------------------------------------------
             TOTAL $25 PAR (OR SIMILAR) PREFERRED SECURITIES
              (COST $744,743,830)                                                                                 734,554,212
             ----------------------------------------------------------------------------------------------------------------

   PRINCIPAL
AMOUNT (000)   DESCRIPTION (1)                                                        COUPON       MATURITY    RATINGS (2)
--------------------------------------------------------------------------------------------------------------------------
               CORPORATE BONDS - 1.2% (0.8% OF TOTAL INVESTMENTS)
               COMMERCIAL BANKS - 0.3%
 $    1,800    HBOS PLC, Series 144A                                                   6.413%       9/29/49            A1
--------------------------------------------------------------------------------------------------------------------------
               INSURANCE - 0.5%
      4,900    Great West Life and Annuity Insurance Company                           7.153%       5/16/46            A-
--------------------------------------------------------------------------------------------------------------------------
               THRIFTS & MORTGAGE FINANCE - 0.4%
               Caisse Nationale Des Caisses d'Epargne et de
      4,000     Prevoyance                                                             6.750%       1/27/49            A+
--------------------------------------------------------------------------------------------------------------------------
 $   10,700    TOTAL CORPORATE BONDS (COST $10,521,149)
--------------------------------------------------------------------------------------------------------------------------

   PRINCIPAL
AMOUNT (000)           VALUE
------------  --------------
              CORPORATE
               BONDS - 1.2%
               (0.8% OF
               TOTAL
               INVESTMENTS)
              COMMERCIAL
               BANKS - 0.3%
 $    1,800   $    1,617,347
------------
              INSURANCE - 0.5%
      4,900        4,794,307
------------
              THRIFTS &
               MORTGAGE
              FINANCE - 0.4%
      4,000        3,799,820
------------
 $   10,700       10,211,474
------------

    PRINCIPAL
AMOUNT (000)/
       SHARES   DESCRIPTION (1)                                          COUPON       MATURITY    RATINGS (2)              VALUE
--------------------------------------------------------------------------------------------------------------------------------
                CAPITAL PREFERRED SECURITIES - 58.1% (38.9% OF TOTAL INVESTMENTS)
                CAPITAL MARKETS - 6.3%
      2,500     Bank of New York Capital I, Series B                      7.970%      12/31/26            A1      $    2,619,820
      2,000     BT Capital Trust, Series B1                               7.900%       1/15/27            A2           2,085,634
      1,000     BT Institutional Capital Trust B, 144A                    7.750%      12/01/26            A2           1,044,784

       Portfolio of INVESTMENTS June 30, 2006 (Unaudited)

    PRINCIPAL
AMOUNT (000)/
       SHARES   DESCRIPTION (1)                                          COUPON       MATURITY    RATINGS (2)              VALUE
--------------------------------------------------------------------------------------------------------------------------------
                CAPITAL MARKETS (continued)
      7,900     BT Preferred Capital Trust II                             7.875%       2/25/27            A2      $    8,275,858
      2,250     C.A. Preferred Fund Trust II                              7.000%      10/30/49            A1           2,202,541
     11,250     C.A. Preferred Funding Trust                              7.000%       1/30/49            A1          11,013,255
     13,463     First Union Institutional Capital Securities I            8.040%      12/01/26            A1          14,084,641
      5,500     UBS Preferred Funding Trust I                             8.622%      10/29/49           AA-           6,021,917
      7,250     Washington Mutual Capital Trust I                         8.375%       6/01/27          Baa1           7,663,069
--------------------------------------------------------------------------------------------------------------------------------
                Total Capital Markets                                                                                 55,011,519
                ----------------------------------------------------------------------------------------------------------------
                COMMERCIAL BANKS - 31.3%
      9,000     AB Svensk Exportkredit, 144A                              6.375%      10/27/49           AA-           8,858,241
     18,250     Abbey National Capital Trust I                            8.963%       6/30/50             A          22,202,950
      3,000     AgFirst Farm Credit Bank                                  7.300%      12/15/53           N/R           3,041,337
      2,500     Bank One Capital III                                      8.750%       9/01/30            A1           3,093,402
      1,500     BanPonce Trust I, Series A                                8.327%       2/01/27          Baa1           1,573,854
      7,200     Barclays Bank PLC, 144A                                   8.550%       6/15/49           Aa3           7,947,511
        100     Barclays Bank PLC                                         6.278%      12/15/55           Aa3              88,250
      3,000     Centura Capital Trust I, 144A                             8.845%       6/01/27            A2           3,196,623
      2,000     Corestates Capital Trust I, 144A                          8.000%      12/15/26            A1           2,090,570
      1,700     DBS Capital Funding Corporation, 144A                     7.657%       3/15/49            A1           1,812,683
      1,000     First Chicago NBD Institutional Capital, 144A             7.950%      12/01/26            A1           1,043,981
      1,500     First Midwest Bancorp Inc.                                6.950%      12/01/33          Baa2           1,481,052
     24,700     HBOS Capital Funding LP, Notes                            6.850%       3/23/49            A1          23,776,862
      5,750     HSBC Capital Funding LP, 144A                             9.547%      12/31/49            A1           6,449,039
     17,150     HSBC Capital Funding LP, Debt                            10.176%       6/30/50            A1          23,502,429
     12,000     KBC Bank Fund Trust III, 144A                             9.860%       5/02/50            A2          13,335,744
      2,000     KeyCorp Capital III                                       7.750%       7/15/29            A3           2,213,442
      2,000     KeyCorp Institutional Capital Trust A                     7.826%      12/01/26            A3           2,089,522
      8,850     Lloyds TSB Bank PLC, Subordinated Note                    6.900%      11/22/49           Aa2           8,674,743
      7,655     Nordbanken AB, 144A                                       8.950%      11/29/49             A           8,322,294
      1,000     North Fork Capital Trust I, Capital Securities            8.700%      12/15/26            A3           1,050,969
      8,000     Peoples Heritage Capital Trust I, Series B                9.060%       2/01/27            A3           8,481,448
    260,400     PFCI Capital Corporation                                  7.750%       8/17/52            A-           5,256,260
     19,000     PNC Institutional Capital Securities, 144A                7.950%      12/15/26            A-          19,872,252
      2,000     Popular North American Capital Trust I                    6.564%       9/15/34          Baa1           1,826,118
     16,000     RBS Capital Trust B                                       6.800%      12/31/49            A1          15,423,200
     17,500     Reliance Capital Trust I, Series B                        8.170%       5/01/28           N/R          18,666,515
      1,400     Republic New York Capital II, Capital Securities          7.530%      12/04/26            A1           1,458,862
      5,000     Sparebanken Rogaland, Notes, 144A                         6.443%       5/01/49          Baa1           4,824,395
     23,000     Summit Capital Trust I, Capital Securities                8.400%       3/15/27           Aa3          24,298,212
      1,800     Swedbank ForeningsSparbanken AB, 144A                     9.000%       9/17/50            A2           2,009,333
      2,000     Union Planters Capital Trust A                            8.200%      12/15/26            A2           2,092,290
      4,000     Wachovia Capital Trust I, Capital Securities, 144A        7.640%       1/15/27            A1           4,176,900
                Washington Mutual Preferred Funding Cayman, Series
     14,100      A-1, 144A                                                7.250%       3/15/49           BBB          13,432,675
                Washington Mutual Preferred Funding Delaware,
      3,300      Series A-1, 144A                                         6.534%       3/15/49           BBB           3,172,643
      3,000     Zions Institutional Capital Trust, Series A               8.536%      12/15/26          Baa1           3,151,905
--------------------------------------------------------------------------------------------------------------------------------
                Total Commercial Banks                                                                               273,988,506
                ----------------------------------------------------------------------------------------------------------------
                DIVERSIFIED FINANCIAL SERVICES - 4.2%
      1,500     BNP Paribas Capital Trust, 144A                           9.003%      12/29/49            A+           1,671,032
      4,250     BNP Paribas Capital Trust                                 7.200%      12/31/49            A+           4,251,653
      3,000     Citigroup Capital X                                       6.100%       9/30/33             A              67,980
      1,900     Fulton Capital Trust I                                    6.290%       2/01/36            A3           1,727,111
     19,500     JPM Capital Trust II                                      7.950%       2/01/27            A1          20,447,486
      8,100     Old Mutual Capital Funding, Notes                         8.000%       6/22/53          Baa2           8,326,460
--------------------------------------------------------------------------------------------------------------------------------
                Total Diversified Financial Services                                                                  36,491,722
                ----------------------------------------------------------------------------------------------------------------
                DIVERSIFIED TELECOMMUNICATION SERVICES - 1.5%
     11,250     Centaur Funding Corporation, Series B, 144A               9.080%       4/21/20           BBB          13,215,234
--------------------------------------------------------------------------------------------------------------------------------
                HOUSEHOLD DURABLES - 0.6%
      4,500     Stanley Works Capital Trust I, 144A                       5.902%      12/01/45          Baa1           4,201,466
--------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - 9.1%
      7,570     Ace Capital Trust II                                      9.700%       4/01/30          Baa1           9,348,859
      1,000     Allstate Financing II                                     7.830%      12/01/45            A2           1,044,205
      2,000     American General Capital II                               8.500%       7/01/30           Aa3           2,490,088

    PRINCIPAL
AMOUNT (000)/
       SHARES   DESCRIPTION (1)                                          COUPON       MATURITY    RATINGS (2)              VALUE
--------------------------------------------------------------------------------------------------------------------------------
                INSURANCE (continued)
      2,500     Mangrove Bay, Class 3, 144A                               6.102%       7/15/33          BBB+      $    2,391,343
      4,000     MIC Financing Trust I                                     8.375%       2/01/27            A+           4,034,012
      6,000     Oil Insurance Limited, 144A                               7.550%      12/30/49          Baa1           5,991,900
      3,000     Prudential PLC                                            6.500%       6/29/49             A           2,766,228
                Sun Life Canada Capital Trust, Capital Securities,
     26,216      144A                                                     8.526%       5/06/47            A+          27,755,245
     22,750     Zurich Capital Trust I, 144A                              8.376%       6/01/37            A-          24,054,758
--------------------------------------------------------------------------------------------------------------------------------
                Total Insurance                                                                                       79,876,638
                ----------------------------------------------------------------------------------------------------------------
                OIL, GAS & CONSUMABLE FUELS - 3.5%
      4,000     KN Capital Trust I, Preferred Securities                  8.560%       4/15/27          Baa3           3,755,328
      5,860     KN Capital Trust III                                      7.630%       4/15/28          Baa3           4,916,815
     20,900     Phillips 66 Capital Trust II                              8.000%       1/15/37            A3          21,902,448
--------------------------------------------------------------------------------------------------------------------------------
                Total Oil, Gas & Consumable Fuels                                                                     30,574,591
                ----------------------------------------------------------------------------------------------------------------
                THRIFTS & MORTGAGE FINANCE - 1.6%
      8,500     Dime Capital Trust I, Series A                            9.330%       5/06/27          Baa1           9,098,715
      5,000     Great Western Financial Trust II, Series A                8.206%       2/01/27          Baa1           5,255,425
--------------------------------------------------------------------------------------------------------------------------------
                Total Thrifts & Mortgage Finance                                                                      14,354,140
                ----------------------------------------------------------------------------------------------------------------
                TOTAL CAPITAL PREFERRED SECURITIES (COST
                 $517,132,184)                                                                                       507,713,816
                ----------------------------------------------------------------------------------------------------------------
     SHARES     DESCRIPTION (1)                                                                                          VALUE
--------------------------------------------------------------------------------------------------------------------------------
                INVESTMENT COMPANIES - 2.8% (1.9% OF TOTAL INVESTMENTS)
                Flaherty and Crumrine/Claymore Preferred
    296,759      Securities Income Fund Inc.                                                                      $    5,786,801
                Flaherty and Crumrine/Claymore Total Return Fund
    153,048      Inc.                                                                                                  2,926,278
      3,764     John Hancock Preferred Income Fund                                                                        84,652
     21,726     John Hancock Preferred Income Fund II                                                                    481,231
    347,499     John Hancock Preferred Income Fund III                                                                 6,859,630
     88,193     Preferred and Corporate Strategies Fund Inc.                                                           1,758,568
    340,599     Preferred Income Strategies Fund Inc.                                                                  6,457,757
--------------------------------------------------------------------------------------------------------------------------------
                TOTAL INVESTMENT COMPANIES (COST $24,612,052)                                                         24,354,917
                ----------------------------------------------------------------------------------------------------------------

       Portfolio of INVESTMENTS June 30, 2006 (Unaudited)

   PRINCIPAL
AMOUNT (000)   DESCRIPTION (1)                                          COUPON       MATURITY                           VALUE
-----------------------------------------------------------------------------------------------------------------------------
               SHORT-TERM INVESTMENTS - 2.9% (1.9% OF TOTAL INVESTMENTS)
               Repurchase Agreement with State Street Bank, dated
 $   25,247     6/30/06, repurchase price $25,255,786,                    4.130%       7/03/06                  $   25,247,097
                collateralized by $19,030,000 U.S. Treasury
                Bonds, 9.875%, due 11/15/15, value $25,752,937

-----------
-----------------------------------------------------------------------------------------------------------------------------
               TOTAL SHORT-TERM INVESTMENTS (COST $25,247,097)                                                     25,247,097
               --------------------------------------------------------------------------------------------------------------
               TOTAL INVESTMENTS (COST $1,324,365,953) - 149.2%                                                 1,304,040,496
               --------------------------------------------------------------------------------------------------------------
               OTHER ASSETS LESS LIABILITIES - 1.1%                                                                 9,964,916
               --------------------------------------------------------------------------------------------------------------
               PREFERRED SHARES, AT LIQUIDATION VALUE - (50.3)%                                                  (440,000,000)
               --------------------------------------------------------------------------------------------------------------
               NET ASSETS APPLICABLE TO COMMON SHARES - 100%                                                   $  874,005,412
               --------------------------------------------------------------------------------------------------------------

INTEREST RATE SWAPS OUTSTANDING AT JUNE 30, 2006:

                                  FIXED RATE
                                        PAID  FIXED RATE    FLOATING RATE  FLOATING RATE                   UNREALIZED
                      NOTIONAL   BY THE FUND     PAYMENT         RECEIVED        PAYMENT  TERMINATION    APPRECIATION
 COUNTERPARTY           AMOUNT  (ANNUALIZED)   FREQUENCY  BY THE FUND (4)      FREQUENCY         DATE  (DEPRECIATION)
 --------------------------------------------------------------------------------------------------------------------
 Citigroup Inc.   $ 55,000,000        4.713%     Monthly           5.138%        Monthly     12/06/06  $     221,086
 Citigroup Inc.    110,000,000        3.860      Monthly           5.350         Monthly      8/29/07      2,071,631
 Citigroup Inc.    110,000,000        4.350      Monthly           5.350         Monthly      8/29/09      3,616,503
 --------------------------------------------------------------------------------------------------------------------
                                                                                                       $   5,909,220
 --------------------------------------------------------------------------------------------------------------------

        (1)      All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
        (2)      Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by
                 Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
        (3)      Investment is eligible for the Dividends Received Deduction.
        (4)      Based on USD-LIBOR (United States Dollar - London Inter-Bank Offered Rate).
        N/R      Not rated.
      WI/DD      Purchased on a when-issued or delayed delivery basis.
       144A      Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
      CBTCS      Corporate Backed Trust Certificates.
      CORTS      Corporate Backed Trust Securities.
      PCARS      Public Credit and Repackaged Securities.
      PPLUS      PreferredPlus Trust.
    SATURNS      Structured Asset Trust Unit Repackaging.

                                 See accompanying notes to financial statements.

Nuveen Quality Preferred Income Fund 2 (JPS)

Portfolio of
        INVESTMENTS June 30, 2006 (Unaudited)

    SHARES   DESCRIPTION (1)                                          COUPON                   RATINGS (2)              VALUE
-----------------------------------------------------------------------------------------------------------------------------
             CONVERTIBLE PREFERRED SECURITIES - 0.4% (0.2% OF TOTAL INVESTMENTS)
             INSURANCE - 0.2%
   118,000   XL Capital Ltd                                            6.500%                          A2      $    2,462,660
-----------------------------------------------------------------------------------------------------------------------------
             THRIFTS & MORTGAGE FINANCE - 0.2%
   114,867   PMI Group Inc.                                            5.875%                          A1           2,921,068
-----------------------------------------------------------------------------------------------------------------------------
             TOTAL CONVERTIBLE PREFERRED SECURITIES (COST
              $5,631,713)                                                                                           5,383,728
             ----------------------------------------------------------------------------------------------------------------
    SHARES   DESCRIPTION (1)                                          COUPON                   RATINGS (2)              VALUE
-----------------------------------------------------------------------------------------------------------------------------
             $25 PAR (OR SIMILAR) PREFERRED SECURITIES - 81.6% (55.9% OF TOTAL INVESTMENTS)
             AUTOMOBILES - 0.1%
     2,400   Daimler Chrysler, Series DCX (CORTS)                      8.250%                          A3      $       60,888
     4,300   Daimler Chrysler, Series DCX (CORTS)                      7.500%                          A3             105,350
     3,000   Daimler Chrysler, Series DCX (CORTS)                      6.875%                          A3              69,180
     3,400   DaimlerChrysler AG (CORTS)                                7.875%                          A3              83,946
    23,300   DaimlerChrysler Corp. (PPLUS)                             7.250%                          A3             573,413
-----------------------------------------------------------------------------------------------------------------------------
             Total Automobiles                                                                                        892,777
             ----------------------------------------------------------------------------------------------------------------
             CAPITAL MARKETS - 5.8%
    68,324   Bear Stearns Capital Trust III                            7.800%                          A2           1,735,430
    20,500   BNY Capital Trust IV, Series E                            6.875%                          A1             503,275
    45,288   BNY Capital Trust V, Series F                             5.950%                          A-           1,022,603
   399,525   Compass Capital Trust III                                 7.350%                          A3           9,908,220
    28,600   CSFB USA, Series 2002-10 (SATURNS)                        7.000%                         AA-             706,420
    31,300   First Union Institutional Capital II (CORTS)              8.200%                          A1             837,119
     8,300   Goldman Sachs Capital I (CORTS)                           6.000%                          A1             181,355
     3,700   Goldman Sachs Capital I, Series A (CORTS)                 6.000%                          A1              80,919
     3,500   Goldman Sachs Group Inc., Series 2003-11 (SATURNS)        5.625%                         Aa3              74,725
    15,700   Goldman Sachs Group Inc., Series 2004-04 (SATURNS)        6.000%                          A1             343,830
     4,600   Goldman Sachs Group Inc., Series 2004-06 (SATURNS)        6.000%                          A1             100,602
    10,300   Goldman Sachs Group Inc., Series GSC-3 (PPLUS)            6.000%                          A1             225,570
     6,100   Goldman Sachs Group Inc., Series GSG-2 (PPLUS)            5.750%                         Aa3             129,137
     4,300   Goldman Sachs Group Incorporated (SATURNS)                5.750%                         Aa3              91,633
             Lehman Brothers Holdings Capital Trust III, Series
   324,900    K                                                        6.375%                          A2           7,505,190
             Lehman Brothers Holdings Capital Trust IV, Series
   102,900    L                                                        6.375%                          A2           2,392,425
    60,300   Lehman Brothers Holdings Capital Trust V, Series M        6.000%                          A2           1,326,600
   122,400   Merrill Lynch Capital Trust II                            8.000%                          A1           3,104,064
   214,500   Merrill Lynch Preferred Capital Trust III                 7.000%                          A1           5,334,615
   140,700   Merrill Lynch Preferred Capital Trust IV                  7.120%                          A1           3,532,977
   235,500   Merrill Lynch Preferred Capital Trust V                   7.280%                          A-           5,981,700
   107,900   Merrill Lynch Preferred Capital Trust                     7.750%                          A1           2,746,055
    53,200   Morgan Stanley (PPLUS)                                    7.050%                         Aa3           1,322,552
   168,008   Morgan Stanley Capital Trust II                           7.250%                          A1           4,240,522
   430,350   Morgan Stanley Capital Trust III                          6.250%                          A1           9,725,910
   380,900   Morgan Stanley Capital Trust IV                           6.250%                          A1           8,596,913
    51,100   Morgan Stanley Capital Trust V                            5.750%                          A+           1,072,589
   495,300   Morgan Stanley Capital Trust VI                           6.600%                          A-          11,807,952
   518,300   Morgan Stanley, Series 2006A (WI/DD)                      5.777%                          A2          13,103,298
-----------------------------------------------------------------------------------------------------------------------------
             Total Capital Markets                                                                                 97,734,200
             ----------------------------------------------------------------------------------------------------------------
             COMMERCIAL BANKS - 11.6%
   119,000   ABN AMRO Capital Fund Trust V                             5.900%                           A           2,589,440
     7,000   ABN AMRO Capital Trust Fund VII                           6.080%                           A             158,480
   158,960   ASBC Capital I                                            7.625%                        Baa1           4,034,405
   136,100   BAC Capital Trust I                                       7.000%                         Aa3           3,361,670
   168,500   BAC Capital Trust II                                      7.000%                         Aa3           4,210,815
   168,300   BAC Capital Trust III                                     7.000%                           A           4,226,013
   267,551   Banco Santander                                           6.410%                          A2           6,421,224

Portfolio of INVESTMENTS June 30, 2006 (Unaudited)

    SHARES   DESCRIPTION (1)                                          COUPON                   RATINGS (2)              VALUE
-----------------------------------------------------------------------------------------------------------------------------
             COMMERCIAL BANKS (continued)
    54,100   Banco Totta & Acores Finance, Series A                    8.875%                          A3      $    1,381,243
    14,900   BancorpSouth Capital Trust I                              8.150%                        Baa2             374,437
   731,000   Banesto Holdings, Series A, 144A                         10.500%                          A2          22,112,750
   204,700   Bank One Capital Trust VI                                 7.200%                          A1           5,158,440
    67,200   BankNorth Capital Trust II                                8.000%                          A3           1,698,144
    27,412   Barclays Bank PLC                                         6.625%                         Aa3             686,122
18,200,000   BOI Capital Funding 3, 144A                               6.107%                          A2          16,978,944
   605,000   Capital One Capital II Corporation                        7.500%                        Baa2          15,540,938
   122,800   Chittenden Capital Trust I                                8.000%                        Baa1           3,147,364
   225,500   Cobank ABC, 144A, (3)                                     7.000%                         N/R          11,478,176
   268,700   Comerica Capital Trust I                                  7.600%                          A3           6,720,187
   379,700   HSBC Finance Corporation                                  6.875%                         Aa3           9,469,718
    46,300   KeyCorp (PCARS)                                           7.500%                          A3           1,167,918
     7,867   KeyCorp Capital Trust V                                   5.875%                          A3             170,478
    23,298   Keycorp Capital VIII                                      7.000%                          A3             570,801
   277,700   National Commerce Capital Trust II                        7.700%                          A1           6,998,040
     5,000   National Westminster Bank PLC                             7.760%                         Aa3             127,100
     3,800   PNC Capital Trust                                         6.125%                        BBB+              83,980
   596,876   Royal Bank of Scotland Group PLC, Series N                6.350%                          A1          14,116,117
   173,800   SunTrust Capital Trust IV                                 7.125%                          A1           4,298,074
   162,700   SunTrust Capital Trust V                                  7.050%                          A1           4,017,063
   330,600   USB Capital Trust IV                                      7.350%                         Aa3           8,350,956
   140,200   USB Capital Trust V                                       7.250%                         Aa3           3,516,216
    63,300   USB Capital Trust VI                                      5.750%                         Aa3           1,336,896
   118,600   USB Capital Trust VII                                     5.875%                         Aa3           2,555,830
    92,300   VNB Capital Trust I                                       7.750%                        Baa1           2,324,114
    38,900   Wells Fargo Capital Trust IV                              7.000%                         Aa2             968,610
   308,100   Wells Fargo Capital Trust V                               7.000%                         Aa2           7,650,123
    41,300   Wells Fargo Capital Trust VI                              6.950%                          A-           1,017,632
    45,975   Wells Fargo Capital Trust VII                             5.850%                         Aa2           1,011,450
    55,900   Wells Fargo Capital Trust IX                              5.625%                         Aa2           1,182,844
   578,650   Zions Capital Trust B                                     8.000%                        BBB-          14,975,462
-----------------------------------------------------------------------------------------------------------------------------
             Total Commercial Banks                                                                               196,188,214
             ----------------------------------------------------------------------------------------------------------------
             COMPUTERS & PERIPHERALS - 0.2%
     2,600   IBM Inc., Series 2001-1 (SATURNS)                         7.125%                          A+              64,454
    11,700   IBM Inc., Trust Certificates, Series 2001-2               7.100%                          A+             290,102
    20,200   IBM Trust II (CORTS)                                      7.125%                          A+             500,354
    45,500   IBM Trust III (CORTS)                                     7.200%                          A+           1,136,590
-----------------------------------------------------------------------------------------------------------------------------
             Total Computers & Peripherals                                                                          1,991,500
             ----------------------------------------------------------------------------------------------------------------
             CONSUMER FINANCE - 1.0%
    73,600   Household Capital Trust VII                               7.500%                          A1           1,856,928
   584,000   HSBC Finance Corporation                                  6.360%                           A          14,337,200
    24,350   SLM Corporation                                           6.000%                           A             527,908
-----------------------------------------------------------------------------------------------------------------------------
             Total Consumer Finance                                                                                16,722,036
             ----------------------------------------------------------------------------------------------------------------
             DIVERSIFIED FINANCIAL SERVICES - 8.8%
    78,800   BBVA Preferred Capital Ltd., Series B                     7.750%                          A1           1,972,364
   279,100   CIT Group Inc., Series A, (3)                             6.350%                        BBB+           6,840,741
    40,200   CIT Group Incorporated (CORTS)                            7.750%                          A3           1,065,702
     5,960   Citigroup Capital Trust IX                                6.000%                         Aa2             133,146
   587,400   Citigroup Capital Trust VII                               7.125%                         Aa2          14,720,244
   779,495   Citigroup Capital Trust VIII                              6.950%                         Aa2          19,222,347
    28,500   Citigroup Capital Trust XI                                6.000%                         Aa2             634,125
    10,700   Citigroup, Series CIT (CORTS)                             6.750%                          A3             261,829
     3,900   General Electric Capital Corporation (CORTS)              6.000%                         AAA              89,895
   199,700   General Electric Capital Corporation                      6.625%                         AAA           4,924,602
 1,523,600   ING Group N.V.                                            7.200%                           A          38,867,036
 1,445,555   ING Group N.V.                                            7.050%                           A          36,471,353
     8,900   ING Group N.V.                                            6.200%                           A             204,433
     5,000   JP Morgan Chase Capital Trust XII                         6.250%                          A1             114,750
    92,500   JPM Capital Trust (CORTS)                                 7.200%                          A1           2,343,950
    10,600   JPMorgan Chase & Company (PCARS)                          7.125%                          A2             261,290
   323,000   JPMorgan Chase Capital Trust IX, Series I                 7.500%                          A1           8,171,900
   198,600   JPMorgan Chase Capital Trust X                            7.000%                          A1           4,935,210
    22,156   JPMorgan Chase Capital Trust XI                           5.875%                          A1             478,791

    SHARES   DESCRIPTION (1)                                          COUPON                   RATINGS (2)              VALUE
-----------------------------------------------------------------------------------------------------------------------------
             DIVERSIFIED FINANCIAL SERVICES (continued)
   210,900   JPMorgan Chase Capital Trust XVI                          6.350%                          A-      $    4,890,771
             JPMorgan Chase Trust, Series 2002-6, Class A
    52,900    (SATURNS)                                                7.125%                          A1           1,353,182
-----------------------------------------------------------------------------------------------------------------------------
             Total Diversified Financial Services                                                                 147,957,661
             ----------------------------------------------------------------------------------------------------------------
             DIVERSIFIED TELECOMMUNICATION SERVICES - 0.6%
   116,999   AT&T Inc.                                                 7.000%                           A           2,871,155
    17,500   BellSouth Capital Funding (CORTS)                         7.100%                           A             437,500
    21,600   BellSouth Corporation (CORTS)                             7.000%                         Aa3             526,392
    16,300   BellSouth Corporation, Series 2001-3 (SATURNS)            7.125%                           A             391,200
    16,200   BellSouth Corporation, Series BLS (CORTS)                 7.000%                           A             388,800
    42,600   BellSouth Corporation                                     7.125%                           A           1,020,696
    17,500   BellSouth Inc. (CORTS)                                    7.000%                           A             434,000
    29,200   BellSouth Telecommunications (PPLUS)                      7.300%                           A             715,692
             Deutsche Telekom International Finance B.V.,
     1,400    Series 2001-24, Class A-1 (CORTS)                        7.875%                          A-              35,392
    30,600   Verizon Communications (CORTS)                            7.625%                           A             777,546
     7,600   Verizon Communications (CORTS)                            7.375%                           A             192,052
    70,100   Verizon Global Funding Corporation (SATURNS)              7.500%                           A           1,770,025
    22,100   Verizon New England Inc., Series B                        7.000%                          A3             547,196
    13,000   Verizon South Inc., Series F                              7.000%                           A             316,810
-----------------------------------------------------------------------------------------------------------------------------
             Total Diversified Telecommunication Services                                                          10,424,456
             ----------------------------------------------------------------------------------------------------------------
             ELECTRIC UTILITIES - 4.6%
   162,600   Alabama Power Company, (3)                                5.830%                        BBB+           3,691,020
    17,200   Consolidated Edison Company of New York Inc.              7.500%                          A1             430,172
     2,800   Consolidated Edison, Inc.                                 7.250%                          A-              70,252
    27,400   DTE Energy Trust I                                        7.800%                         BB+             694,316
     4,200   Entergy Arkansas Inc.                                     6.700%                         AAA             104,244
    57,650   Entergy Louisiana LLC                                     7.600%                          A-           1,441,250
 1,299,100   Entergy Mississippi Inc.                                  7.250%                          A-          32,672,365
     1,700   Georgia Power Capital Trust VII                           5.875%                          A3              37,536
    12,700   Georgia Power Capital Trust V                             7.125%                        BBB+             318,135
    59,500   Georgia Power Company                                     5.900%                           A           1,347,080
   941,500   Interstate Power and Light Company, Series B, (3)         8.375%                        Baa2          28,951,125
             National Rural Utilities Cooperative Finance
    30,200    Corporation                                              7.400%                          A3             762,852
             National Rural Utilities Cooperative Finance
     7,700    Corporation                                              6.100%                          A3             172,480
             National Rural Utilities Cooperative Finance
    19,600    Corporation                                              5.950%                          A3             427,672
     2,600   Southern Company Capital Trust I (CORTS)                  8.190%                        BBB+              70,161
     3,900   Southern Company Capital Trust I (CORTS)                  7.375%                        BBB+             100,191
   265,500   Virginia Power Capital Trust                              7.375%                         BB+           6,664,050
-----------------------------------------------------------------------------------------------------------------------------
             Total Electric Utilities                                                                              77,954,901
             ----------------------------------------------------------------------------------------------------------------
             FOOD PRODUCTS - 0.7%
   122,000   Dairy Farmers of America Inc., 144A, (3)                  7.875%                        BBB-          11,795,875
-----------------------------------------------------------------------------------------------------------------------------
             HOUSEHOLD DURABLES - 0.7%
   462,400   Pulte Homes Inc.                                          7.375%                         BBB          11,574,473
-----------------------------------------------------------------------------------------------------------------------------
             INDUSTRIAL CONGLOMERATES - 0.0%
     9,200   General Electric Company, Series GE (CORTS)               6.800%                         AAA             232,760
-----------------------------------------------------------------------------------------------------------------------------
             INSURANCE - 18.6%
 1,214,900   Ace Ltd., Series C                                        7.800%                        Baa2          31,405,165
    94,000   Aegon N.V.                                                6.500%                          A-           2,239,080
 2,129,500   Aegon N.V.                                                6.375%                          A-          49,915,479
    20,200   AMBAC Financial Group Inc.                                7.000%                          AA             503,586
    63,400   AMBAC Financial Group Inc.                                5.950%                          AA           1,379,584
     9,100   AMBAC Financial Group Inc.                                5.875%                          AA             197,652
     8,400   Arch Capital Group Limited, Series B                      7.875%                        Baa3             207,480
   980,283   Arch Capital Group Limited                                8.000%                        Baa3          24,938,400
   479,357   Delphi Financial Group, Inc.                              8.000%                         BBB          12,309,888
 1,702,521   EverestRe Group Limited                                   7.850%                        Baa1          43,158,907
    61,400   Financial Security Assurance Holdings                     6.875%                          AA           1,501,844
   710,100   Financial Security Assurance Holdings                     6.250%                          AA          16,112,169
   369,700   Hartford Capital Trust III, Series C                      7.450%                        BBB+           9,216,621
   105,300   Hartford Life Capital Trust II, Series B                  7.625%                        BBB+           2,675,673
    96,900   Lincoln National Capital Trust V, Series E                7.650%                          A-           2,427,345
    55,300   Lincoln National Capital Trust VI                         6.750%                          A-           1,348,214
   118,600   MetLife Inc., Series B, (3)                               6.500%                         BBB           2,921,118

Portfolio of INVESTMENTS June 30, 2006 (Unaudited)

    SHARES   DESCRIPTION (1)                                          COUPON                   RATINGS (2)              VALUE
-----------------------------------------------------------------------------------------------------------------------------
             INSURANCE (continued)
   646,320   PartnerRe Limited, Series C                               6.750%                        BBB+      $   15,459,974
    27,400   PartnerRe Limited, Series D                               6.500%                        BBB+             626,090
   301,581   PartnerRe Limited                                         7.900%                          A3           7,584,762
   108,700   PLC Capital Trust III                                     7.500%                        BBB+           2,726,196
   453,940   PLC Capital Trust IV                                      7.250%                        BBB+          11,176,003
    22,200   PLC Capital Trust V                                       6.125%                        BBB+             499,500
     6,500   Prudential Financial Inc. (CORTS)                         6.000%                           A             144,755
   223,000   Prudential PLC                                            6.750%                           A           5,456,810
   145,800   RenaissanceRe Holdings Limited, Series B                  7.300%                         BBB           3,572,100
    20,200   RenaissanceRe Holdings Limited, Series C                  6.080%                        BBB+             441,572
   324,060   RenaissanceRe Holdings Ltd., Series A                     8.100%                        BBB+           8,140,387
    22,400   Safeco Capital Trust I (CORTS)                            8.750%                        Baa2             659,008
     6,300   Safeco Capital Trust III (CORTS)                          8.072%                        Baa2             164,588
     2,300   Safeco Capital Trust IV (CORTS)                           8.375%                        Baa2              60,720
     2,600   Safeco Corporation, Series 2001-7 (SATURNS)               8.250%                        Baa2              65,962
     8,500   Safeco Corporation, Series 2002-5 (SATURNS)               8.250%                        Baa2             215,348
   144,100   Saint Paul Capital Trust I                                7.600%                        Baa1           3,651,494
   130,400   Torchmark Capital Trust I                                 7.750%                          A-           3,310,856
     8,300   Torchmark Capital Trust II                                7.750%                          A-             210,820
    22,500   W.R. Berkley (CORTS)                                      8.250%                        BBB-             567,225
    26,800   W.R. Berkley Capital Trust, Series 2002-1 (CBTCS)         8.125%                        BBB-             270,412
   711,146   W.R. Berkley Corporation                                  6.750%                        BBB-          16,690,597
   572,200   XL Capital Ltd, Series A                                  8.000%                        Baa1          14,505,270
   600,417   XL Capital Ltd, Series B                                  7.625%                        Baa1          15,190,550
-----------------------------------------------------------------------------------------------------------------------------
             Total Insurance                                                                                      313,849,204
             ----------------------------------------------------------------------------------------------------------------
             IT SERVICES - 0.0%
    16,100   Vertex Industries Inc. (PPLUS)                            7.625%                           A             406,686
-----------------------------------------------------------------------------------------------------------------------------
             MEDIA - 0.3%
   166,800   CBS Corporation                                           7.250%                        BBB+           4,103,280
     6,500   Comcast Corporation                                       7.000%                        BBB+             162,906
     3,900   Walt Disney Company (CORTS)                               6.875%                          A-              97,734
    18,200   Walt Disney Company                                       7.000%                          A-             455,364
-----------------------------------------------------------------------------------------------------------------------------
             Total Media                                                                                            4,819,284
             ----------------------------------------------------------------------------------------------------------------
             MULTI-UTILITIES - 0.4%
   119,400   Dominion CNG Capital Trust I                              7.800%                        Baa2           3,027,984
    46,300   Dominion Resources Capital Trust II                       8.400%                        Baa3           1,177,409
   120,200   Energy East Capital Trust I                               8.250%                        BBB-           3,049,474
-----------------------------------------------------------------------------------------------------------------------------
             Total Multi-Utilities                                                                                  7,254,867
             ----------------------------------------------------------------------------------------------------------------
             OIL, GAS & CONSUMABLE FUELS - 1.6%
   906,911   Nexen Inc.                                                7.350%                        Baa3          22,699,982
   147,400   TransCanada Pipeline                                      8.250%                          A3           3,758,700
-----------------------------------------------------------------------------------------------------------------------------
             Total Oil, Gas & Consumable Fuels                                                                     26,458,682
             ----------------------------------------------------------------------------------------------------------------
             PHARMACEUTICALS - 0.0%
    10,800   Bristol Myers Squibb Company (CORTS)                      6.250%                          A+             250,992
     8,300   Bristol-Myers Squibb Company Trust (CORTS)                6.800%                          A+             206,753
-----------------------------------------------------------------------------------------------------------------------------
             Total Pharmaceuticals                                                                                    457,745
             ----------------------------------------------------------------------------------------------------------------
             REAL ESTATE - 23.5%
    95,400   AvalonBay Communities, Inc., Series H                     8.700%                         BBB           2,555,766
    16,400   BRE Properties, Series B                                  8.080%                        BBB-             413,608
   155,943   BRE Properties, Series C                                  6.750%                        BBB-           3,641,269
    81,006   BRE Properties, Series D                                  6.750%                        BBB-           1,899,996
   717,370   CarrAmerica Realty Corporation, Series E                  7.500%                        BBB-          18,113,593
             Developers Diversified Realty Corporation, Series
   135,925    F                                                        8.600%                        BBB-           3,452,495
             Developers Diversified Realty Corporation, Series
   639,813    G                                                        8.000%                        BBB-          16,443,194
             Developers Diversified Realty Corporation, Series
   187,823    H                                                        7.375%                        BBB-           4,582,881
    40,467   Developers Diversified Realty Corporation                 7.500%                        BBB-           1,012,484
   298,900   Duke Realty Corporation, Series L                         6.600%                         BBB           6,991,271
   220,650   Duke-Weeks Realty Corporation, Series B                   7.990%                         BBB          11,191,103
   150,000   Duke-Weeks Realty Corporation                             6.950%                         BBB           3,682,500
     5,600   Duke-Weeks Realty Corporation                             6.625%                         BBB             129,584
   536,000   Equity Office Properties Trust, Series G                  7.750%                        BBB-          13,694,800

    SHARES   DESCRIPTION (1)                                          COUPON                   RATINGS (2)              VALUE
-----------------------------------------------------------------------------------------------------------------------------
             REAL ESTATE (continued)
    54,000   Equity Residential Properties Trust, Series C             9.125%                         BBB      $    1,355,400
    68,250   Equity Residential Properties Trust, Series D             8.600%                         BBB           1,739,010
    36,484   Equity Residential Properties Trust, Series N             6.480%                         BBB             833,295
   332,800   Federal Realty Investment Trust                           8.500%                        BBB-           8,476,416
   446,000   First Industrial Realty Trust, Inc., Series C             8.625%                        BBB-          12,131,200
   279,700   First Industrial Realty Trust, Inc., Series J             7.250%                        BBB-           6,894,605
 1,805,025   HRPT Properties Trust, Series B                           8.750%                        BBB-          46,930,649
    71,980   HRPT Properties Trust, Series C                           7.125%                        BBB-           1,767,109
   119,680   Kimco Realty Corporation, Series F                        6.650%                        BBB+           2,862,746
   199,550   New Plan Excel Realty Trust, Series D                     7.800%                        BBB-           9,890,197
   771,600   New Plan Excel Realty Trust, Series E                     7.625%                        BBB-          19,675,800
     1,700   Prologis Trust, Series F                                  6.750%                         BBB              40,001
    97,728   Prologis Trust, Series G                                  6.750%                         BBB           2,305,404
   108,300   PS Business Parks, Inc., Series I                         6.875%                        BBB-           2,512,560
   110,700   PS Business Parks, Inc., Series K                         7.950%                        BBB-           2,856,060
   401,000   PS Business Parks, Inc., Series L                         7.600%                        BBB-          10,025,000
   735,970   PS Business Parks, Inc.                                   7.000%                        BBB-          17,810,474
   390,700   Public Storage Inc., Series I                             7.250%                        BBB+           9,689,360
   234,300   Public Storage, Inc., Series C                            6.600%                        BBB+           5,400,615
    36,000   Public Storage, Inc., Series D                            6.180%                        BBB+             780,480
    38,600   Public Storage, Inc., Series E                            6.750%                        BBB+             902,854
    72,566   Public Storage, Inc., Series F                            6.450%                        BBB+           1,629,107
   128,300   Public Storage, Inc., Series H                            6.950%                        BBB+           3,111,275
   268,295   Public Storage, Inc., Series R                            8.000%                        BBB+           6,734,205
    69,600   Public Storage, Inc., Series S                            7.875%                        BBB+           1,749,744
   137,065   Public Storage, Inc., Series T                            7.625%                        BBB+           3,430,737
   114,900   Public Storage, Inc., Series U                            7.625%                        BBB+           2,883,990
   148,000   Public Storage, Inc., Series V                            7.500%                        BBB+           3,788,800
     2,129   Public Storage, Inc., Series X                            6.450%                        BBB+              48,243
     7,500   Public Storage, Inc.                                      7.125%                        BBB+             190,500
   165,900   Realty Income Corporation                                 7.375%                        BBB-           4,205,565
   309,100   Regency Centers Corporation                               7.450%                        BBB-           7,959,325
   245,800   Regency Centers Corporation                               7.250%                        BBB-           6,183,099
    17,200   Regency Centers Corporation                               6.700%                        BBB-             402,824
    34,500   Simon Property Group, Inc., Series F                      8.750%                        Baa2             870,435
   326,041   Simon Property Group, Inc., Series G                      7.890%                        BBB+          16,628,091
    82,000   United Dominion Realty Trust                              8.600%                        BBB-           2,091,000
    22,300   Vornado Realty Trust, Series F                            6.750%                        BBB-             527,395
   213,940   Vornado Realty Trust, Series G                            6.625%                        BBB-           4,920,620
   113,500   Vornado Realty Trust, Series H                            6.750%                        BBB-           2,655,900
   220,250   Vornado Realty Trust, Series I                            6.625%                        BBB-           5,072,358
 2,461,900   Wachovia Preferred Funding Corporation                    7.250%                          A2          64,821,823
   158,600   Weingarten Realty Trust, Series E                         6.950%                          A-           3,933,280
-----------------------------------------------------------------------------------------------------------------------------
             Total Real Estate                                                                                    396,522,095
             ----------------------------------------------------------------------------------------------------------------
             THRIFTS & MORTGAGE FINANCE - 1.5%
    10,900   Countrywide Capital Trust II, Series II (CORTS)           8.000%                        BBB+             274,680
 1,050,000   Countrywide Capital Trust IV                              6.750%                        BBB+          24,748,500
    16,800   Harris Preferred Capital Corporation, Series A            7.375%                          A1             417,312
-----------------------------------------------------------------------------------------------------------------------------
             Total Thrifts & Mortgage Finance                                                                      25,440,492
             ----------------------------------------------------------------------------------------------------------------
             WIRELESS TELECOMMUNICATION SERVICES - 1.6%
 1,043,372   United States Cellular Corporation                        8.750%                          A-          27,179,841
-----------------------------------------------------------------------------------------------------------------------------
             TOTAL $25 PAR (OR SIMILAR) PREFERRED SECURITIES
              (COST $1,386,536,164)                                                                             1,375,857,749
             ----------------------------------------------------------------------------------------------------------------

   PRINCIPAL
AMOUNT (000)   DESCRIPTION (1)                                                        COUPON       MATURITY    RATINGS (2)
--------------------------------------------------------------------------------------------------------------------------
               CORPORATE BONDS - 0.9% (0.6% OF TOTAL INVESTMENTS)
               COMMERCIAL BANKS - 0.3%
 $    6,500    HBOS PLC, Series 144A                                                   6.413%       9/29/49            A1
--------------------------------------------------------------------------------------------------------------------------
               INSURANCE - 0.5%
      8,600    Great West Life and Annuity Insurance Company                           7.153%       5/16/46            A-
--------------------------------------------------------------------------------------------------------------------------

   PRINCIPAL
AMOUNT (000)           VALUE
------------  --------------
              CORPORATE
               BONDS - 0.9%
               (0.6% OF
               TOTAL
               INVESTMENTS)
              COMMERCIAL
               BANKS - 0.3%
 $    6,500   $    5,840,419
------------
              INSURANCE - 0.5%
      8,600        8,414,498
------------

Portfolio of INVESTMENTS June 30, 2006 (Unaudited)

   PRINCIPAL
AMOUNT (000)   DESCRIPTION (1)                                                        COUPON       MATURITY    RATINGS (2)
--------------------------------------------------------------------------------------------------------------------------
               THRIFTS & MORTGAGE FINANCE - 0.1%
               Caisse Nationale Des Caisses d'Epargne et de
 $    1,000     Prevoyance                                                             6.750%       1/27/49            A+
--------------------------------------------------------------------------------------------------------------------------
 $   16,100    TOTAL CORPORATE BONDS (COST $15,534,686)
--------------------------------------------------------------------------------------------------------------------------

   PRINCIPAL
AMOUNT (000)           VALUE
------------  --------------
              THRIFTS &
               MORTGAGE
              FINANCE - 0.1%
 $    1,000   $      949,955
------------
 $   16,100       15,204,872
------------

    PRINCIPAL
AMOUNT (000)/
       SHARES   DESCRIPTION (1)                                          COUPON       MATURITY    RATINGS (2)              VALUE
--------------------------------------------------------------------------------------------------------------------------------
                CAPITAL PREFERRED SECURITIES - 58.6% (40.0% OF TOTAL INVESTMENTS)
                CAPITAL MARKETS - 7.1%
     15,000     Ahmanson Capital Trust I, 144A                            8.360%      12/01/26          Baa1      $   15,692,070
      1,465     Bank of New York Capital I, Series B                      7.970%      12/31/26            A1           1,535,215
      4,000     BT Capital Trust, Series B1                               7.900%       1/15/27            A2           4,171,268
      2,000     BT Institutional Capital Trust B, 144A                    7.750%      12/01/26            A2           2,089,568
        500     BT Preferred Capital Trust II                             7.875%       2/25/27            A2             523,789
      5,000     C.A. Preferred Fund Trust II                              7.000%      10/30/49            A1           4,894,535
     18,600     C.A. Preferred Funding Trust                              7.000%       1/30/49            A1          18,208,582
      5,050     First Hawaiian Capital Trust I, Series B                  8.343%       7/01/27            A-           5,341,531
      1,000     First Security Capital I                                  8.410%      12/15/26           Aa2           1,050,431
     17,095     First Union Capital Trust II, Series A                    7.950%      11/15/29            A1          19,813,173
     20,000     Mellon Capital Trust I, Series A                          7.720%      12/01/26            A2          20,891,240
      3,240     State Street Institutional Capital Trust, 144A            7.940%      12/30/26            A1           3,392,604
     19,800     UBS Preferred Funding Trust I                             8.622%      10/29/49           AA-          21,678,901
--------------------------------------------------------------------------------------------------------------------------------
                Total Capital Markets                                                                                119,282,907
                ----------------------------------------------------------------------------------------------------------------
                COMMERCIAL BANKS - 32.0%
     19,000     AB Svensk Exportkredit, 144A                              6.375%      10/27/49           AA-          18,700,731
     37,250     Abbey National Capital Trust I                            8.963%       6/30/50             A          45,318,349
      7,100     AgFirst Farm Credit Bank                                  7.300%      12/15/53           N/R           7,197,831
      6,500     Bank One Capital III                                      8.750%       9/01/30            A1           8,042,846
     21,000     BankBoston Capital Trust I, Series B                      8.250%      12/15/26           Aa3          22,049,244
      5,000     BanPonce Trust I, Series A                                8.327%       2/01/27          Baa1           5,246,180
     36,000     Barclays Bank PLC, 144A                                   8.550%       6/15/49           Aa3          39,737,556
        200     Barclays Bank PLC                                         6.278%      12/15/55           Aa3             176,500
      2,000     Corestates Capital Trust I, 144A                          8.000%      12/15/26            A1           2,090,570
      3,700     DBS Capital Funding Corporation, 144A                     7.657%       3/15/49            A1           3,945,251
      1,500     First Empire Capital Trust I                              8.234%       2/01/27          Baa1           1,575,374
      1,500     First Midwest Bancorp Inc.                                6.950%      12/01/33          Baa2           1,481,052
     22,080     Fleet Capital Trust II                                    7.920%      12/11/26           Aa3          23,107,338
     39,510     HBOS Capital Funding LP, Notes                            6.850%       3/23/49            A1          38,033,353
      2,400     HSBC Capital Funding LP, 144A                             9.547%      12/31/49            A1           2,691,773
      6,250     HSBC Capital Funding LP, Debt                            10.176%       6/30/50            A1           8,565,025
     32,000     KBC Bank Fund Trust III, 144A                             9.860%       5/02/50            A2          35,561,984
      8,000     KeyCorp Capital III                                       7.750%       7/15/29            A3           8,853,768
      2,500     KeyCorp Institutional Capital Trust A                     7.826%      12/01/26            A3           2,611,903
     13,500     Lloyds TSB Bank PLC, Subordinated Note                    6.900%      11/22/49           Aa2          13,232,660
     25,000     M&I Capital Trust A                                       7.650%      12/01/26            A2          26,049,650
     19,500     NB Capital Trust II                                       7.830%      12/15/26           Aa3          20,403,689
     14,000     Nordbanken AB, 144A                                       8.950%      11/29/49             A          15,220,394
      2,000     North Fork Capital Trust I, Capital Securities            8.700%      12/15/26            A3           2,101,938
      8,000     North Fork Capital Trust II                               8.000%      12/15/27            A3           8,480,064
      2,000     Peoples Heritage Capital Trust I, Series B                9.060%       2/01/27            A3           2,120,362
    289,600     PFCI Capital Corporation                                  7.750%       8/17/52            A-           7,611,064
     33,085     PNC Institutional Capital Securities, 144A                7.950%      12/15/26            A-          34,603,866
      2,000     Popular North American Capital Trust I                    6.564%       9/15/34          Baa1           1,826,118
     12,100     RBS Capital Trust B                                       6.800%      12/31/49            A1          11,663,795
      8,000     Reliance Capital Trust I, Series B                        8.170%       5/01/28           N/R           8,533,264
        500     Republic New York Capital II, Capital Securities          7.530%      12/04/26            A1             521,022
     17,500     Royal Bank of Scotland Group PLC                          9.118%       3/31/49            A1          19,233,725
      5,000     Sparebanken Rogaland, Notes, 144A                         6.443%       5/01/49          Baa1           4,824,395
      9,000     St. George Funding Company LLC, 144A                      8.485%      12/31/47            A3           9,562,437
      3,400     Swedbank ForeningsSparbanken AB, 144A                     9.000%       9/17/50            A2           3,795,406
      7,500     Union Planters Capital Trust A                            8.200%      12/15/26            A2           7,846,088
        240     Union Planters Preferred Fund, 144A                       7.750%       7/15/53            A2          25,372,500
                Washington Mutual Preferred Funding Cayman, Series
     26,500      A-1, 144A                                                7.250%       3/15/49           BBB          25,245,808

    PRINCIPAL
AMOUNT (000)/
       SHARES   DESCRIPTION (1)                                          COUPON       MATURITY    RATINGS (2)              VALUE
--------------------------------------------------------------------------------------------------------------------------------
                COMMERCIAL BANKS (continued)
                Washington Mutual Preferred Funding Delaware,
      6,300      Series A-1, 144A                                         6.534%       3/15/49           BBB      $    6,056,864
     10,000     Zions Institutional Capital Trust, Series A               8.536%      12/15/26          Baa1          10,506,350
--------------------------------------------------------------------------------------------------------------------------------
                Total Commercial Banks                                                                               539,798,087
                ----------------------------------------------------------------------------------------------------------------
                DIVERSIFIED FINANCIAL SERVICES - 2.7%
      1,000     BNP Paribas Capital Trust, 144A                           9.003%      12/29/49            A+           1,114,021
      2,750     BNP Paribas Capital Trust                                 7.200%      12/31/49            A+           2,751,070
     21,200     Citigroup Capital X                                       6.100%       9/30/33             A             480,392
      3,700     Fulton Capital Trust I                                    6.290%       2/01/36            A3           3,363,322
     22,085     JPM Capital Trust II                                      7.950%       2/01/27            A1          23,158,088
     13,800     Old Mutual Capital Funding, Notes                         8.000%       6/22/53          Baa2          14,185,820
--------------------------------------------------------------------------------------------------------------------------------
                Total Diversified Financial Services                                                                  45,052,713
                ----------------------------------------------------------------------------------------------------------------
                DIVERSIFIED TELECOMMUNICATION SERVICES - 2.1%
     30,250     Centaur Funding Corporation, Series B, 144A               9.080%       4/21/20           BBB          35,534,297
--------------------------------------------------------------------------------------------------------------------------------
                HOUSEHOLD DURABLES - 0.6%
      8,600     Stanley Works Capital Trust I, 144A                       5.902%      12/01/45          Baa1           8,029,467
--------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - 10.5%
     14,280     Ace Capital Trust II                                      9.700%       4/01/30          Baa1          17,635,629
     28,000     American General Institutional Capital, 144A              8.125%       3/15/46           Aa3          33,094,096
      2,000     Mangrove Bay, Class 3, 144A                               6.102%       7/15/33          BBB+           1,913,074
      6,000     MIC Financing Trust I                                     8.375%       2/01/27            A+           6,051,018
     12,000     Oil Insurance Limited, 144A                               7.550%      12/30/49          Baa1          11,983,800
     10,250     Prudential PLC                                            6.500%       6/29/49             A           9,451,279
                Sun Life Canada Capital Trust, Capital Securities,
     51,700      144A                                                     8.526%       5/06/47            A+          54,735,513
     40,500     Zurich Capital Trust I, 144A                              8.376%       6/01/37            A-          42,822,756
--------------------------------------------------------------------------------------------------------------------------------
                Total Insurance                                                                                      177,687,165
                ----------------------------------------------------------------------------------------------------------------
                OIL, GAS & CONSUMABLE FUELS - 1.2%
      3,680     KN Capital Trust I, Preferred Securities                  8.560%       4/15/27          Baa3           3,454,902
     10,750     KN Capital Trust III                                      7.630%       4/15/28          Baa3           9,019,755
      7,355     Phillips 66 Capital Trust II                              8.000%       1/15/37            A3           7,707,775
--------------------------------------------------------------------------------------------------------------------------------
                Total Oil, Gas & Consumable Fuels                                                                     20,182,432
                ----------------------------------------------------------------------------------------------------------------
                THRIFTS & MORTGAGE FINANCE - 2.4%
      5,595     Countrywide Capital Trust I                               8.000%      12/15/26          BBB+           5,636,358
      8,460     Countrywide Capital Trust III, Series B                   8.050%       6/15/27          BBB+           9,112,046
     11,825     Dime Capital Trust I, Series A                            9.330%       5/06/27          Baa1          12,657,918
     13,000     Great Western Financial Trust II, Series A                8.206%       2/01/27          Baa1          13,664,105
--------------------------------------------------------------------------------------------------------------------------------
                Total Thrifts & Mortgage Finance                                                                      41,070,427
                ----------------------------------------------------------------------------------------------------------------
                TOTAL CAPITAL PREFERRED SECURITIES (COST
                 $999,449,191)                                                                                       986,637,495
                ----------------------------------------------------------------------------------------------------------------
     SHARES     DESCRIPTION (1)                                                                                          VALUE
--------------------------------------------------------------------------------------------------------------------------------
                INVESTMENT COMPANIES - 2.4% (1.6% OF TOTAL INVESTMENTS)
                Flaherty and Crumrine/Claymore Preferred
    486,173      Securities Income Fund Inc.                                                                      $    9,480,374
                Flaherty and Crumrine/Claymore Total Return Fund
    257,293      Inc.                                                                                                  4,919,442
      8,222     John Hancock Preferred Income Fund                                                                       184,913
     40,989     John Hancock Preferred Income Fund II                                                                    907,906
    583,827     John Hancock Preferred Income Fund III                                                                11,524,745
    139,021     Preferred and Corporate Strategies Fund Inc.                                                           2,772,079
    563,812     Preferred Income Strategies Fund Inc.                                                                 10,689,876
--------------------------------------------------------------------------------------------------------------------------------
                TOTAL INVESTMENT COMPANIES (COST $40,967,715)                                                         40,479,335
                ----------------------------------------------------------------------------------------------------------------

Portfolio of INVESTMENTS June 30, 2006 (Unaudited)

  PRINCIPAL
AMOUNT (000)    DESCRIPTION (1)                                        COUPON        MATURITY                            VALUE
--------------------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 2.5% (1.7% OF TOTAL INVESTMENTS)
                Repurchase Agreement with State Street Bank, dated
 $   42,417      6/30/06, repurchase price $42,431,269,                   4.130%       7/03/06                    $   42,416,671
                 collateralized by $46,030,000 U.S. Treasury
                 Notes, 4.000%, due 2/15/14, value $43,268,200
-----------
--------------------------------------------------------------------------------------------------------------------------------
                TOTAL SHORT-TERM INVESTMENTS (COST $42,416,671)                                                       42,416,671
                ----------------------------------------------------------------------------------------------------------------
                TOTAL INVESTMENTS (COST $2,490,536,140) - 146.4%                                                   2,465,979,850
                ----------------------------------------------------------------------------------------------------------------
                OTHER ASSETS LESS LIABILITIES - 1.1%                                                                  18,519,752
                ----------------------------------------------------------------------------------------------------------------
                PREFERRED SHARES, AT LIQUIDATION VALUE - (47.5)%                                                    (800,000,000)
                ----------------------------------------------------------------------------------------------------------------
                NET ASSETS APPLICABLE TO COMMON SHARES - 100%                                                     $1,684,499,602
                ----------------------------------------------------------------------------------------------------------------

INTEREST RATE SWAPS OUTSTANDING AT JUNE 30, 2006:

                                  FIXED RATE
                                        PAID  FIXED RATE      FLOATING RATE    FLOATING RATE                   UNREALIZED
                      NOTIONAL   BY THE FUND     PAYMENT           RECEIVED          PAYMENT  TERMINATION    APPRECIATION
 COUNTERPARTY           AMOUNT  (ANNUALIZED)   FREQUENCY    BY THE FUND (4)        FREQUENCY         DATE  (DEPRECIATION)
 ------------------------------------------------------------------------------------------------------------------------
 Citigroup Inc.   $100,000,000        4.713%     Monthly             5.138%          Monthly     12/06/06  $     401,974
 Citigroup Inc.    200,000,000        3.375      Monthly             5.138           Monthly     11/06/07      5,740,380
 Citigroup Inc.    200,000,000        3.910      Monthly             5.138           Monthly     11/06/09      9,901,744
 ------------------------------------------------------------------------------------------------------------------------
                                                                                                           $  16,044,098
 ------------------------------------------------------------------------------------------------------------------------

        (1)      All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
        (2)      Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by
                 Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
        (3)      Investment is eligible for the Dividends Received Deduction.
        (4)      Based on USD-LIBOR (United States Dollar - London Inter-Bank Offered Rate).
        N/R      Not rated.
      WI/DD      Purchased on a when-issued or delayed delivery basis.
       144A      Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
      CBTCS      Corporate Backed Trust Certificates.
      CORTS      Corporate Backed Trust Securities.
      PCARS      Public Credit and Repackaged Securities.
      PPLUS      PreferredPlus Trust.
    SATURNS      Structured Asset Trust Unit Repackaging.

                                 See accompanying notes to financial statements.

Nuveen Quality Preferred Income Fund 3 (JHP)

Portfolio of
        INVESTMENTS June 30, 2006 (Unaudited)

    SHARES   DESCRIPTION (1)                                          COUPON                   RATINGS (2)              VALUE
-----------------------------------------------------------------------------------------------------------------------------
             CONVERTIBLE PREFERRED SECURITIES - 0.1% (0.1% OF TOTAL INVESTMENTS)
             THRIFTS & MORTGAGE FINANCE - 0.1%
    13,400   PMI Group Inc.                                            5.875%                          A1      $      340,762
-----------------------------------------------------------------------------------------------------------------------------
             TOTAL CONVERTIBLE PREFERRED SECURITIES (COST
              $326,331)                                                                                               340,762
             ----------------------------------------------------------------------------------------------------------------
    SHARES   DESCRIPTION (1)                                          COUPON                   RATINGS (2)              VALUE
-----------------------------------------------------------------------------------------------------------------------------
             $25 PAR (OR SIMILAR) PREFERRED SECURITIES - 91.8% (62.5% OF TOTAL INVESTMENTS)
             AUTOMOBILES - 0.1%
     8,000   DaimlerChrysler AG (CORTS)                                7.875%                          A3      $      197,520
-----------------------------------------------------------------------------------------------------------------------------
             CAPITAL MARKETS - 8.5%
    21,206   Bear Stearns Capital Trust III                            7.800%                          A2             538,632
    59,900   Compass Capital Trust III                                 7.350%                          A3           1,485,520
    39,900   CSFB USA, Series 2002-10 (SATURNS)                        7.000%                         AA-             985,530
    11,300   First Union Institutional Capital II (CORTS)              8.200%                          A1             302,219
     5,500   Goldman Sachs Group Inc., Series GSC-3 (PPLUS)            6.000%                          A1             120,450
     5,300   Goldman Sachs Group Incorporated (SATURNS)                5.750%                         Aa3             112,943
             Lehman Brothers Holdings Capital Trust III, Series
   356,800    K                                                        6.375%                          A2           8,242,080
       800   Lehman Brothers Holdings Capital Trust V, Series M        6.000%                          A2              17,600
    22,000   Merrill Lynch Capital Trust II                            8.000%                          A1             557,920
    70,800   Merrill Lynch Preferred Capital Trust III                 7.000%                          A1           1,760,796
    20,400   Merrill Lynch Preferred Capital Trust IV                  7.120%                          A1             512,244
    84,400   Merrill Lynch Preferred Capital Trust V                   7.280%                          A1           2,143,760
    38,500   Merrill Lynch Preferred Capital Trust                     7.750%                          A1             979,825
    41,900   Morgan Stanley (PPLUS)                                    7.050%                         Aa3           1,041,634
    80,000   Morgan Stanley Capital Trust II                           7.250%                          A1           2,019,200
   197,741   Morgan Stanley Capital Trust III                          6.250%                          A1           4,468,947
    10,100   Morgan Stanley Capital Trust V                            5.750%                          A+             211,999
    75,700   Morgan Stanley Capital Trust VI                           6.600%                          A1           1,804,688
-----------------------------------------------------------------------------------------------------------------------------
             Total Capital Markets                                                                                 27,305,987
             ----------------------------------------------------------------------------------------------------------------
             COMMERCIAL BANKS - 17.7%
    23,900   Abbey National PLC, Series B                              7.375%                           A             625,224
    61,800   Abbey National PLC, Series B                              7.250%                          A1           1,552,416
   108,898   ABN AMRO Capital Trust Fund VII                           6.080%                           A           2,465,451
    38,200   ASBC Capital I                                            7.625%                        Baa1             969,516
    66,694   BAC Capital Trust I                                       7.000%                         Aa3           1,647,342
    41,300   BAC Capital Trust II                                      7.000%                         Aa3           1,032,087
    96,300   BAC Capital Trust III                                     7.000%                         Aa3           2,418,093
     6,000   BAC Capital Trust IV                                      5.875%                         Aa3             130,740
    65,600   BAC Capital Trust V                                       6.000%                         Aa3           1,458,288
     8,900   BAC Capital Trust VIII                                    6.000%                         Aa3             196,957
    30,618   Banco Santander                                           6.410%                          A2             734,832
    59,300   Banco Totta & Acores Finance, Series A                    8.875%                          A3           1,514,006
     2,800   BancorpSouth Capital Trust I                              8.150%                        Baa2              70,364
   244,100   Banesto Holdings, Series A, 144A                         10.500%                          A2           7,384,025
    33,200   Bank One Capital Trust VI                                 7.200%                          A1             836,640
     6,100   BankNorth Capital Trust II                                8.000%                          A3             154,147
 3,700,000   BOI Capital Funding 3, 144A                               6.107%                          A2           3,451,763
    26,800   Capital One Capital II Corporation                        7.500%                        Baa2             688,425
    24,800   Chittenden Capital Trust I                                8.000%                        Baa1             635,624
    44,500   Cobank ABC, 144A, (3)                                     7.000%                         N/R           2,265,095
    57,500   Comerica Capital Trust I                                  7.600%                          A3           1,438,075
   164,700   Fleet Capital Trust VII                                   1.800%                         Aa3           4,109,265
    35,316   Fleet Capital Trust VIII                                  7.200%                         Aa3             892,082
   141,700   HSBC Finance Corporation                                  6.875%                         Aa3           3,533,998
     8,700   KeyCorp (PCARS)                                           7.500%                          A3             219,458
     5,733   KeyCorp Capital Trust V                                   5.875%                          A3             124,234

       Portfolio of INVESTMENTS June 30, 2006 (Unaudited)

    SHARES   DESCRIPTION (1)                                          COUPON                   RATINGS (2)              VALUE
-----------------------------------------------------------------------------------------------------------------------------
             COMMERCIAL BANKS (continued)
    25,900   National Commerce Capital Trust II                        7.700%                          A1      $      652,680
    16,500   National Westminster Bank PLC, Series B                   7.875%                         Aa3             417,450
    12,200   PNC Capital Trust                                         6.125%                          A3             269,620
    40,000   Royal Bank of Scotland Group PLC, Series M                6.400%                          A1             961,600
   104,465   Royal Bank of Scotland Group PLC, Series N                6.350%                          A1           2,470,597
    18,000   SunTrust Capital Trust IV                                 7.125%                          A1             445,140
    27,000   SunTrust Capital Trust V                                  7.050%                          A1             666,630
   103,500   USB Capital Trust IV                                      7.350%                         Aa3           2,614,410
    70,400   USB Capital Trust V                                       7.250%                         Aa3           1,765,632
    16,100   USB Capital Trust VII                                     5.875%                         Aa3             346,955
    19,000   VNB Capital Trust I                                       7.750%                        Baa1             478,420
    51,000   Wells Fargo Capital Trust V                               7.000%                         Aa2           1,266,330
     6,800   Wells Fargo Capital Trust VI                              6.950%                         Aa2             167,552
    65,925   Wells Fargo Capital Trust VII                             5.850%                         Aa2           1,450,350
    16,000   Wells Fargo Capital Trust IX                              5.625%                         Aa2             338,560
    80,800   Zions Capital Trust B                                     8.000%                        Baa1           2,091,104
-----------------------------------------------------------------------------------------------------------------------------
             Total Commercial Banks                                                                                56,951,177
             ----------------------------------------------------------------------------------------------------------------
             COMPUTERS & PERIPHERALS - 0.0%
     2,700   IBM Inc., Trust Certificates, Series 2001-2               7.100%                          A+              66,947
-----------------------------------------------------------------------------------------------------------------------------
             CONSUMER FINANCE - 1.4%
   101,800   Household Capital Trust VII                               7.500%                          A1           2,568,414
    77,100   HSBC Finance Corporation                                  6.360%                           A           1,892,805
-----------------------------------------------------------------------------------------------------------------------------
             Total Consumer Finance                                                                                 4,461,219
             ----------------------------------------------------------------------------------------------------------------
             DIVERSIFIED FINANCIAL SERVICES - 8.1%
    10,000   BBVA Preferred Capital Ltd., Series B                     7.750%                          A1             250,300
    26,700   CIT Group Inc., Series A, (3)                             6.350%                        BBB+             654,417
    45,500   CIT Group Incorporated (CORTS)                            7.750%                          A3           1,206,205
    51,100   Citigroup Capital Trust VII                               7.125%                         Aa2           1,280,566
    14,202   Citigroup Capital Trust VIII                              6.950%                         Aa2             350,221
     2,880   Citigroup Capital Trust IX                                6.000%                         Aa2              64,339
    17,800   Citigroup Capital Trust XI                                6.000%                         Aa2             396,050
    50,901   Citigroup Inc., Series M, (3)                             5.864%                         Aa3           2,509,928
     3,500   General Electric Capital Corporation (CORTS)              6.000%                         AAA              80,675
     1,100   General Electric Capital Corporation                      6.625%                         AAA              27,126
   504,300   ING Group N.V.                                            7.200%                           A          12,864,693
   142,900   ING Group N.V.                                            7.050%                           A           3,605,367
    42,600   JPMorgan Chase Capital Trust X                            7.000%                          A1           1,058,610
    43,800   JPMorgan Chase Capital Trust XVI                          6.350%                          A1           1,015,722
             JPMorgan Chase Trust, Series 2002-6, Class A
    25,800    (SATURNS)                                                7.125%                          A1             659,964
             Royal Bank of Scotland Public Limited Company,
     6,300    Series 2006Q                                             6.750%                          A1             159,264
-----------------------------------------------------------------------------------------------------------------------------
             Total Diversified Financial Services                                                                  26,183,447
             ----------------------------------------------------------------------------------------------------------------
             DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8%
    32,500   AT&T Inc.                                                 7.000%                           A             797,550
     1,900   BellSouth Capital Funding (CORTS)                         7.100%                           A              47,500
     4,200   BellSouth Corporation (CORTS)                             7.000%                         Aa3             102,354
     6,900   BellSouth Corporation, Series 2001-3 (SATURNS)            7.125%                           A             165,600
     8,000   BellSouth Corporation, Series BLS (CORTS)                 7.000%                           A             192,000
    15,700   BellSouth Inc. (CORTS)                                    7.000%                           A             389,360
     7,600   BellSouth Telecommunications (PPLUS)                      7.300%                           A             186,276
    25,600   Verizon Communications (CORTS)                            7.625%                           A             650,496
-----------------------------------------------------------------------------------------------------------------------------
             Total Diversified Telecommunication Services                                                           2,531,136
             ----------------------------------------------------------------------------------------------------------------
             ELECTRIC UTILITIES - 2.4%
    54,500   Entergy Louisiana LLC                                     7.600%                          A-           1,362,500
   203,447   Entergy Mississippi Inc.                                  7.250%                          A-           5,116,692
             National Rural Utilities Cooperative Finance
     5,300    Corporation                                              7.400%                          A3             133,878
             National Rural Utilities Cooperative Finance
     2,300    Corporation                                              6.100%                          A3              51,520
             National Rural Utilities Cooperative Finance
    33,018    Corporation                                              5.950%                          A3             720,453
     8,900   Virginia Power Capital Trust                              7.375%                        Baa2             223,390
-----------------------------------------------------------------------------------------------------------------------------
             Total Electric Utilities                                                                               7,608,433
             ----------------------------------------------------------------------------------------------------------------
             FOOD PRODUCTS - 0.7%
    23,500   Dairy Farmers of America Inc., 144A, (3)                  7.875%                        BBB-           2,272,156
-----------------------------------------------------------------------------------------------------------------------------

    SHARES   DESCRIPTION (1)                                          COUPON                   RATINGS (2)              VALUE
-----------------------------------------------------------------------------------------------------------------------------
             INDUSTRIAL CONGLOMERATES - 0.0%
     1,400   General Electric Company, Series GE (CORTS)               6.800%                         AAA      $       35,420
-----------------------------------------------------------------------------------------------------------------------------
             INSURANCE - 21.6%
   194,400   Ace Ltd., Series C                                        7.800%                        Baa2           5,025,240
    26,400   Aegon N.V.                                                6.500%                          A-             628,848
   406,738   Aegon N.V.                                                6.375%                          A-           9,533,939
     2,600   Allstate Corporation (PCARS)                              7.150%                          A2              65,624
    32,400   AMBAC Financial Group Inc.                                5.950%                          AA             705,024
    95,400   AMBAC Financial Group Inc.                                5.875%                          AA           2,072,088
   195,649   Arch Capital Group Limited                                8.000%                        Baa3           4,977,311
   138,600   Delphi Financial Group, Inc.                              8.000%                         BBB           3,559,248
    45,067   EverestRe Capital Trust II                                6.200%                        Baa1             961,279
   293,816   EverestRe Group Limited                                   7.850%                        Baa1           7,448,236
   151,100   Financial Security Assurance Holdings                     6.250%                          AA           3,428,459
   246,000   Hartford Capital Trust III, Series C                      7.450%                        BBB+           6,132,780
   107,300   Lincoln National Capital Trust V, Series E                7.650%                          A-           2,687,865
    20,900   MetLife Inc., Series B, (3)                               6.500%                        Baa1             514,767
   144,900   PartnerRe Limited, Series C                               6.750%                        BBB+           3,466,008
     3,000   PartnerRe Limited, Series D                               6.500%                        BBB+              68,550
    65,000   PartnerRe Limited                                         7.900%                          A3           1,634,750
    57,100   PLC Capital Trust III                                     7.500%                        BBB+           1,432,068
    15,600   PLC Capital Trust IV                                      7.250%                        BBB+             384,072
     4,500   PLC Capital Trust V                                       6.125%                        BBB+             101,250
    52,544   Prudential PLC                                            6.750%                           A           1,285,752
    41,500   RenaissanceRe Holdings Limited, Series A                  8.100%                        BBB+           1,042,480
    60,401   RenaissanceRe Holdings Limited, Series B                  7.300%                         BBB           1,479,825
    32,800   Safeco Corporation, Series 2001-7 (SATURNS)               8.250%                        Baa2             832,136
    28,900   Saint Paul Capital Trust I                                7.600%                        Baa1             732,326
    32,600   W.R. Berkley Capital Trust, Series 2002-1 (CBTCS)         8.125%                        BBB-             328,934
     7,000   W.R. Berkley Corporation                                  6.750%                        BBB-             164,290
    65,100   XL Capital Ltd, Series A                                  8.000%                        Baa1           1,650,285
   294,200   XL Capital Ltd, Series B                                  7.625%                        Baa1           7,443,260
-----------------------------------------------------------------------------------------------------------------------------
             Total Insurance                                                                                       69,786,694
             ----------------------------------------------------------------------------------------------------------------
             MEDIA - 2.3%
     1,700   CBS Corporation                                           7.250%                        BBB+              41,820
   294,700   Comcast Corporation                                       7.000%                        BBB+           7,385,919
     1,900   Walt Disney Company                                       7.000%                          A-              47,538
-----------------------------------------------------------------------------------------------------------------------------
             Total Media                                                                                            7,475,277
             ----------------------------------------------------------------------------------------------------------------
             MULTI-UTILITIES - 0.2%
    17,900   Dominion CNG Capital Trust I                              7.800%                        Baa2             453,944
    24,500   Energy East Capital Trust I                               8.250%                        BBB-             621,565
-----------------------------------------------------------------------------------------------------------------------------
             Total Multi-Utilities                                                                                  1,075,509
             ----------------------------------------------------------------------------------------------------------------
             OIL, GAS & CONSUMABLE FUELS - 1.8%
   194,200   Nexen Inc.                                                7.350%                        Baa3           4,860,826
    34,700   TransCanada Pipeline                                      8.250%                          A3             884,850
-----------------------------------------------------------------------------------------------------------------------------
             Total Oil, Gas & Consumable Fuels                                                                      5,745,676
             ----------------------------------------------------------------------------------------------------------------
             PHARMACEUTICALS - 0.1%
    10,400   Bristol Myers Squibb Company (CORTS)                      6.250%                          A+             241,696
     4,300   Bristol-Myers Squibb Company Trust (CORTS)                6.800%                          A+             107,113
-----------------------------------------------------------------------------------------------------------------------------
             Total Pharmaceuticals                                                                                    348,809
             ----------------------------------------------------------------------------------------------------------------
             REAL ESTATE - 22.8%
    10,700   AvalonBay Communities, Inc., Series H                     8.700%                         BBB             286,653
    43,037   BRE Properties, Series C                                  6.750%                        BBB-           1,004,914
     8,029   BRE Properties, Series D                                  6.750%                        BBB-             188,320
   140,517   CarrAmerica Realty Corporation, Series E                  7.500%                        BBB-           3,548,054
             Developers Diversified Realty Corporation, Series
    26,700    F                                                        8.600%                        BBB-             678,180
             Developers Diversified Realty Corporation, Series
   171,200    G                                                        8.000%                        BBB-           4,399,840
             Developers Diversified Realty Corporation, Series
    32,000    H                                                        7.375%                        BBB-             780,800
   112,900   Duke Realty Corporation, Series L                         6.600%                         BBB           2,640,731
   149,000   Duke-Weeks Realty Corporation                             6.950%                         BBB           3,657,950
    61,444   Equity Office Properties Trust, Series G                  7.750%                        BBB-           1,569,894
    18,500   Equity Residential Properties Trust, Series C             9.125%                         BBB             464,350
    20,800   Equity Residential Properties Trust, Series D             8.600%                         BBB             529,984

       Portfolio of INVESTMENTS June 30, 2006 (Unaudited)

    SHARES   DESCRIPTION (1)                                          COUPON                   RATINGS (2)              VALUE
-----------------------------------------------------------------------------------------------------------------------------
             REAL ESTATE (continued)
    56,200   Federal Realty Investment Trust                           8.500%                        BBB-      $    1,431,414
   223,471   First Industrial Realty Trust, Inc., Series C             8.625%                        BBB-           6,078,411
   145,900   First Industrial Realty Trust, Inc., Series J             7.250%                        BBB-           3,596,435
   247,207   HRPT Properties Trust, Series B                           8.750%                        BBB-           6,427,382
   129,611   HRPT Properties Trust, Series C                           7.125%                        BBB-           3,181,950
    21,000   New Plan Excel Realty Trust, Series D                     7.800%                        BBB-           1,040,813
    36,300   New Plan Excel Realty Trust, Series E                     7.625%                        BBB-             925,650
    20,000   Prologis Trust, Series G                                  6.750%                         BBB             471,800
     8,300   PS Business Parks, Inc., Series F                         8.750%                        BBB-             210,405
   120,000   PS Business Parks, Inc., Series L                         7.600%                        BBB-           3,000,000
   136,000   PS Business Parks, Inc.                                   7.000%                        BBB-           3,291,200
    16,100   Public Storage, Inc., Series F                            6.450%                        BBB+             361,445
     2,100   Public Storage, Inc., Series H                            6.950%                        BBB+              50,925
   167,633   Public Storage, Inc., Series R                            8.000%                        BBB+           4,207,588
    26,900   Public Storage, Inc., Series S                            7.875%                        BBB+             676,266
    31,100   Public Storage, Inc., Series T                            7.625%                        BBB+             778,433
    15,200   Public Storage, Inc., Series U                            7.625%                        BBB+             381,520
    17,000   Public Storage, Inc., Series V                            7.500%                        BBB+             435,200
     3,700   Public Storage, Inc., Series X                            6.450%                        BBB+              83,842
     3,000   Public Storage, Inc.                                      7.125%                        BBB+              76,200
     5,900   Realty Income Corporation                                 7.375%                        BBB-             149,565
    12,600   Regency Centers Corporation                               7.450%                        BBB-             324,450
    84,500   Regency Centers Corporation                               7.250%                        BBB-           2,125,598
    19,600   Regency Centers Corporation                               6.700%                        BBB-             459,032
     7,500   Simon Property Group, Inc., Series F                      8.750%                        Baa2             189,225
    68,600   Simon Property Group, Inc., Series G                      7.890%                         BBB           3,498,600
    41,000   United Dominion Realty Trust                              8.600%                        BBB-           1,045,500
    61,800   Vornado Realty Trust, Series G                            6.625%                        BBB-           1,421,400
     7,500   Vornado Realty Trust, Series I                            6.625%                        BBB-             172,725
   252,700   Wachovia Preferred Funding Corporation                    7.250%                          A2           6,653,591
    39,900   Weingarten Realty Trust, Series E                         6.950%                          A-             989,520
-----------------------------------------------------------------------------------------------------------------------------
             Total Real Estate                                                                                     73,485,755
             ----------------------------------------------------------------------------------------------------------------
             THRIFTS & MORTGAGE FINANCE - 2.0%
    21,100   Countrywide Capital Trust II, Series II (CORTS)           8.000%                        BBB+             531,720
   241,430   Countrywide Capital Trust IV                              6.750%                        BBB+           5,690,505
     3,300   Harris Preferred Capital Corporation, Series A            7.375%                          A1              81,972
-----------------------------------------------------------------------------------------------------------------------------
             Total Thrifts & Mortgage Finance                                                                       6,304,197
             ----------------------------------------------------------------------------------------------------------------
             WIRELESS TELECOMMUNICATION SERVICES - 1.3%
   157,500   United States Cellular Corporation                        8.750%                          A-           4,102,875
     4,300   United States Cellular Corporation                        7.500%                          A-             108,274
-----------------------------------------------------------------------------------------------------------------------------
             Total Wireless Telecommunication Services                                                              4,211,149
             ----------------------------------------------------------------------------------------------------------------
             TOTAL $25 PAR (OR SIMILAR) PREFERRED SECURITIES
              (COST $303,618,579)                                                                                 296,046,508
             ----------------------------------------------------------------------------------------------------------------

   PRINCIPAL
AMOUNT (000)   DESCRIPTION (1)                                                        COUPON       MATURITY    RATINGS (2)
--------------------------------------------------------------------------------------------------------------------------
               CORPORATE BONDS - 0.5% (0.4% OF TOTAL INVESTMENTS)
               COMMERCIAL BANKS - 0.1%
 $      300    HBOS PLC, Series 144A                                                   6.413%       9/29/49            A1
--------------------------------------------------------------------------------------------------------------------------
               INSURANCE - 0.4%
      1,500    Great West Life and Annuity Insurance Company                           7.153%       5/16/46            A-
--------------------------------------------------------------------------------------------------------------------------
 $    1,800    TOTAL CORPORATE BONDS (COST $1,768,093)
--------------------------------------------------------------------------------------------------------------------------

   PRINCIPAL
AMOUNT (000)           VALUE
------------  --------------
              CORPORATE
               BONDS - 0.5%
               (0.4% OF
               TOTAL
               INVESTMENTS)
              COMMERCIAL
               BANKS - 0.1%
 $      300   $      269,558
------------
              INSURANCE - 0.4%
      1,500        1,467,645
------------
 $    1,800        1,737,203
--------------------------------------------------------------------------------------------------------------------------

 PRINCIPAL
    AMOUNT
    (000)/                                                                                  RATINGS
    SHARES   DESCRIPTION (1)                                     COUPON       MATURITY          (2)              VALUE
----------------------------------------------------------------------------------------------------------------------
             CAPITAL PREFERRED SECURITIES - 49.7% (33.9% OF TOTAL INVESTMENTS)
             CAPITAL MARKETS - 6.5%
     2,500   Ahmanson Capital Trust I, 144A                      8.360%       12/01/26         Baa1     $    2,615,345
     1,000   Bank of New York Capital I, Series B                7.970%       12/31/26           A1          1,047,928
     1,000   BT Capital Trust, Series B1                         7.900%        1/15/27           A2          1,042,817

    PRINCIPAL
AMOUNT (000)/
       SHARES   DESCRIPTION (1)                                     COUPON       MATURITY    RATINGS (2)              VALUE
---------------------------------------------------------------------------------------------------------------------------
                CAPITAL MARKETS (continued)
      1,000     BT Institutional Capital Trust B, 144A              7.750%       12/01/26            A2      $    1,044,784
        500     BT Preferred Capital Trust II                       7.875%        2/25/27            A2             523,789
        250     C.A. Preferred Fund Trust II                        7.000%       10/30/49            A1             244,727
      3,750     C.A. Preferred Funding Trust                        7.000%        1/30/49            A1           3,671,085
      1,000     First Hawaiian Capital Trust I, Series B            8.343%        7/01/27            A-           1,057,729
      8,485     First Union Capital Trust II, Series A              7.950%       11/15/29            A1           9,834,149
---------------------------------------------------------------------------------------------------------------------------
                Total Capital Markets                                                                            21,082,353
                -----------------------------------------------------------------------------------------------------------
                COMMERCIAL BANKS - 23.7%
      2,000     AB Svensk Exportkredit, 144A                        6.375%       10/27/49           AA-           1,968,498
      1,000     Abbey National Capital Trust I                      8.963%        6/30/50             A           1,216,600
      1,900     AgFirst Farm Credit Bank                            7.300%       12/15/53           N/R           1,926,180
      1,000     BankAmerica Capital II, Series 2                    8.000%       12/15/26           Aa3           1,047,417
      1,500     BankBoston Capital Trust II, Series B               7.750%       12/15/26           Aa3           1,568,076
      1,000     BanPonce Trust I, Series A                          8.327%        2/01/27          Baa1           1,049,236
      6,200     Barclays Bank PLC, 144A                             8.550%        6/15/49           Aa3           6,843,690
        100     Barclays Bank PLC                                   6.278%       12/15/55           Aa3              88,250
        900     DBS Capital Funding Corporation, 144A               7.657%        3/15/49            A1             959,656
      1,000     First Empire Capital Trust I                        8.234%        2/01/27          Baa1           1,050,249
        500     First Midwest Bancorp Inc.                          6.950%       12/01/33          Baa2             493,684
      8,800     HBOS Capital Funding LP, Notes                      6.850%        3/23/49            A1           8,471,109
      1,430     HSBC USA Capital Trust II, 144A                     8.380%        5/15/27             A           1,514,750
      2,500     KBC Bank Fund Trust III, 144A                       9.860%        5/02/50            A2           2,778,280
      2,500     Lloyds TSB Bank PLC, Subordinated Note              6.900%       11/22/49           Aa2           2,450,493
      4,000     North Fork Capital Trust I, Capital Securities      8.700%       12/15/26            A3           4,203,876
      3,150     Peoples Heritage Capital Trust I, Series B          9.060%        2/01/27            A3           3,339,570
      5,000     PNC Institutional Capital Trust B, 144A             8.315%        5/15/27            A3           5,281,160
      1,000     Popular North American Capital Trust I              6.564%        9/15/34          Baa1             913,059
      4,500     RBS Capital Trust B                                 6.800%       12/31/49            A1           4,337,775
      2,500     St. George Funding Company LLC, 144A                8.485%       12/31/47            A3           2,656,233
        655     Swedbank ForeningsSparbanken AB, 144A               9.000%        9/17/50            A2             731,174
      4,600     Union Planters Capital Trust A                      8.200%       12/15/26            A2           4,812,267
         70     Union Planters Preferred Fund, 144A                 7.750%        7/15/53            A2           7,400,313
                Washington Mutual Preferred Funding Cayman, Series
      5,300      A-1, 144A                                          7.250%        3/15/49           BBB           5,049,162
                Washington Mutual Preferred Funding Delaware,
      1,200      Series A-1, 144A                                   6.534%        3/15/49           BBB           1,153,688
      3,000     Zions Institutional Capital Trust, Series A         8.536%       12/15/26          Baa1           3,151,905
---------------------------------------------------------------------------------------------------------------------------
                Total Commercial Banks                                                                           76,456,350
                -----------------------------------------------------------------------------------------------------------
                DIVERSIFIED FINANCIAL SERVICES - 1.2%
      1,000     BNP Paribas Capital Trust                           7.200%       12/31/49            A+           1,000,389
     10,300     Citigroup Capital X                                 6.100%        9/30/33           Aa2             233,398
        700     Fulton Capital Trust I                              6.290%        2/01/36            A3             636,304
     12,550     General Electric Capital Corporation                6.450%        6/15/46           AAA             303,710
      1,800     Old Mutual Capital Funding, Notes                   8.000%        6/22/53          Baa2           1,850,324
---------------------------------------------------------------------------------------------------------------------------
                Total Diversified Financial Services                                                              4,024,125
                -----------------------------------------------------------------------------------------------------------
                DIVERSIFIED TELECOMMUNICATION SERVICES - 1.9%
      5,260     Centaur Funding Corporation, Series B, 144A         9.080%        4/21/20           BBB           6,178,856
---------------------------------------------------------------------------------------------------------------------------
                HOUSEHOLD DURABLES - 0.6%
      1,700     Stanley Works Capital Trust I, 144A                 5.902%       12/01/45          Baa1           1,587,220
---------------------------------------------------------------------------------------------------------------------------
                INSURANCE - 11.9%
      3,450     Ace Capital Trust II                                9.700%        4/01/30          Baa1           4,260,709
        750     Mangrove Bay, Class 3, 144A                         6.102%        7/15/33          BBB+             717,403
     10,000     MIC Financing Trust I                               8.375%        2/01/27            A+          10,085,030
      2,000     Oil Insurance Limited, 144A                         7.550%       12/30/49          Baa1           1,997,300
      1,500     Prudential PLC                                      6.500%        6/29/49             A           1,383,114
                Sun Life Canada Capital Trust, Capital Securities,
     10,000      144A                                               8.526%        5/06/47            A+          10,587,140
      1,000     ZFS FINANCE USA TRUST II 144A                       6.450%       12/15/65          Baa2             916,532
      8,000     Zurich Capital Trust I, 144A                        8.376%        6/01/37            A-           8,458,816
---------------------------------------------------------------------------------------------------------------------------
                Total Insurance                                                                                  38,406,044
                -----------------------------------------------------------------------------------------------------------

       Portfolio of INVESTMENTS June 30, 2006 (Unaudited)

    PRINCIPAL
AMOUNT (000)/
       SHARES   DESCRIPTION (1)                                     COUPON       MATURITY    RATINGS (2)              VALUE
---------------------------------------------------------------------------------------------------------------------------
                OIL, GAS & CONSUMABLE FUELS - 2.2%
      3,000     KN Capital Trust III                                7.630%        4/15/28          Baa3      $    2,517,141
      4,500     Phillips 66 Capital Trust II                        8.000%        1/15/37            A3           4,715,838
---------------------------------------------------------------------------------------------------------------------------
                Total Oil, Gas & Consumable Fuels                                                                 7,232,979
                -----------------------------------------------------------------------------------------------------------
                THRIFTS & MORTGAGE FINANCE - 1.7%
      1,000     Countrywide Capital Trust I                         8.000%       12/15/26          BBB+           1,007,392
      4,225     Dime Capital Trust I, Series A                      9.330%        5/06/27          Baa1           4,522,596
---------------------------------------------------------------------------------------------------------------------------
                Total Thrifts & Mortgage Finance                                                                  5,529,988
                -----------------------------------------------------------------------------------------------------------
                TOTAL CAPITAL PREFERRED SECURITIES (COST
                 $165,689,369)                                                                                  160,497,915
                -----------------------------------------------------------------------------------------------------------

    SHARES   DESCRIPTION (1)                                                                                     VALUE
----------------------------------------------------------------------------------------------------------------------
             INVESTMENT COMPANIES - 2.5% (1.7% OF TOTAL INVESTMENTS)
             Flaherty and Crumrine/Claymore Preferred
   112,569    Securities Income Fund Inc.                                                               $    2,195,096
             Flaherty and Crumrine/Claymore Total Return Fund
    50,222    Inc.                                                                                             960,245
     4,025   John Hancock Preferred Income Fund                                                                 90,522
     9,846   John Hancock Preferred Income Fund II                                                             218,089
   115,889   John Hancock Preferred Income Fund III                                                          2,287,649
    33,458   Preferred and Corporate Strategies Fund Inc.                                                      667,153
    95,416   Preferred Income Strategies Fund Inc.                                                           1,809,082
----------------------------------------------------------------------------------------------------------------------
             TOTAL INVESTMENT COMPANIES (COST $8,321,030)                                                    8,227,836
             ---------------------------------------------------------------------------------------------------------
 PRINCIPAL
AMOUNT (000) DESCRIPTION (1)                                     COUPON       MATURITY                           VALUE
----------------------------------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS - 2.1% (1.4% OF TOTAL INVESTMENTS)
             Repurchase Agreement with State Street Bank, dated
$    6,783    6/30/06, repurchase price $6,785,140,              4.130%        7/03/06                  $    6,782,806
              collateralized by $7,365,000 U.S. Treasury
              Notes, 4.000%, due 2/15/14, value $6,923,100
----------
----------------------------------------------------------------------------------------------------------------------
             TOTAL SHORT-TERM INVESTMENTS (COST $6,782,806)                                                  6,782,806
             ---------------------------------------------------------------------------------------------------------
             TOTAL INVESTMENTS (COST $486,506,208) - 146.7%                                                473,633,030
             ---------------------------------------------------------------------------------------------------------
             OTHER ASSETS LESS LIABILITIES - 4.7%                                                           15,252,812
             ---------------------------------------------------------------------------------------------------------
             PREFERRED SHARES, AT LIQUIDATION VALUE - (51.4)%                                             (166,000,000)
             ---------------------------------------------------------------------------------------------------------
             NET ASSETS APPLICABLE TO COMMON SHARES - 100%                                              $  322,885,842
             ---------------------------------------------------------------------------------------------------------

INTEREST RATE SWAPS OUTSTANDING AT JUNE 30, 2006:

                                 FIXED RATE
                                       PAID  FIXED RATE    FLOATING RATE  FLOATING RATE                   UNREALIZED
                     NOTIONAL   BY THE FUND     PAYMENT         RECEIVED        PAYMENT  TERMINATION    APPRECIATION
 COUNTERPARTY          AMOUNT  (ANNUALIZED)   FREQUENCY  BY THE FUND (4)      FREQUENCY         DATE  (DEPRECIATION)
 -------------------------------------------------------------------------------------------------------------------
 Citigroup Inc.   $42,000,000         3.255%    Monthly            5.138%       Monthly      3/06/08  $   1,504,821
 Citigroup Inc.    42,000,000         3.815     Monthly            5.138        Monthly      3/06/10      2,342,438
 JPMorgan Chase    21,000,000         5.338     Monthly            5.138        Monthly     11/06/06         16,376
 JPMorgan Chase    21,000,000         5.318     Monthly            5.138        Monthly      5/06/07         49,592
 -------------------------------------------------------------------------------------------------------------------
                                                                                                      $   3,913,227
 -------------------------------------------------------------------------------------------------------------------

        (1)      All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
        (2)      Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by
                 Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
        (3)      Investment is eligible for the Dividends Received Deduction.
        (4)      Based on USD-LIBOR (United States Dollar - London Inter-Bank Offered Rate).
        N/R      Not rated.
       144A      Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
      CBTCS      Corporate Backed Trust Certificates.
      CORTS      Corporate Backed Trust Securities.
      PCARS      Public Credit and Repackaged Securities.
      PPLUS      PreferredPlus Trust.
    SATURNS      Structured Asset Trust Unit Repackaging.

                                 See accompanying notes to financial statements.

Statement of
     ASSETS AND LIABILITIES June 30, 2006 (Unaudited)

                                                                     QUALITY            QUALITY           QUALITY
                                                                   PREFERRED          PREFERRED         PREFERRED
                                                                      INCOME           INCOME 2          INCOME 3
                                                                       (JTP)              (JPS)             (JHP)
-----------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $1,324,365,953, $2,490,536,140
  and $486,506,208, respectively)                             $1,304,040,496     $2,465,979,850     $473,633,030
Cash                                                                      --              1,292               --
Unrealized appreciation on interest rate swaps                     5,909,220         16,044,098        3,913,227
Receivables:
  Dividends                                                        1,915,043          2,761,807          529,911
  Interest                                                         6,335,109          9,831,743        1,809,158
  Investments sold                                                 9,505,163         15,767,947       12,755,668
  Reclaims                                                                --             40,864            7,211
Other assets                                                          76,831            150,026           27,925
-----------------------------------------------------------------------------------------------------------------
     Total assets                                              1,327,781,862      2,510,577,627      492,676,130
-----------------------------------------------------------------------------------------------------------------
LIABILITIES
Payable for investments purchased                                 12,736,635         24,261,612        3,412,085
Accrued expenses:
  Management fees                                                    591,721          1,061,949          228,876
  Other                                                              271,423            466,089           91,713
FundPreferred share dividends payable                                176,671            288,375           57,614
-----------------------------------------------------------------------------------------------------------------
     Total liabilities                                            13,776,450         26,078,025        3,790,288
-----------------------------------------------------------------------------------------------------------------
FundPreferred shares, at liquidation value                       440,000,000        800,000,000      166,000,000
-----------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                        $  874,005,412     $1,684,499,602     $322,885,842
-----------------------------------------------------------------------------------------------------------------
Common shares outstanding                                         64,462,104        119,541,842       23,642,721
-----------------------------------------------------------------------------------------------------------------
Net asset value per Common share outstanding (net assets
  applicable to
  Common shares, divided by Common shares outstanding)        $        13.56     $        14.09     $      13.66
-----------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
-----------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                       $      644,621     $    1,195,418     $    236,427
Paid-in surplus                                                  911,539,983      1,693,035,834      334,356,632
Undistributed (Over-distribution of) net investment income         1,002,892         (2,419,837)      (1,211,353)
Accumulated net realized gain (loss) from investments and
  derivative transactions                                        (24,765,847)         1,200,379       (1,535,913)
Net unrealized appreciation (depreciation) of investments
  and derivative transactions                                    (14,416,237)        (8,512,192)      (8,959,951)
-----------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                        $  874,005,412     $1,684,499,602     $322,885,842
-----------------------------------------------------------------------------------------------------------------
Authorized shares:
  Common                                                           Unlimited          Unlimited        Unlimited
  FundPreferred                                                    Unlimited          Unlimited        Unlimited
-----------------------------------------------------------------------------------------------------------------

                                 See accompanying notes to financial statements.

Statement of
      OPERATIONS Six Months Ended June 30, 2006 (Unaudited)

                                                                   QUALITY          QUALITY           QUALITY
                                                                 PREFERRED        PREFERRED         PREFERRED
                                                                    INCOME         INCOME 2          INCOME 3
                                                                     (JTP)            (JPS)             (JHP)
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends (net of foreign tax withheld of $8,392
  $11,400 and $2,684, respectively)                           $ 21,795,947     $ 40,897,850     $  9,152,520
Interest                                                        19,505,188       35,958,492        6,239,511
-------------------------------------------------------------------------------------------------------------
Total investment income                                         41,301,135       76,856,342       15,392,031
-------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                  5,750,242       10,522,042        2,192,935
FundPreferred shares - auction fees                                545,480          991,780          205,795
FundPreferred shares - dividend disbursing agent fees               14,914           20,568            6,695
Shareholders' servicing agent fees and expenses                      6,405            9,611            1,712
Custodian's fees and expenses                                      161,517          272,303           69,589
Trustees' fees and expenses                                         13,560           27,308            5,187
Professional fees                                                   34,853           53,412           17,297
Shareholders' reports - printing and mailing expenses               91,886          177,015           37,586
Stock exchange listing fees                                         11,682           21,663            4,871
Investor relations expense                                          37,925           68,690           15,611
Other expenses                                                      22,885           26,812           11,439
-------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense
  reimbursement                                                  6,691,349       12,191,204        2,568,717
  Custodian fee credit                                              (6,198)          (2,484)            (452)
  Expense reimbursement                                         (2,122,692)      (4,016,976)        (789,593)
-------------------------------------------------------------------------------------------------------------
Net expenses                                                     4,562,459        8,171,744        1,778,672
-------------------------------------------------------------------------------------------------------------
Net investment income                                           36,738,676       68,684,598       13,613,359
-------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
  Investments                                                    6,913,146       12,478,976        1,059,136
  Interest rate swaps                                              728,782        2,052,055          607,805
Change in net unrealized appreciation (depreciation) of:
  Investments                                                  (44,410,068)     (85,289,694)     (14,358,827)
  Interest rate swaps                                            2,898,118        5,089,432          880,419
-------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                        (33,870,022)     (65,669,231)     (11,811,467)
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO FUNDPREFERRED SHAREHOLDERS
From and in excess of net investment income                     (9,651,430)     (17,353,925)      (3,699,289)
From accumulated net realized gains                                     --               --               --
-------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from
  distributions to FundPreferred shareholders                   (9,651,430)     (17,353,925)      (3,699,289)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common
  shares from operations                                      $ (6,782,776)    $(14,338,558)    $ (1,897,397)
-------------------------------------------------------------------------------------------------------------

                                 See accompanying notes to financial statements.

Statement of
      CHANGES IN NET ASSETS (Unaudited)

                                                            QUALITY PREFERRED INCOME (JTP)      QUALITY PREFERRED INCOME 2 (JPS)
                                                            -------------------------------     ---------------------------------
                                                               SIX MONTHS                           SIX MONTHS
                                                                    ENDED        YEAR ENDED              ENDED         YEAR ENDED
                                                                  6/30/06          12/31/05            6/30/06           12/31/05
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                       $ 36,738,676      $ 83,656,560      $   68,684,598    $  160,397,786
Net realized gain (loss) from:
  Investments                                                  6,913,146        10,256,942          12,478,976        29,542,155
  Futures                                                             --                --                  --           626,810
  Interest rate swaps                                            728,782        (1,997,325)          2,052,055        (1,219,301)
Change in net unrealized appreciation (depreciation) of:
  Investments                                                (44,410,068)      (58,087,700)        (85,289,694)     (120,450,106)
  Futures                                                             --                --                  --           313,500
  Interest rate swaps                                          2,898,118         6,484,892           5,089,432         9,852,715
Distributions to FundPreferred shareholders:
  From and in excess of net investment income                 (9,651,430)               --         (17,353,925)               --
  From net investment income                                          --       (13,746,475)                 --       (21,967,419)
  From accumulated net realized gains                                 --                --                  --        (2,969,505)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common
  shares from operations                                      (6,782,776)       26,566,894         (14,338,558)       54,126,635
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From and in excess of net investment income                  (34,809,536)                          (66,704,349)
From net investment income                                            --       (72,552,099)                 --      (138,788,080)
From accumulated net realized gains                                   --                --                  --       (22,079,378)
---------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from
  distributions to Common shareholders                       (34,809,536)      (72,552,099)        (66,704,349)     (160,867,458)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common
  shares                                                     (41,592,312)      (45,985,205)        (81,042,907)     (106,740,823)
Net assets applicable to Common shares at the beginning of
  period                                                     915,597,724       961,582,929       1,765,542,509     1,872,283,332
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the end of
  period                                                    $874,005,412      $915,597,724      $1,684,499,602    $1,765,542,509
---------------------------------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income
  at the end of period                                      $  1,002,892      $  8,725,182      $   (2,419,837)   $   12,953,839
---------------------------------------------------------------------------------------------------------------------------------

                                 See accompanying notes to financial statements.

Statement of
      CHANGES IN NET ASSETS (Unaudited) (continued)

                                                              QUALITY PREFERRED INCOME 3 (JHP)
                                                              ---------------------------------
                                                                  SIX MONTHS
                                                                       ENDED         YEAR ENDED
                                                                     6/30/06           12/31/05
-----------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                          $ 13,613,359       $ 31,177,398
Net realized gain (loss) from:
  Investments                                                     1,059,136          2,801,561
  Futures                                                                --                 --
  Interest rate swaps                                               607,805            (22,484)
Change in net unrealized appreciation (depreciation) of:
  Investments                                                   (14,358,827)       (21,236,219)
  Futures                                                                --                 --
  Interest rate swaps                                               880,419          2,007,568
Distributions to FundPreferred shareholders:
  From and in excess of net investment income                    (3,699,289)                --
  From net investment income                                             --         (4,959,898)
  From accumulated net realized gains                                    --           (324,959)
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common
  shares from operations                                         (1,897,397)         9,442,967
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From and in excess of net investment income                     (13,074,425)                --
From net investment income                                               --        (27,602,875)
From accumulated net realized gains                                      --         (2,179,859)
-----------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from
  distributions to Common shareholders                          (13,074,425)       (29,782,734)
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common
  shares                                                        (14,971,822)       (20,339,767)
Net assets applicable to Common shares at the beginning of
  period                                                        337,857,664        358,197,431
-----------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the end of period    $322,885,842       $337,857,664
-----------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income
  at the end of period                                         $ (1,211,353)      $  1,949,002
-----------------------------------------------------------------------------------------------

                                 See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS (Unaudited)

1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
The funds (the "Funds") covered in this report and their corresponding Common share New York Stock Exchange symbols are Nuveen Quality Preferred Income Fund
(JTP), Nuveen Quality Preferred Income Fund 2 (JPS) and Nuveen Quality Preferred Income Fund 3 (JHP). The Funds are registered under the Investment Company Act of 1940, as amended, as non-diversified, closed-end management investment companies.

Each Fund seeks to provide high current income consistent with capital preservation by investing primarily in a portfolio of preferred securities, debt securities including convertible debt securities and convertible preferred securities.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation
Exchange-listed securities and instruments, other than futures, are generally valued at the last sales price on the exchange on which such securities or instruments are primarily traded. Securities or instruments traded on an exchange for which there are no transactions on a given day or securities or instruments not listed on an exchange are valued at the mean of the closing bid and asked prices. Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price. Futures contracts are valued using the closing settlement price or, in the absence of such a price, at the mean of the bid and asked prices. Prices of the other derivative instruments are provided by an independent pricing service approved by the Funds' Board of Trustees. The prices of fixed-income securities are generally also provided by an independent pricing service approved by the Funds' Board of Trustees and based on the mean between the bid and asked prices. When price quotes are not readily available, the pricing service or, in the absence of a pricing service for a particular security or instrument, the Board of Trustees of the Funds, or its designee, may establish fair market value using a wide variety of market data including yields or prices of securities of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant by the pricing service or the Board of Trustee's designee. Short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method. Investments purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when issued/delayed delivery purchase commitments. At June 30, 2006, Preferred Income (JTP) and Preferred Income 2 (JPS) had outstanding when-issued/delayed delivery purchase commitments of $6,821,720 and $12,932,311, respectively. There were no such outstanding purchase commitments in the other Fund.

Investment Income
Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Professional Fees
Professional fees presented in the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment, or to pursue other claims or legal actions on behalf of Fund shareholders.

Federal Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)

Dividends and Distributions to Common Shareholders
Distributions to Common shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Distributions to Common shareholders are declared monthly. Real Estate Investment Trust ("REIT") distributions received by the Funds are generally comprised of ordinary income, long-term and short-term capital gains, and a return of REIT capital. The actual character of amounts received during the period is not known until after the fiscal year-end. For the fiscal year ended December 31, 2005, the character of distributions to the Funds from the REITs was as follows:

                                                                       QUALITY        QUALITY        QUALITY
                                                                     PREFERRED      PREFERRED      PREFERRED
                                                                        INCOME       INCOME 2       INCOME 3
                                                                         (JTP)          (JPS)          (JHP)
------------------------------------------------------------------------------------------------------------
Ordinary income                                                          77.28%         74.67%            78.86%
Long-term and short-term capital gains                                   22.72          25.33             21.14
Return of REIT capital                                                      --             --             --
------------------------------------------------------------------------------------------------------------

For the fiscal year ended December 31, 2005, the Funds applied the actual character of distributions reported by the REITs in which the Funds invest to their receipts from the REITs. If a REIT held in the portfolio of investments did not report the actual character of its distributions during the period, the Fund treated the distributions as ordinary income.

For the six months ended June 30, 2006, each Fund applied the actual percentages for the twelve months ended December 31, 2005, described above, to its receipts from the REITs and treated as income in the Statement of Operations only the amount of ordinary income so calculated. The Funds adjust that estimated breakdown of income type (and consequently their net investment income) as necessary early in the following calendar year when REITs inform their shareholders of the actual breakdown of income type.

The actual character of distributions made by the Funds during the fiscal year ended December 31, 2005, are reflected in the accompanying financial statements.

The distributions made by the Funds during the six months ended June 30, 2006, are provisionally classified as being "From and in excess of net investment income", and those distributions will be classified as being from net investment income, net realized capital gains and/or a return of capital for tax purposes after the fiscal year end. For purposes of calculating "Undistributed (Over-distribution of) net investment income as of June 30, 2006, the distribution amounts provisionally classified as "From and in excess of net investment income" were treated as being entirely from net investment income. Consequently, the financial statements at June 30, 2006, reflect an over-distribution of net investment income.

FundPreferred Shares
The Funds have issued and outstanding FundPreferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's FundPreferred shares are issued in more than one Series. The dividend rate paid by the Funds on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. The number of FundPreferred shares outstanding, by Series and in total, for each Fund is as follows:

                                                                     QUALITY             QUALITY             QUALITY
                                                                   PREFERRED           PREFERRED           PREFERRED
                                                                      INCOME            INCOME 2            INCOME 3
                                                                       (JTP)               (JPS)               (JHP)
--------------------------------------------------------------------------------------------------------------------
Number of shares:
  Series M                                                             3,520               4,800               3,320
  Series T                                                             3,520               4,800                  --
  Series T2                                                               --               4,000                  --
  Series W                                                             3,520               4,800                  --
  Series TH                                                            3,520               4,800               3,320
  Series TH2                                                              --               4,000                  --
  Series F                                                             3,520               4,800                  --
--------------------------------------------------------------------------------------------------------------------
Total                                                                 17,600              32,000               6,640
--------------------------------------------------------------------------------------------------------------------

Interest Rate Swap Transactions
The Funds are authorized to invest in certain derivative financial instruments. The Funds' use of interest rate swap transactions is intended to mitigate the negative impact that an increase in short-term interest rates could have on Common share net earnings as a result of leverage. Interest rate swap transactions involve each Fund's agreement with the counterparty to pay a fixed rate payment in exchange for the counterparty paying the Fund a variable rate payment that is intended to approximate each Fund's variable rate payment obligation on FundPreferred shares or any variable rate borrowing. The payment obligation is based on the notional amount of the interest rate swap contract. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the net amount of interest payments that each Fund is to receive. Interest rate swap positions are valued daily. Although there are economic advantages of entering into interest rate swap transactions, there are also additional risks. The Funds help manage the credit risks associated with interest rate swap transactions by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser continually monitor the financial stability of the swap counterparties.

Futures Contracts
Each Fund may use futures contracts to hedge against changes in the values of securities the Fund owns. Each Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, the Fund deposits and maintains as collateral an initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses on futures contracts. Risk may arise from the potential inability of the counterparty to meet the terms of the contract. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time is was closed. At June 30, 2006, there were no open futures contracts in any of the Funds.

Repurchase Agreements
In connection with transactions in repurchase agreements, it is the Funds' policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications
Under the Funds' organizational documents, their Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES
The Funds did not engage in transactions in their own shares during the six months ended June 30, 2006, nor during the fiscal year ended December 31, 2005.

3. INVESTMENT TRANSACTIONS
Purchases and sales (including maturities but excluding short-term investments and derivative transactions) during the six months ended June 30, 2006, were as follows:

                                                                     QUALITY             QUALITY             QUALITY
                                                                   PREFERRED           PREFERRED           PREFERRED
                                                                      INCOME            INCOME 2            INCOME 3
                                                                       (JTP)               (JPS)               (JHP)
--------------------------------------------------------------------------------------------------------------------
Purchases                                                      $188,495,048        $325,427,708          $81,388,234
Sales and maturities                                            185,107,542         315,384,763           88,860,091
--------------------------------------------------------------------------------------------------------------------

4. INCOME TAX INFORMATION
The following information is presented on an income tax basis based on the information currently available to the Funds. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions.

At June 30, 2006, the cost of investments was as follows:

                                                                     QUALITY             QUALITY             QUALITY
                                                                   PREFERRED           PREFERRED           PREFERRED
                                                                      INCOME            INCOME 2            INCOME 3
                                                                       (JTP)               (JPS)               (JHP)
--------------------------------------------------------------------------------------------------------------------
Cost of investments                                           $1,324,864,665      $2,495,074,775        $486,828,781
--------------------------------------------------------------------------------------------------------------------

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2006, were as follows:

                                                                     QUALITY             QUALITY             QUALITY
                                                                   PREFERRED           PREFERRED           PREFERRED
                                                                      INCOME            INCOME 2            INCOME 3
                                                                       (JTP)               (JPS)               (JHP)
--------------------------------------------------------------------------------------------------------------------
Gross unrealized:
  Appreciation                                                  $17,590,918         $41,833,835           $3,868,518
  Depreciation                                                  (38,415,087)        (70,928,760)         (17,064,269)
--------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of
  investments                                                  $(20,824,169)       $(29,094,925)        $(13,195,751)
--------------------------------------------------------------------------------------------------------------------

The tax components of undistributed net ordinary income and net long-term capital gains at July 31, 2005, the Funds' last tax year end, were as follows:

                                                                     QUALITY             QUALITY             QUALITY
                                                                   PREFERRED           PREFERRED           PREFERRED
                                                                      INCOME            INCOME 2            INCOME 3
                                                                       (JTP)               (JPS)               (JHP)
--------------------------------------------------------------------------------------------------------------------
Undistributed net ordinary income *                               $3,556,793          $8,682,726          $1,603,497
Undistributed net long-term capital gains                                 --          19,370,073           1,521,742
--------------------------------------------------------------------------------------------------------------------

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

The tax character of distributions paid during the Funds' last tax year ended July 31, 2005, was designated for purposes of the dividends paid deduction as follows:

                                                                     QUALITY             QUALITY             QUALITY
                                                                   PREFERRED           PREFERRED           PREFERRED
                                                                      INCOME            INCOME 2            INCOME 3
                                                                       (JTP)               (JPS)               (JHP)
--------------------------------------------------------------------------------------------------------------------
Distributions from net ordinary income *                         $86,458,729        $168,985,896         $32,675,994
Distributions from net long-term capital gains                            --          19,485,262           1,415,750
--------------------------------------------------------------------------------------------------------------------

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

At July 31, 2005, the Funds' last tax year end, Quality Preferred Income (JTP) had unused capital loss carryforwards of $22,268,801 available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire in the year 2012.

Calculation of certain of the amounts presented above (namely, undistributed net ordinary income for tax purposes) involves the application of complex aspects of the Internal Revenue Code to certain securities held by the Funds. In calculating the amount of taxable income derived from these securities, management made assumptions as to the correct tax treatment of certain of those securities and made estimates about the tax characteristics of income received from those securities, based on information currently available to the Funds. The use of these assumptions and estimates will not affect the qualification of the Funds as regulated investment companies under Subchapter M of the Internal Revenue Code, nor is it expected that these assumptions and estimates will be used in computing taxable income for purposes of preparing the federal and state income and excise tax returns.

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Each Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. ("Nuveen"), and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily Managed Assets of each Fund as follows:

AVERAGE DAILY MANAGED ASSETS                                              FUND-LEVEL FEE RATE
---------------------------------------------------------------------------------------------
For the first $500 million                                                              .7000%
For the next $500 million                                                               .6750
For the next $500 million                                                               .6500
For the next $500 million                                                               .6250
For Managed Assets over $2 billion                                                      .6000
---------------------------------------------------------------------------------------------

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of June 30, 2006, the complex-level fee rate was .1887%.

COMPLEX-LEVEL ASSETS(1)                                                COMPLEX-LEVEL FEE RATE
---------------------------------------------------------------------------------------------
For the first $55 billion                                                               .2000%
For the next $1 billion                                                                 .1800
For the next $1 billion                                                                 .1600
For the next $3 billion                                                                 .1425
For the next $3 billion                                                                 .1325
For the next $3 billion                                                                 .1250
For the next $5 billion                                                                 .1200
For the next $5 billion                                                                 .1175
For the next $15 billion                                                                .1150
For Managed Assets over $91 billion (2)                                                 .1400
---------------------------------------------------------------------------------------------

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser has entered into Sub-Advisory Agreements with Spectrum Asset Management, Inc. ("Spectrum"), under which Spectrum manages the investment portfolios of the Funds. Spectrum is compensated for its services to the Funds from the management fees paid to the Adviser. Spectrum also receives compensation on certain portfolio transactions for providing brokerage services to the Funds.

The Funds pay no compensation directly to those of their Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

For the first eight years of Quality Preferred Income's (JTP) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                              YEAR ENDING
JUNE 30,                                 JUNE 30,
-----------------------------------------------------------------------------------
2002 *                            .32%   2007                                   .32%
2003                              .32    2008                                   .24
2004                              .32    2009                                   .16
2005                              .32    2010                                   .08
2006                              .32
-----------------------------------------------------------------------------------

* From the commencement of operations.

The Adviser has not agreed to reimburse Quality Preferred Income (JTP) for any portion of its fees and expenses beyond June 30, 2010.

For the first eight years of Quality Preferred Income 2's (JPS) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                               YEAR ENDING
SEPTEMBER 30,                             SEPTEMBER 30,
-------------------------------------------------------------------------------------
2002 *                             .32%   2007                                    .32%
2003                               .32    2008                                    .24
2004                               .32    2009                                    .16
2005                               .32    2010                                    .08
2006                               .32
-------------------------------------------------------------------------------------

* From the commencement of operations.

The Adviser has not agreed to reimburse Quality Preferred Income 2 (JPS) for any portion of its fees and expenses beyond September 30, 2010.

For the first eight years of Quality Preferred Income 3's (JHP) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                              YEAR ENDING
DECEMBER 31,                             DECEMBER 31,
-----------------------------------------------------------------------------------
2002 *                            .32%   2007                                   .32%
2003                              .32    2008                                   .24
2004                              .32    2009                                   .16
2005                              .32    2010                                   .08
2006                              .32
-----------------------------------------------------------------------------------

* From the commencement of operations.

The Adviser has not agreed to reimburse Quality Preferred Income 3 (JHP) for any portion of its fees and expenses beyond December 31, 2010.

6. NEW ACCOUNTING PRONOUNCEMENT
On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and does not expect the adoption of FIN 48 will have a significant impact on the net assets or results of operations of the Funds.

7. SUBSEQUENT EVENTS
Distributions to Common Shareholders
The Funds declared Common share distributions which were paid on August 1, 2006, to shareholders of record on July 15, 2006, as follows:

                                                                     QUALITY             QUALITY             QUALITY
                                                                   PREFERRED           PREFERRED           PREFERRED
                                                                      INCOME            INCOME 2            INCOME 3
                                                                       (JTP)               (JPS)               (JHP)
--------------------------------------------------------------------------------------------------------------------
Distributions per share                                               $.0900              $.0930              $.0910
--------------------------------------------------------------------------------------------------------------------

Financial
       HIGHLIGHTS (Unaudited)

Selected data for a Common share outstanding throughout each period:

                                                                Investment Operations
                                          -----------------------------------------------------------------
                                                                     Distributions
                                                                          from Net   Distributions
                              Beginning                                 Investment    from Capital
                                 Common                        Net       Income to        Gains to
                                  Share          Net     Realized/   FundPreferred   FundPreferred
                              Net Asset   Investment    Unrealized          Share-          Share-
                                  Value    Income(a)   Gain (Loss)        holders+        holders+    Total
-----------------------------------------------------------------------------------------------------------
QUALITY PREFERRED INCOME (JTP)
-----------------------------------------------------------------------------------------------------------
2006(f)                       $   14.20   $      .57   $      (.52)  $        (.15)* $          --   $ (.10)
Year ended 12/31:
2005                              14.92         1.30          (.68)           (.21)             --      .41
8/1/04-12/31/04                   14.40          .60           .47            (.05)             --     1.02
Year Ended 7/31:
2004(b)                           14.10         1.37           .26            (.08)             --     1.55
2003                              14.12         1.31           .16            (.09)             --     1.38
2002(c)                           14.33          .06          (.25)             --              --     (.19)
QUALITY PREFERRED INCOME 2 (JPS)
-----------------------------------------------------------------------------------------------------------
2006(f)                           14.77          .57          (.54)           (.15)*            --     (.12)
Year ended 12/31:
2005                              15.66         1.34          (.69)           (.18)           (.02)     .45
8/1/04-12/31/04                   15.32          .60           .50            (.04)           (.01)    1.05
Year Ended 7/31:
2004(b)                           14.97         1.42           .37            (.08)             --     1.71
2003(d)                           14.33         1.02           .79            (.07)             --     1.74
QUALITY PREFERRED INCOME 3 (JHP)
-----------------------------------------------------------------------------------------------------------
2006(f)                           14.29          .58          (.50)           (.16)*            --     (.08)
Year ended 12/31:
2005                              15.15         1.32          (.70)           (.21)           (.01)     .40
8/1/04-12/31/04                   14.71          .60           .46            (.05)             --     1.01
Year Ended 7/31:
2004(b)                           14.38         1.38           .40            (.08)           (.01)    1.69
2003(e)                           14.33          .67           .22            (.04)             --      .85
-----------------------------------------------------------------------------------------------------------

                                   Less Distributions
                             ------------------------------

                                    Net                            Offering
                             Investment    Capital                Costs and      Ending
                              Income to   Gains to            FundPreferred      Common
                                 Common     Common                    Share       Share    Ending
                                 Share-     Share-             Underwriting   Net Asset    Market
                                holders    holders    Total       Discounts       Value     Value
---------------------------  --------------------------------------------------------------------
QUALITY PREFERRED INCOME (J
---------------------------
2006(f)                      $     (.54)*  $   --    $ (.54)  $          --   $   13.56   $ 12.94
Year ended 12/31:
2005                              (1.13)       --     (1.13)             --       14.20     12.40
8/1/04-12/31/04                    (.50)       --      (.50)             --       14.92     14.00
Year Ended 7/31:
2004(b)                           (1.25)       --     (1.25)             --       14.40     13.96
2003                              (1.25)       --     (1.25)           (.15)      14.10     14.59
2002(c)                              --        --        --            (.02)      14.12     15.15
QUALITY PREFERRED INCOME 2
---------------------------
2006(f)                            (.56)*      --      (.56)             --       14.09   $ 13.64
Year ended 12/31:
2005                              (1.16)     (.18)    (1.34)             --       14.77     12.80
8/1/04-12/31/04                    (.53)     (.18)     (.71)             --       15.66     14.40
Year Ended 7/31:
2004(b)                           (1.32)     (.04)    (1.36)             --       15.32     14.61
2003(d)                            (.95)       --      (.95)           (.15)      14.97     14.65
QUALITY PREFERRED INCOME 3
---------------------------
2006(f)                            (.55)*      --      (.55)             --       13.66   $ 12.99
Year ended 12/31:
2005                              (1.17)     (.09)    (1.26)             --       14.29     12.92
8/1/04-12/31/04                    (.51)     (.06)     (.57)             --       15.15     14.44
Year Ended 7/31:
2004(b)                           (1.24)     (.12)    (1.36)             --       14.71     14.34
2003(e)                            (.62)       --      (.62)           (.18)      14.38     14.36
---------------------------

* Represents distributions paid "From and in excess of net investment income" for the six months ended June 30, 2006.
**   Annualized.
*** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common Share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
**** After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++   - Ratios do not reflect the effect of dividend payments to FundPreferred shareholders.
     - Income ratios reflect income earned on assets attributable to FundPreferred shares.
     - For the periods presented below each ratio includes the effect of the interest expense paid on interest rate swap transactions as follows:

                                            Ratio of Net Interest Expense to Average
                                             Net Assets Applicable to Common Shares
                                            ----------------------------------------
        QUALITY PREFERRED INCOME (JTP)
        Year Ended 7/31:
        2003                                                                .80%
        2002(c)                                                              --
        QUALITY PREFERRED INCOME 2 (JPS)
        Year Ended 7/31:
        2003(d)                                                             .58**
        QUALITY PREFERRED INCOME 3 (JHP)
        Year Ended 7/31:
        2003(e)                                                             .51**

(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) The Funds changed their method of presentation for net interest expense on interest rate swap transactions. The effect of this reclassification for the fiscal year ended July 31, 2004, was as follows:

                                                                             QUALITY              QUALITY              QUALITY
                                                                           PREFERRED            PREFERRED            PREFERRED
                                                                              INCOME             INCOME 2             INCOME 3
                                                                               (JTP)                (JPS)                (JHP)
                                                                           ---------------------------------------------------
      Increase of Net Investment Income per share with a
        corresponding decrease in Net Realized/Unrealized
        Investment Gain (Loss)                                                  $.14                 $.11                 $.11
      Decrease in each of the Ratios of Expenses to Average Net
        Assets Applicable to Common Shares with a corresponding
        increase in each of the Ratios of Net Investment Income
        to Average Net Assets
        Applicable to Common Shares                                              .94%                 .71%                 .73%

(c) For the period June 25, 2002 (commencement of operations) through July 31, 2002.
(d) For the period September 24, 2002 (commencement of operations) through July 31, 2003.
(e) For the period December 18, 2002 (commencement of operations) through July 31, 2003.
(f)   For the six months ended June 30, 2006.

                                                           Ratios/Supplemental Data
                           ----------------------------------------------------------------------------------------
        Total Returns                     Before Credit/Reimbursement    After Credit/Reimbursement****
     -------------------                  ----------------------------   ------------------------------
                                                          Ratio of Net                     Ratio of Net
                   Based                     Ratio of       Investment       Ratio of        Investment
                      on                     Expenses        Income to       Expenses         Income to
                  Common     Ending Net    to Average          Average     to Average           Average
        Based      Share         Assets    Net Assets       Net Assets     Net Assets        Net Assets
           on        Net     Applicable    Applicable       Applicable     Applicable        Applicable   Portfolio
       Market      Asset      to Common     to Common        to Common      to Common         to Common    Turnover
     Value***   Value***   Shares (000)      Shares++         Shares++       Shares++          Shares++        Rate
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
         8.72%      (.73)% $    874,005         1.50%**          7.78%**       1.03%**           8.26%**        14%
        (3.69)      2.89        915,598         1.49             8.47          1.02              8.94           19
         3.79       7.10        961,583         1.49**           9.15**        1.02**            9.62**          8
         4.20      11.17        927,892         1.51             8.87          1.04              9.33           18
         4.95       9.15        907,746         2.38             8.84          1.91              9.31           45
         1.00      (1.47)       880,006          .96**           4.51**         .64**            4.83**          1
-------------------------------------------------------------------------------------------------------------------
        10.96       (.85)     1,684,500         1.42**           7.54**         .95**            8.01**         13
        (2.06)      3.01      1,765,543         1.40             8.32           .94              8.78           17
         3.34       6.94      1,872,283         1.40**           8.69**         .94**            9.14**          6
         8.98      11.60      1,830,878         1.41             8.64           .95              9.10           19
         4.02      11.22      1,789,809         1.99**           7.59**        1.54**            8.04**         35
-------------------------------------------------------------------------------------------------------------------
         4.76       (.56)       322,886         1.56**           7.80**        1.08**            8.29**         17
        (2.16)      2.88        337,858         1.54             8.48          1.07              8.96           16
         4.64       6.81        358,197         1.54**           9.03**        1.07**            9.50**          7
         9.36      11.93        347,900         1.55             8.75          1.08              9.22           17
         (.19)      4.62        339,499         1.97**           7.14**        1.53**            7.58**         57


      FundPreferred Shares at End of Period
     ---------------------------------------

        Aggregate   Liquidation
           Amount    and Market        Asset
      Outstanding     Value Per     Coverage
            (000)         Share    Per Share
---  ---------------------------------------
---
     $   440,000    $   25,000    $  74,659
         440,000        25,000       77,023
         440,000        25,000       79,635
         440,000        25,000       77,721
         440,000        25,000       76,577
              --            --           --
---
         800,000        25,000       77,641
         800,000        25,000       80,173
         800,000        25,000       83,509
         800,000        25,000       82,215
         800,000        25,000       80,932
---
         166,000        25,000       73,627
         166,000        25,000       75,882
         166,000        25,000       78,945
         166,000        25,000       77,395
         166,000        25,000       76,129




                                 See accompanying notes to financial statements.

                 ANNUAL INVESTMENT
                 MANAGEMENT AGREEMENT
                 APPROVAL PROCESS

The Board of Trustees is responsible for overseeing the performance of the investment adviser to the Funds and determining whether to continue the advisory arrangements. At a meeting held on May 23-25, 2006 (the "May Meeting"), the Board of Trustees of the Funds, including the independent Trustees, unanimously approved the continuance of the Investment Management Agreement between each Fund and NAM and the Sub-Advisory Agreement between NAM and Spectrum (the "Sub-Adviser"). NAM and the Sub-Adviser are each a "Fund Adviser."

THE APPROVAL PROCESS
During the course of the year, the Board received a wide variety of materials relating to the services provided by the Fund Advisers and the performance of each Fund. To assist the Board in its evaluation of the advisory contract with a Fund Adviser at the May Meeting, the independent Trustees received extensive materials in advance of their meeting which outlined, among other things:

    - the nature, extent and quality of services provided by the Fund Adviser;

    - the organization and business operations of the Fund Adviser, including the responsibilities of various departments and key personnel;

    - the Fund's past performance, the Fund's performance compared to funds of similar investment objectives compiled by an independent third party and with recognized and/or customized benchmarks (as appropriate);

    - the profitability of the Fund Adviser and certain industry profitability analyses for unaffiliated advisers;

    - the expenses of the Fund Adviser in providing the various services;

    - the advisory fees (gross and net management fees) and total expense ratios of the Fund, including comparisons of such fees and expenses with those of comparable, unaffiliated funds based on information and data provided by Lipper (the "Peer Universe") as well as compared to a subset of funds within the Peer Universe (the "Peer Group") to the respective Fund (as applicable);

    - the advisory fees the Fund Adviser assesses to other types of investment products or clients;

    - the soft dollar practices of the Fund Adviser, if any; and

    - from independent legal counsel, a legal memorandum describing, among other things, the duties of the Trustees under the Investment Company Act of 1940 (the "1940 Act") as well as the general principles of relevant state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; an adviser's fiduciary duty with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards of directors have fulfilled their duties and factors to be considered by the board in voting on advisory agreements.

At the May Meeting, NAM made a presentation to and responded to questions from the Board. After the presentations and after reviewing the written materials, the independent Trustees met privately with their legal counsel to review the Board's duties in reviewing advisory contracts and consider the renewal of the advisory contracts. It is with this background that the Trustees considered each advisory contract (which includes the Sub-Advisory Agreements) with the respective Fund Adviser. The independent Trustees, in consultation with independent counsel, reviewed the factors set out in judicial decisions and SEC directives relating to the renewal of advisory contracts. As outlined in more detail below, the Trustees considered all factors they believed relevant with respect to each Fund, including the following: (a) the nature, extent and quality of the services to be provided by the Fund Adviser; (b) the investment performance of the Fund and the Fund Adviser; (c) the costs of the services to be provided and profitability of the Fund Adviser and its affiliates; (d) the extent to which economies of scale would be realized as the Fund grows; and (e) whether fee levels reflect these economies of scale for the benefit of Fund investors.

A. NATURE, EXTENT AND QUALITY OF SERVICES
In reviewing the Fund Advisers, the Trustees considered the nature, extent and quality of the respective Fund Adviser's services. The Trustees reviewed materials outlining, among other things, the Fund Adviser's organization and business; the types of services that the Fund Adviser or its affiliates provide and are expected to provide to the Funds; the performance record of the applicable Fund (as described in further detail below); and any initiatives Nuveen has taken for its fund product line. In connection with their continued service as Trustees, the Trustees also have a good understanding of each Fund Adviser's organization, operations and personnel. In this regard, the Trustees are familiar with and have evaluated the professional experience, qualifications and credentials of the Fund Adviser's personnel. With respect to the Sub-Adviser, the Trustees also received and reviewed an evaluation of the Sub-Adviser from NAM. Such evaluation outlined, among other things, the Sub-Adviser's organizational history, client base, product mix, investment team and any changes thereto, investment process and any changes to its investment strategy, the Fund's investment objectives and performance (as applicable). The Trustees noted that NAM recommended the renewal of the Sub-Advisory Agreements and considered the basis for such recommendation and any qualifications in connection therewith. Given the Trustees' experience with the Funds (including any other Nuveen funds advised by a Fund Adviser) and each Fund Adviser, the Trustees recognized and considered the quality of their investment processes in making portfolio management decisions as well as any refinements or improvements thereto. In this regard, the Trustees considered the continued quality of the Fund Adviser's investment process in making portfolio management decisions as well as any additional refinements and improvements adopted to the portfolio management processes.

In addition to advisory services, the independent Trustees considered the quality of any administrative or non-advisory services provided. With respect to the Sub-Adviser, the independent Trustees noted that the Sub-Advisory Agreements were essentially agreements for portfolio management services only and the Sub-Adviser was not expected to supply other significant administrative services to the Funds.

With respect to NAM, NAM provides the Funds with such administrative and other services (exclusive of, and in addition to, any such services provided by others for the Funds) and officers and other personnel as are necessary for the operations of the respective Fund. In connection with the review of the Investment Management Agreement, the Trustees considered the extent and quality of these other services which include, among other things, providing: product management (e.g., product positioning, performance benchmarking, risk management); fund administration (e.g., daily net asset value pricing and reconciliation, tax reporting, fulfilling regulatory filing requirements); oversight of third party service providers; administration of board relations (e.g., organizing board meetings and preparing related materials); compliance (e.g., monitoring compliance with investment policies and guidelines and regulatory requirements); and legal support (e.g., helping prepare and file registration statements, amendments thereto, proxy statements and responding to regulatory requests and/or inquiries). As the Funds operate in a highly regulated industry and given the importance of compliance, the Trustees considered, in particular, the additions of experienced personnel to the compliance teams and the enhancements to technology and related systems to support the compliance activities for the Funds (including a new reporting system for quarterly portfolio holdings). In addition to the above, because the Funds utilize a Sub-Adviser, the Trustees also considered NAM's ability and procedures to monitor the Sub-Adviser's performance, business practices and compliance policies and procedures. In this regard, the Trustees noted the enhancements in the investment oversight process, including increased site visits and departments participating in investment oversight.

In addition to the foregoing, the Trustees also noted the additional services that the Fund Adviser or its affiliates provide to closed-end funds, including, in particular, secondary market support activities. The Trustees recognized Nuveen's continued commitment to supporting the secondary market for the common shares of its closed-end funds through a variety of initiatives designed to raise investor and analyst awareness and understanding of closed-end funds. These efforts include providing advertising and other media relations programs, continued contact with analysts, maintaining and enhancing its website for closed-end funds, and targeted advisor communication programs. With respect to Funds that utilize leverage through the issuance of preferred shares, the Trustees noted Nuveen's continued support for the preferred shares by maintaining, among other things, an in-house preferred trading desk; designating a product manager whose responsibilities include creating and disseminating product information and managing relations in connection with the preferred share auction; and maintaining systems necessary to test compliance with rating agency requirements.

Based on their review, the Trustees found that, overall, the nature, extent and quality of services provided (and expected to be provided) to the respective Funds under the Investment Management Agreement or Sub-Advisory Agreement, as applicable, were of a high level and were satisfactory.

B. THE INVESTMENT PERFORMANCE OF THE FUND AND FUND ADVISERS
The Board considered the investment performance for each Fund, including the Fund's historic performance as well as its performance compared to funds with similar investment objectives identified by an independent third party (the"Performance Peer Group") and recognized and/or customized benchmarks (as applicable). In evaluating the performance information, in certain instances, the Trustees noted that the closest Performance Peer Group for a Fund still may not adequately reflect such Fund's investment objectives, strategies and portfolio duration, thereby limiting the usefulness of the comparisons of such Fund's performance with that of the Performance Peer Group (such as, the Nuveen Diversified Dividend and Income Fund, Nuveen Preferred and Convertible Income Fund, Nuveen Preferred and Convertible Income Fund 2, Nuveen Tax-Advantaged Floating Rate Fund, and the Nuveen Real Estate Income Fund).

In reviewing performance, the Trustees reviewed performance information including, among other things, total return information compared with the Fund's Performance Peer Group as well as recognized and/or customized benchmarks (as appropriate) for the one-, three- and five-year periods (as applicable) ending December 31, 2005. This information supplements the Fund performance information provided to the Board at each of their quarterly meetings. Based on their review, the Trustees determined that the respective Fund's absolute and relative investment performance over time had been satisfactory.

C. FEES, EXPENSES AND PROFITABILITY
   1. FEES AND EXPENSES
   In evaluating the management fees and expenses of a Fund, the Board reviewed, among other things, the Fund's advisory fees (net and gross management fees) and total expense ratios (before and after expense reimbursements and/or waivers) in absolute terms as well as comparisons to the gross management fees (before waivers), net management fees (after waivers) and total expense ratios (before and after waivers) of comparable funds in the Peer Universe and the Peer Group. The Trustees reviewed data regarding the construction of Peer Groups as well as the methods of measurement for the fee and expense analysis and the performance analysis. In certain cases, due to the small number of peers in the Peer Universe, the Peer Universe and the Peer Group may be the same. Further, the Trustees recognized that in certain cases the closest Peer Universe and/or Peer Group may not adequately reflect the Fund's investment objectives and strategies limiting the usefulness of

                 ANNUAL INVESTMENT
                 MANAGEMENT AGREEMENT APPROVAL PROCESS (continued)

   comparisons. In reviewing comparisons, the Trustees also considered the size of the Peer Universe and/or Peer Group, the composition of the Peer Group (including differences in the use of leverage) as well as differing levels of fee waivers and/or expense reimbursements. In this regard, the Trustees considered the fund-level and complex-wide breakpoint schedules (described in further detail below) and any fee waivers and reimbursements provided by Nuveen (applicable, in particular, for certain funds launched since 1999). Based on their review of the fee and expense information provided, the Trustees determined that each Fund's net total expense ratio was within an acceptable range compared to peers.

   2. COMPARISONS WITH THE FEES OF OTHER CLIENTS
   The Trustees further reviewed data comparing the advisory fees of NAM with fees NAM charges to other clients (such as separate managed accounts and funds that are not offered by Nuveen Investments but are sub-advised by one of Nuveen's investment management teams). In general, the advisory fees charged for separate accounts are somewhat lower than the advisory fees assessed to the Funds. The Trustees recognized that the differences in fees are attributable to a variety of factors, including the differences in services provided, product distribution, portfolio investment policies, investor profiles, account sizes and regulatory requirements. The Trustees noted, in particular, that the range of services provided to the Funds is more extensive than that provided to managed separate accounts. As described in further detail above, such additional services include, but are not limited to, providing: product management, fund administration, oversight of third party service providers, administration of board relations, and legal support. Funds further operate in a highly regulated industry requiring extensive compliance functions compared to the other investment products. In addition to the costs of the additional services, administrative costs may also be greater for funds as the average account size for separate accounts is notably larger than the retail accounts of funds. Given the differences in the product structures, particularly the extensive services provided to closed-end funds, the Trustees believe such facts justify the different levels of fees.

   In considering the advisory fees of the Sub-Adviser, the Trustees also considered the pricing schedule that the Sub-Adviser charges for similar investment management services for other sponsors or clients.

   3. PROFITABILITY OF FUND ADVISERS
   In conjunction with its review of fees, the Trustees also considered the profitability of Nuveen Investments for advisory activities (which incorporated Nuveen's wholly-owned affiliated sub-advisers). The Trustees reviewed data comparing Nuveen's profitability with other fund sponsors prepared by three independent third party service providers as well as comparisons of the revenues, expenses and profits margins of various unaffiliated management firms with similar amounts of assets under management prepared by Nuveen. The Trustees further reviewed the 2005 Annual Report for Nuveen Investments. In considering profitability, the Trustees recognized the inherent limitations in determining profitability as well as the difficulties in comparing the profitability of other unaffiliated advisers. Profitability may be affected by numerous factors, including the methodology for allocating expenses, the adviser's business mix, the types of funds managed, the adviser's capital structure and cost of capital. Further, individual fund or product line profitability of other sponsors is generally not publicly available. Accordingly, the profitability information that is publicly available from various investment advisory or management firms may not be representative of the industry.

Notwithstanding the foregoing, in reviewing profitability, the Trustees reviewed Nuveen's methodology and assumptions for allocating expenses across product lines to determine profitability. In this regard, the methods of allocation used appeared reasonable. The Trustees also, to the extent available, compared Nuveen's profitability margins (including pre- and post-marketing profit margins) with the profitability of various unaffiliated management firms. The Trustees noted that Nuveen's profitability is enhanced due to its efficient internal business model. The Trustees also recognized that while a number of factors affect profitability, Nuveen's profitability may change as fee waivers and/or expense reimbursement commitments of Nuveen to various funds in the Nuveen complex expire. To keep apprised of profitability and developments that may affect profitability, the Trustees have requested profitability analysis be provided periodically during the year. The Trustees also considered the Sub-Adviser's revenues from serving as a Sub-Adviser to the Funds, expenses (including the basis for allocating expenses) and profitability margins (pre- and post-tax). Based on their review, the Trustees were satisfied that the respective Fund Adviser's level of profitability was reasonable in light of the services provided.

In evaluating the reasonableness of the compensation, the Trustees also considered any other revenues paid to a Fund Adviser as well as any indirect benefits (such as soft dollar arrangements, if any) the Fund Adviser and its affiliates are expected to receive that are directly attributable to their management of the Funds, if any. See Section E below for additional information. Based on their review of the overall fee arrangements of the applicable Fund, the Trustees determined that the advisory fees and expenses of the respective Fund were reasonable.

D. ECONOMIES OF SCALE AND WHETHER FEE LEVELS REFLECT THESE ECONOMIES OF SCALE With respect to economies of scale, the Trustees recognized the potential benefits resulting from the costs of a fund being spread over a larger asset base as a fund grows. To help ensure the shareholders share in these benefits, the Trustees have reviewed and considered the breakpoints in the advisory fee schedules that reduce advisory fees as the applicable Fund's assets grow. In addi-
48
tion to advisory fee breakpoints as assets in a respective Fund rise, after lengthy discussions with management, the Board also approved a complex-wide fee arrangement that was introduced on August 1, 2004. Pursuant to the complex-wide fee arrangement, the fees of the funds in the Nuveen complex, including the Funds, are reduced as the assets in the fund complex reach certain levels. In evaluating the complex-wide fee arrangement, the Trustees considered, among other things, the historic and expected fee savings to shareholders as assets grow, the amount of fee reductions at various asset levels, and that the arrangement would extend to all funds in the Nuveen complex. The Trustees noted that 2005 was the first full year to reflect the fee reductions from the complex wide fee arrangement. The Trustees also considered the impact, if any, the complex-wide fee arrangement may have on the level of services provided. Based on their review, the Trustees concluded that the breakpoint schedule and complex-wide fee arrangement currently was acceptable and desirable in providing benefits from economies of scale to shareholders.

E. INDIRECT BENEFITS
In evaluating fees, the Trustees also considered any indirect benefits or profits the Fund Adviser or its affiliates may receive as a result of its relationship with each Fund. In this regard, the Trustees considered revenues received by affiliates of the Fund Adviser for serving as agent at Nuveen's preferred trading desk and for serving as a co-manager in the initial public offering of new closed-end exchange traded funds.

In addition to the above, the Trustees considered whether the Fund Adviser received any benefits from soft dollar arrangements. With respect to NAM, the Trustees noted that NAM does not currently have any soft dollar arrangements and does not pay excess brokerage commissions (or spreads on principal transactions) in order to receive research services; however, NAM may from time to time receive and have access to research generally provided to institutional clients.

The Trustees also considered the soft dollar arrangements, if any, of the Sub-Adviser, and noted that Sub-Adviser does not currently use soft dollar arrangements.

The Trustees did not identify any single factor discussed previously as all-important or controlling. The Trustees, including a majority of independent Trustees, concluded that the terms of the Investment Management Agreement and Sub-Advisory Agreements were fair and reasonable, that the respective Fund Adviser's fees are reasonable in light of the services provided to each Fund, and that the renewal of the respective Investment Management Agreement and Sub-Advisory Agreement should be approved.

Reinvest Automatically
       EASILY AND CONVENIENTLY

NUVEEN EXCHANGE-TRADED CLOSED-END FUNDS
DIVIDEND REINVESTMENT PLAN

Your Nuveen Exchange-Traded Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO
SET UP YOUR REINVESTMENT ACCOUNT.


The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

AUTOMATIC DIVIDEND
     REINVESTMENT PLAN

NOTICE OF AMENDMENT TO THE TERMS AND CONDITIONS

The Fund is amending the terms and conditions of its Automatic Dividend Reinvestment Plan (the "Plan") as further described below effective with the close of business on December 1, 2006. THESE CHANGES ARE INTENDED TO ENABLE PLAN PARTICIPANTS UNDER CERTAIN CIRCUMSTANCES TO REINVEST FUND DISTRIBUTIONS AT A LOWER AGGREGATE COST THAN IS POSSIBLE UNDER THE EXISTING PLAN. Shareholders who do not wish to continue as participants under the amended Plan may withdraw from the Plan by notifying the Plan Agent prior to the effective date of the amendments. Participants should refer to their Plan document for notification instructions, or may simply call Nuveen at (800) 257-8787.

Fund shareholders who elect to participate in the Plan are able to have Fund distributions consisting of income dividends, realized capital gains and returns of capital automatically reinvested in additional Fund shares. Under the Plan's existing terms, the Plan Agent purchases Fund shares in the open market if the Fund's shares are trading at a discount to their net asset value on the payable date for the distribution. If the Fund's shares are trading at or above their net asset value on the payable date for the distribution, the Plan Agent purchases newly-issued Fund shares directly from the Fund at a price equal to the greater of the shares' net asset value or 95% of the shares' market value.

Under the Plan's amended terms, if the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund's shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares' net asset value or 95% of the shares' market value. This change will permit Plan participants under these circumstances to reinvest Fund distributions at a lower aggregate cost than is possible under the existing Plan.

                                     Notes

                                     Notes

                                     Notes

OTHER USEFUL
      INFORMATION

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

The Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2006, and (iii) a description of the policies and procedures that the Fund used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.

GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

MARKET YIELD: Market yield is based on the Fund's current annualized monthly distribution divided by the Fund's current market price. The Fund's monthly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Funds' cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a tax return of capital.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

BOARD OF TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Eugene S. Sunshine

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust Company
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL

The Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

(back cover photo)

       NUVEEN INVESTMENTS:

       SERVING INVESTORS
                                FOR GENERATIONS

       Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

       Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

       WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

       Managing more than $149 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under six distinct brands: Nuveen, a leader in fixed-income investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; Symphony, a leading institutional manager of market-neutral alternative investment portfolios; Santa Barbara, a leader in growth equities; and Tradewinds NWQ, a leader in global equities.

       FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

       To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

       Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

 - Share prices
 - Fund details
 - Daily financial news
 - Investor education
 - Interactive planning tools

                                                                      LEARN MORE
                                                           ABOUT NUVEEN FUNDS AT
                                                              WWW.NUVEEN.COM/CEF

                                                                     ESA-E-0606D

                                                                     NUVEEN LOGO

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During this reporting period, the registrant's Board of Trustees implemented a change to the procedures by which shareholders may recommend nominees to the registrant's board of trustees by amending the registrant's by-laws to include a provision specifying the date by which shareholder nominations for election as trustee at a subsequent meeting must be submitted to the registrant. Shareholders must deliver or mail notice to the registrant not less than forty-five days nor more than sixty days prior to the first anniversary date of the date on which the registrant first mailed its proxy materials for the prior year's annual meeting; provided, however, if and only if the annual meeting is not scheduled to be held within a period that commences thirty days before the first anniversary date of the annual meeting for the preceding year and ends thirty days after such anniversary date (an annual meeting date outside such period being referred to as an "Other Annual Meeting Date" hereafter), the shareholder notice must be given no later than the close of business on the date forty-five days prior to such Other Annual Meeting Date or the tenth business day following the date such Other Annual Meeting Date is first publicly announced or disclosed. The shareholder's notice must be in writing and set forth the name, age, date of birth, business address, residence address and nationality of the person(s) being nominated and the class or series, number of all shares of the registrant owned of record or beneficially be each such person(s), any other information regarding such person required by Item 401 of Regulation S-K or Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended, any other information regarding the person(s) to be nominated that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitation of proxies for election of trustees, and whether such shareholder believes any nominee is or will be an "interested person" (as that term is defined in the Investment Company Act of 1940, as amended) of the registrant or sufficient information to enable the registrant to make that determination and the written and signed consent of the person(s) to be nominated.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Quality Preferred Income Fund 3

By (Signature and Title)*   /s/ Jessica R. Droeger
                            ---------------------------------------
                            Jessica R. Droeger
                            Vice President and Secretary

Date: September 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Gifford R. Zimmerman
                            ---------------------------------------
                            Gifford R. Zimmerman
                            Chief Administrative Officer
                            (principal executive officer)

Date: September 8, 2006

By (Signature and Title)*   /s/ Stephen D. Foy
                            ---------------------------------------
                            Stephen D. Foy
                            Vice President and Controller
                            (principal financial officer)

Date: September 8, 2006

* Print the name and title of each signing officer under his or her signature.